As filed with the Securities and Exchange Commission on July 2, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

Hennessy Funds Trust

(Exact name of registrant as specified in charter)

7250 Redwood Boulevard, Suite 200
Novato, California	94945
(Address of principal executive offices)	(Zip code)

Teresa M. Nilsen
7250 Redwood Boulevard, Suite 200
Novato, California
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-966-4354

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

(a)

semi-annual shareholder report Hennessy Cornerstone Growth Fund Investor Class HFCGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$69	1.30%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$500,562,498
Number of Portfolio Holdings	52
Annual Portfolio Turnover*	0%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Growth Fund Institutional Class HICGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	0.98%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$500,562,498
Number of Portfolio Holdings	52
Annual Portfolio Turnover*	0%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Focus Fund Investor Class HFCSX

This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.46%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$491,374,302
Number of Portfolio Holdings	25
Annual Portfolio Turnover*	3%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Focus Fund Institutional Class HFCIX

This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.12%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$491,374,302
Number of Portfolio Holdings	25
Annual Portfolio Turnover*	3%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Mid Cap 30 Fund Investor Class HFMDX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.33%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$1,285,463,558
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	0%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Mid Cap 30 Fund Institutional Class HIMDX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	0.98%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$1,285,463,558
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	0%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Large Growth Fund Investor Class HFLGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.27%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$137,067,528
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	60%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Large Growth Fund Institutional Class HILGX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.98%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$137,067,528
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	60%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Value Fund Investor Class HFCVX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.21%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$330,241,183
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	19%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Cornerstone Value Fund Institutional Class HICVX

This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.00%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$330,241,183
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	19%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Total Return Fund Investor Class HDOGX

This semi-annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$151	2.95%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$50,008,495
Number of Portfolio Holdings	20
Annual Portfolio Turnover*	30%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Equity and Income Fund Investor Class HEIFX

This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$86	1.66%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$41,253,935
Number of Portfolio Holdings	95
Annual Portfolio Turnover*	12%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Equity and Income Fund Institutional Class HEIIX

This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.31%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$41,253,935
Number of Portfolio Holdings	95
Annual Portfolio Turnover*	12%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Balanced Fund Investor Class HBFBX

This semi-annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$92	1.80%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$13,610,160
Number of Portfolio Holdings	17
Annual Portfolio Turnover*	19%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Energy Transition Fund Investor Class HNRGX

This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$139	2.37%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$23,995,368
Number of Portfolio Holdings	29
Annual Portfolio Turnover*	16%
*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Energy Transition Fund Institutional Class HNRIX

This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$121	2.07%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$23,995,368
Number of Portfolio Holdings	29
Annual Portfolio Turnover*	16%
*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Midstream Fund Investor Class HMSFX

This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$97	1.75%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$79,398,201
Number of Portfolio Holdings	16
Annual Portfolio Turnover*	0%
*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Midstream Fund Institutional Class HMSIX

This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$80	1.44%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$79,398,201
Number of Portfolio Holdings	16
Annual Portfolio Turnover*	0%
*	Not annualized.

Sector Breakdown (% of net assets)

For presentation purposes, the Fund uses custom categories.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Gas Utility Fund Investor Class GASFX

This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	0.97%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$539,971,302
Number of Portfolio Holdings	47
Annual Portfolio Turnover*	6%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Gas Utility Fund Institutional Class HGASX

This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$36	0.68%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$539,971,302
Number of Portfolio Holdings	47
Annual Portfolio Turnover*	6%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Fund Investor Class HJPNX

This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.39%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$447,550,466
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	3%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Fund Institutional Class HJPIX

This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.04%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$447,550,466
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	3%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Small Cap Fund Investor Class HJPSX

This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$79	1.48%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$131,830,605
Number of Portfolio Holdings	62
Annual Portfolio Turnover*	21%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Japan Small Cap Fund Institutional Class HJSIX

This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.09%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$131,830,605
Number of Portfolio Holdings	62
Annual Portfolio Turnover*	21%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Large Cap Financial Fund Investor Class HLFNX

This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$91	1.86%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$28,572,500
Number of Portfolio Holdings	26
Annual Portfolio Turnover*	17%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Large Cap Financial Fund Institutional Class HILFX

This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$76	1.54%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$28,572,500
Number of Portfolio Holdings	26
Annual Portfolio Turnover*	17%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Small Cap Financial Fund Investor Class HSFNX

This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$87	1.62%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$72,345,745
Number of Portfolio Holdings	27
Annual Portfolio Turnover*	10%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Small Cap Financial Fund Institutional Class HISFX

This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.30%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$72,345,745
Number of Portfolio Holdings	27
Annual Portfolio Turnover*	10%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Technology Fund Investor Class HTECX

This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$61	1.23%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$8,140,718
Number of Portfolio Holdings	61
Annual Portfolio Turnover*	55%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Technology Fund Institutional Class HTCIX

This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.98%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$8,140,718
Number of Portfolio Holdings	61
Annual Portfolio Turnover*	55%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.hennessyfunds.com/funds/regulatory-documents.

Householding

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 800-261-6950 or 414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

semi-annual Shareholder Report Hennessy Sustainable ETF STNC (Listed on The Nasdaq Stock Market LLC)

This semi-annual shareholder report contains important information about the Hennessy Sustainable ETF (the “Fund”) for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hennessy Sustainable ETF	$44	0.85%
*	Annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Net Assets	$91,623,140
Number of Portfolio Holdings	48
Annual Portfolio Turnover*	138%
*	Not annualized.

Sector Breakdown (% of net assets)

Sector sub-classifications may differ from those utilized for compliance purposes.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.hennessyetfs.com/etfs/regulatory-documents.

Householding

Householding is a method of delivery, based on the preference of the individual beneficial owner, in which a single copy of certain shareholder documents can be delivered to beneficial owners who share the same address, even if their accounts are registered under different names. Householding for the Fund may be available through the banks, broker-dealers and other financial intermediaries acting as authorized participants of the Fund. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your financial intermediary. If you currently are enrolled in householding and wish to change your householding status, please contact your financial intermediary.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Investments.

(a)	The Schedules of Investments are included within the financial statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: Hennessy Funds Trust

Date of fiscal year end: October 31, 2026

Date of reporting period: November 1, 2025 – April 30, 2026

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

HENNESSY FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

DOMESTIC EQUITY	*Institutional*	*Investor*
Hennessy Cornerstone Growth Fund	HICGX	HFCGX
Hennessy Focus Fund	HFCIX	HFCSX
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	HFMDX
Hennessy Cornerstone Large Growth Fund	HILGX	HFLGX
Hennessy Cornerstone Value Fund	HICVX	HFCVX
MULTI-ASSET		
Hennessy Total Return Fund	—	HDOGX
Hennessy Equity and Income Fund	HEIIX	HEIFX
Hennessy Balanced Fund	—	HBFBX
SECTOR & SPECIALTY		
Hennessy Energy Transition Fund	HNRIX	HNRGX
Hennessy Midstream Fund	HMSIX	HMSFX
Hennessy Gas Utility Fund	HGASX	GASFX
Hennessy Japan Fund	HJPIX	HJPNX
Hennessy Japan Small Cap Fund	HJSIX	HJPSX
Hennessy Large Cap Financial Fund	HILFX	HLFNX
Hennessy Small Cap Financial Fund	HISFX	HSFNX
Hennessy Technology Fund	HTCIX	HTECX

Investing, Uncompromised

www.hennessyfunds.com | 1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354

Financial Statements — Schedule of Investments

Hennessy Cornerstone Growth Fund — as of April 30, 2026 (Unaudited)

COMMON STOCKS – 97.3%	Shares	Value
Communication Services – 14.0%
Charter Communications, Inc. – Class A (a)	22,100	$3,650,257
EverQuote, Inc. – Class A (a)	353,600	5,098,912
Fox Corp. – Class A	167,400	10,628,226
Live Nation Entertainment, Inc. (a)	62,195	9,823,078
Millicom International Cellular SA	252,100	21,398,248
Telephone and Data Systems, Inc.	225,400	10,156,524
Verizon Communications, Inc.	197,185	9,470,796
		70,226,041

Consumer Discretionary – 7.9%
ADT, Inc.	1,052,600	7,926,078
Brinker International, Inc. (a)	58,700	8,936,488
Driven Brands Holdings, Inc. (a)	505,700	6,862,349
Graham Holdings Co. – Class B	8,987	10,087,997
Groupon, Inc. (a)	415,400	5,902,834
		39,715,746

Consumer Staples – 20.1%
BJ’s Wholesale Club Holdings, Inc. (a)	73,800	6,929,082
Casey’s General Stores, Inc.	18,500	15,209,775
Chefs’ Warehouse, Inc. (a)	155,598	12,074,405
Fresh Del Monte Produce, Inc.	239,945	10,051,296
Nomad Foods Ltd.	426,400	4,144,608
Pilgrim’s Pride Corp.	154,300	5,107,330
Post Holdings, Inc. (a)	73,200	7,667,700
PriceSmart, Inc.	82,600	12,961,592
The Kroger Co.	118,062	8,036,481
Walmart, Inc.	86,900	11,464,717
Weis Markets, Inc.	101,479	7,121,796
		100,768,782

Financials – 27.7% (b)
Allstate Corp.	36,412	7,910,871
Axis Capital Holdings Ltd.	87,100	8,745,711
Brighthouse Financial, Inc. (a)	145,847	9,080,434
CNO Financial Group, Inc.	177,400	7,885,430
EZCORP, Inc. – Class A (a)	430,300	14,105,234
F&G Annuities & Life, Inc.	6,660	190,742
Fidelity National Financial, Inc.	112,100	5,862,830
Hanover Insurance Group, Inc.	43,400	8,145,746
Horace Mann Educators Corp.	203,000	9,224,320
Loews Corp.	82,400	9,279,064
Markel Group, Inc. (a)	3,900	6,912,633
Old Republic International Corp.	188,398	7,526,500
Root, Inc. (a)	47,102	2,566,117
StoneX Group, Inc. (a)	141,450	14,997,944
	Shares	Value
Financials (Continued)
Travelers Cos., Inc.	27,100	$8,269,294
Unum Group	89,500	7,194,010
Virtu Financial, Inc. – Class A	215,400	10,696,764
		138,593,644

Health Care – 10.7%
Alignment Healthcare, Inc. (a)	471,600	10,629,864
BrightSpring Health Services, Inc. (a)	488,300	23,423,751
Cardinal Health, Inc.	60,100	11,592,088
Fresenius Medical Care AG – ADR	337,800	7,624,146
		53,269,849

Industrials – 10.7%
Astronics Corp. (a)	377,800	26,974,920
CSG Systems International, Inc.	139,767	11,238,665
Pitney Bowes, Inc.	975,500	15,081,230
		53,294,815

Information Technology – 2.7%
Porch Group, Inc. (a)	1,398,100	13,463,703

Real Estate – 1.7%
Compass, Inc. – Class A (a)	1,121,100	8,486,727

Utilities – 1.8%
UGI Corp.	253,200	9,137,988

TOTAL COMMON STOCKS
(Cost $381,571,714)		486,957,295

MASTER LIMITED PARTNERSHIPS – 1.9%	Units	Value
Energy – 1.9%
Sunoco LP	140,200	9,764,930

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $7,601,576)		9,764,930

The accompanying notes are an integral part of these financial statements.

2	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Growth Fund — as of April 30, 2026 (Unaudited)

MONEY MARKET FUNDS – 0.8%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)	4,033,067	$4,033,067

TOTAL MONEY MARKET FUNDS
(Cost $4,033,067)		4,033,067

TOTAL INVESTMENTS – 100.0%
(Cost $393,206,357)		500,755,292
Liabilities in Excess of Other Assets – (0.0)% (d)		(192,794)

TOTAL NET ASSETS – 100.0%		$500,562,498

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

LP – Limited Partnership

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$70,226,041	$—	$—	$70,226,041
Consumer Discretionary	39,715,746	—	—	39,715,746
Consumer Staples	100,768,782	—	—	100,768,782
Financials	138,593,644	—	—	138,593,644
Health Care	53,269,849	—	—	53,269,849
Industrials	53,294,815	—	—	53,294,815
Information Technology	13,463,703	—	—	13,463,703
Real Estate	8,486,727	—	—	8,486,727
Utilities	9,137,988	—	—	9,137,988
Common Stocks – Total	486,957,295	—	—	486,957,295
Master Limited Partnerships:
Energy	9,764,930	—	—	9,764,930
Master Limited Partnerships – Total	9,764,930	—	—	9,764,930
Money Market Funds	4,033,067	—	—	4,033,067
Total Investments	$500,755,292	$—	$—	$500,755,292

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	3

Financial Statements — Schedule of Investments

Hennessy Focus Fund — as of April 30, 2026 (Unaudited)

COMMON STOCKS – 91.2%	Shares	Value
Communication Services – 21.7%
AST SpaceMobile, Inc. (a)	1,125,142	$83,147,994
Cogent Communications Holdings, Inc.	492,488	11,154,853
Shenandoah Telecommunications Co.	796,737	12,532,673
		106,835,520

Consumer Discretionary – 16.7%
CarMax, Inc. (a)	219,238	8,618,246
Floor & Decor Holdings, Inc. – Class A (a)	62,000	3,000,800
Hilton Worldwide Holdings, Inc.	64,041	20,753,767
NVR, Inc. (a)	2,197	13,875,966
O’Reilly Automotive, Inc. (a)	289,605	28,786,737
Restoration Hardware Holdings, Inc. (a)	53,141	7,012,486
		82,048,002

Financials – 23.9%
Aon PLC – Class A	76,238	23,759,573
Brookfield Asset Management Ltd. – Class A	557,377	26,759,670
Brookfield Corp.	876,934	39,567,262
Brookfield Wealth Solutions Ltd.	23,581	1,064,210
Markel Group, Inc. (a)	14,842	26,307,000
		117,457,715

Health Care – 2.6%
Danaher Corp.	70,807	12,670,913

Industrials – 11.8%
RELX PLC – ADR	47,000	1,719,730
Sunbelt Rentals Holdings, Inc.	580,644	43,645,681
TransDigm Group, Inc.	10,801	12,528,944
		57,894,355

Information Technology – 11.7%
Applied Materials, Inc.	107,512	42,412,409
CDW Corp.	108,355	14,834,883
		57,247,292

Real Estate – 2.8%
Altus Group Ltd.	416,295	13,840,234

TOTAL COMMON STOCKS
(Cost $194,843,345)		447,994,031

REAL ESTATE INVESTMENT TRUSTS – 2.8%
Real Estate – 2.8%
American Tower Corp.	76,623	13,999,788

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $58,999)		13,999,788
MONEY MARKET FUNDS – 6.2%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (b)	23,970,275	$23,970,275

First American Treasury
Obligations Fund – Class X, 3.58% (b)	6,638,569	6,638,569

TOTAL MONEY MARKET FUNDS
(Cost $30,608,844)		30,608,844

TOTAL INVESTMENTS – 100.2%
(Cost $225,511,188)		492,602,663

Liabilities in Excess of Other Assets – (0.2)%		(1,228,361)

TOTAL NET ASSETS – 100.0%		$491,374,302

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

4	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Focus Fund — as of April 30, 2026 (Unaudited)

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$106,835,520	$—	$—	$106,835,520
Consumer Discretionary	82,048,002	—	—	82,048,002
Financials	117,457,715	—	—	117,457,715
Health Care	12,670,913	—	—	12,670,913
Industrials	57,894,355	—	—	57,894,355
Information Technology	57,247,292	—	—	57,247,292
Real Estate	13,840,234	—	—	13,840,234
Common Stocks – Total	447,994,031	—	—	447,994,031
Real Estate Investment Trusts:
Real Estate	13,999,788	—	—	13,999,788
Real Estate Investment Trusts – Total	13,999,788	—	—	13,999,788
Money Market Funds	30,608,844	—	—	30,608,844
Total Investments	$492,602,663	$—	$—	$492,602,663

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	5

Financial Statements — Schedule of Investments

Hennessy Cornerstone Mid Cap 30 Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 97.2%	Shares	Value
Communication Services – 7.4%
EchoStar Corp. – Class A (a)	476,900	$58,725,466
Nexstar Media Group, Inc.	173,500	36,112,290
		94,837,756

Consumer Discretionary – 19.3%
Autoliv, Inc.	285,800	33,132,794
Cheesecake Factory, Inc.	646,700	40,658,029
Lithia Motors, Inc.	106,800	30,984,816
Macy’s, Inc.	2,121,700	41,479,235
Peloton Interactive, Inc. – Class A (a)	4,487,400	24,456,330
Penn Entertainment, Inc. (a)	1,804,900	31,513,554
Wayfair, Inc. – Class A (a)	416,500	26,626,845
Wolverine World Wide, Inc.	1,142,400	19,443,648
		248,295,251

Consumer Staples – 6.5%
Cal-Maine Foods, Inc.	346,800	26,793,768
Casey’s General Stores, Inc.	69,500	57,139,425
		83,933,193

Financials – 4.7%
StoneX Group, Inc. (a)	564,600	59,864,538

Industrials – 34.1% (b)
AECOM Technology Corp.	285,700	24,027,370
American Airlines Group, Inc. (a)	2,810,900	32,915,639
C.H. Robinson Worldwide, Inc.	288,000	52,361,280
Dycom Industries, Inc. (a)	143,600	59,464,760
Granite Construction, Inc.	335,200	45,945,864
Jacobs Solutions, Inc.	250,500	32,417,205
Leidos Holdings, Inc.	203,700	30,396,114
Lyft, Inc. – Class A (a)	1,612,300	22,814,045
MasTec, Inc. (a)	205,100	80,819,655
Primoris Services Corp.	312,700	56,645,605
		437,807,537

Information Technology – 17.9%
Vistance Networks, Inc. (a)	2,239,000	28,648,005
Sanmina Corp. (a)	304,900	66,413,318
TD SYNNEX Corp.	241,100	55,014,198
Viasat, Inc. (a)	1,204,700	79,401,777
		229,477,298

Materials – 2.9%
Crown Holdings, Inc.	385,500	37,898,505
	Shares	Value
Real Estate – 4.4%
Jones Lang LaSalle, Inc. (a)	116,200	36,966,706
Opendoor Technologies, Inc. (a)	3,734,900	20,093,762
		57,060,468

TOTAL COMMON STOCKS
(Cost $1,017,587,087)		1,249,174,546

MONEY MARKET FUNDS – 3.0%

First American Government
Obligations Fund – Class X, 3.58% (c)	38,230,043	38,230,043

TOTAL MONEY MARKET FUNDS
(Cost $38,230,043)		38,230,043

TOTAL INVESTMENTS – 100.2%
(Cost $1,055,817,130)		1,287,404,589
Liabilities in Excess of Other Assets – (0.2)%		(1,941,031)

TOTAL NET ASSETS – 100.0%		$1,285,463,558

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

6	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Mid Cap 30 Fund — as of April 30, 2026 (Unaudited)

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$94,837,756	$—	$—	$94,837,756
Consumer Discretionary	248,295,251	—	—	248,295,251
Consumer Staples	83,933,193	—	—	83,933,193
Financials	59,864,538	—	—	59,864,538
Industrials	437,807,537	—	—	437,807,537
Information Technology	229,477,298	—	—	229,477,298
Materials	37,898,505	—	—	37,898,505
Real Estate	57,060,468	—	—	57,060,468
Common Stocks – Total	1,249,174,546	—	—	1,249,174,546
Money Market Funds	38,230,043	—	—	38,230,043
Total Investments	$1,287,404,589	$—	$—	$1,287,404,589

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	7

Financial Statements — Schedule of Investments

Hennessy Cornerstone Large Growth Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 98.7%	Shares	Value
Communication Services – 1.9%
Omnicom Group, Inc.	33,500	$2,570,120

Consumer Discretionary – 17.5%
Amazon.com, Inc. (a)	11,500	3,048,190
AutoZone, Inc. (a)	700	2,592,821
Darden Restaurants, Inc.	12,900	2,587,224
eBay, Inc.	29,200	3,021,616
Lowe’s Companies, Inc.	9,900	2,364,021
Lululemon Athletica, Inc. (a)	13,900	1,914,030
NVR, Inc. (a)	300	1,894,761
PulteGroup, Inc.	20,800	2,545,088
Tractor Supply Co.	50,100	1,758,510
Williams-Sonoma, Inc.	12,700	2,301,367
		24,027,628

Consumer Staples – 15.7%
Altria Group, Inc.	44,100	3,203,865
Colgate-Palmolive Co.	31,700	2,705,912
Dollar Tree, Inc. (a)	20,500	1,990,755
Kimberly-Clark Corp.	26,500	2,608,395
PepsiCo, Inc.	18,300	2,900,367
Sysco Corp.	34,500	2,577,495
The Kroger Co.	41,800	2,845,326
The Procter & Gamble Co.	18,300	2,691,747
		21,523,862

Energy – 5.1%
Cheniere Energy, Inc.	12,900	3,546,855
EOG Resources, Inc.	24,400	3,429,908
		6,976,763

Financials – 17.6%
Allstate Corp.	13,700	2,976,462
Ameriprise Financial, Inc.	5,300	2,516,387
Hartford Insurance Group, Inc.	20,500	2,804,605
Marsh & McLennan Companies, Inc.	14,700	2,465,337
PayPal Holdings, Inc.	47,900	2,401,706
Progressive Corp.	13,100	2,636,768
T. Rowe Price Group, Inc.	25,500	2,623,440
Travelers Cos., Inc.	9,800	2,990,372
W R Berkley Corp.	39,500	2,639,785
		24,054,862

Health Care – 15.9%
Bristol-Myers Squibb Co.	49,200	2,981,028
Gilead Sciences, Inc.	21,300	2,786,892
HCA Healthcare, Inc.	5,700	2,476,365
	Shares	Value
Health Care (Continued)
Incyte Corp. (a)	25,900	$2,467,493
Johnson & Johnson	12,300	2,827,155
Merck & Co., Inc.	24,000	2,620,320
United Therapeutics Corp. (a)	5,600	3,199,560
Zoetis, Inc.	21,300	2,448,861
		21,807,674

Industrials – 11.8%
Broadridge Financial Solutions, Inc.	12,600	1,940,148
Deere & Co.	5,200	3,067,324
J.B. Hunt Transport Services, Inc.	12,900	3,244,737
Leidos Holdings, Inc.	13,800	2,059,236
Union Pacific Corp.	11,800	3,179,864
United Parcel Service, Inc. – Class B	24,800	2,698,240
		16,189,549

Information Technology – 11.4%
Adobe, Inc. (a)	9,200	2,264,120
Cognizant Technology Solutions Corp. – Class A	31,700	1,676,930
Dell Technologies, Inc. – Class C	23,800	4,973,010
Jabil, Inc.	10,800	3,644,892
NetApp, Inc.	27,600	3,057,252
		15,616,204

Materials – 1.8%
Newmont Corp.	22,200	2,466,198

TOTAL COMMON STOCKS
(Cost $123,515,201)		135,232,860

The accompanying notes are an integral part of these financial statements.

8	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Large Growth Fund — as of April 30, 2026 (Unaudited)
MONEY MARKET FUNDS – 1.3%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (b)	1,822,048	$1,822,048

TOTAL MONEY MARKET FUNDS
(Cost $1,822,048)		1,822,048

TOTAL INVESTMENTS – 100.0%
(Cost $125,337,249)		137,054,908
Other Assets in Excess of Liabilities – 0.0% (c)		12,620

TOTAL NET ASSETS – 100.0%		$137,067,528

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$2,570,120	$—	$—	$2,570,120
Consumer Discretionary	24,027,628	—	—	24,027,628
Consumer Staples	21,523,862	—	—	21,523,862
Energy	6,976,763	—	—	6,976,763
Financials	24,054,862	—	—	24,054,862
Health Care	21,807,674	—	—	21,807,674
Industrials	16,189,549	—	—	16,189,549
Information Technology	15,616,204	—	—	15,616,204
Materials	2,466,198	—	—	2,466,198
Common Stocks – Total	135,232,860	—	—	135,232,860
Money Market Funds	1,822,048	—	—	1,822,048
Total Investments	$137,054,908	$—	$—	$137,054,908

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	9

Financial Statements — Schedule of Investments

Hennessy Cornerstone Value Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 99.1%	Shares	Value
Communication Services – 7.9%
AT&T, Inc.	253,960	$6,635,975
Comcast Corp. – Class A	209,100	5,654,064
T- Mobile US, Inc.	32,900	6,431,950
Verizon Communications, Inc.	153,000	7,348,590
		26,070,579

Consumer Discretionary – 6.4%
Ford Motor Co.	439,900	5,313,992
Home Depot, Inc.	15,700	5,162,160
NIKE, Inc. – Class B	92,400	4,098,864
Starbucks Corp.	63,000	6,635,790
		21,210,806

Consumer Staples – 17.1%
Altria Group, Inc.	98,400	7,148,760
British American Tobacco PLC – ADR	104,600	6,150,480
Coca-Cola Co.	83,800	6,600,088
Colgate-Palmolive Co.	71,000	6,060,560
Mondelez International, Inc. – Class A	105,400	6,475,776
PepsiCo, Inc.	41,000	6,498,090
Philip Morris International, Inc.	35,900	5,926,013
The Procter & Gamble Co.	41,300	6,074,817
Unilever PLC – ADR	92,744	5,470,041
		56,404,625

Energy – 24.0%
BP PLC – ADR	166,700	7,898,246
Canadian Natural Resources Ltd.	167,400	7,983,306
Chevron Corp.	35,975	6,954,327
ConocoPhillips	61,400	7,722,892
Equinor ASA – ADR	233,800	9,527,350
Exxon Mobil Corp.	45,010	6,946,393
Petroleo Brasileiro SA – Petrobras – ADR	441,600	9,728,448
Shell PLC – ADR	81,200	7,362,404
SLB Ltd.	124,100	7,058,808
Suncor Energy, Inc.	118,700	8,126,202
		79,308,376

Financials – 15.4%
Bank of America Corp.	114,400	6,115,824
Citigroup, Inc.	52,300	6,693,354
HSBC Holdings PLC – ADR	72,200	6,632,292
JPMorgan Chase & Co.	19,800	6,201,954
Morgan Stanley	32,700	6,232,293
Royal Bank of Canada	35,600	6,406,932
	Shares	Value
Financials (Continued)
Toronto-Dominion Bank	63,900	$6,882,030
Wells Fargo & Co.	69,000	5,673,870
		50,838,549

Health Care – 19.9%
Abbott Laboratories	49,400	4,485,026
AbbVie, Inc.	27,800	5,874,696
Bristol-Myers Squibb Co.	111,200	6,737,608
CVS Health Corp.	73,400	6,113,486
Gilead Sciences, Inc.	47,000	6,149,480
GSK PLC – ADR	124,760	6,526,196
Johnson & Johnson	27,800	6,389,830
Medtronic PLC	60,000	4,858,200
Merck & Co., Inc.	53,800	5,873,884
Pfizer, Inc.	233,100	6,223,770
UnitedHealth Group, Inc.	17,400	6,446,352
		65,678,528

Information Technology – 8.4%
Cisco Systems, Inc.	81,800	7,484,700
International Business Machines Corp.	20,300	4,688,894
QUALCOMM, Inc.	38,500	6,913,830
Texas Instruments, Inc.	30,900	8,685,372
		27,772,796

TOTAL COMMON STOCKS
(Cost $231,015,257)		327,284,259

The accompanying notes are an integral part of these financial statements.

10	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Cornerstone Value Fund — as of April 30, 2026 (Unaudited)
MONEY MARKET FUNDS – 0.8%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (a)	2,628,125	$2,628,125

TOTAL MONEY MARKET FUNDS
(Cost $2,628,125)		2,628,125

TOTAL INVESTMENTS – 99.9%
(Cost $233,643,382)		329,912,384
Other Assets in Excess of Liabilities – 0.1%		328,799

TOTAL NET ASSETS – 100.0%		$330,241,183

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$26,070,579	$—	$—	$26,070,579
Consumer Discretionary	21,210,806	—	—	21,210,806
Consumer Staples	56,404,625	—	—	56,404,625
Energy	79,308,376	—	—	79,308,376
Financials	50,838,549	—	—	50,838,549
Health Care	65,678,528	—	—	65,678,528
Information Technology	27,772,796	—	—	27,772,796
Common Stocks – Total	327,284,259	—	—	327,284,259
Money Market Funds	2,628,125	—	—	2,628,125
Total Investments	$329,912,384	$—	$—	$329,912,384

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	11

Financial Statements — Schedule of Investments

Hennessy Total Return Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 69.1%	Shares	Value
Communication Services – 7.7%
Verizon Communications, Inc.	80,500	$3,866,415

Consumer Discretionary – 13.3%
Home Depot, Inc.	8,800	2,893,440
McDonald’s Corp.	5,300	1,556,027
NIKE, Inc. – Class B	49,900	2,213,564
		6,663,031

Consumer Staples – 14.2%
Coca-Cola Co.	47,200	3,717,472
The Procter & Gamble Co.	23,000	3,383,070
		7,100,542

Energy – 7.7%
Chevron Corp.	19,900	3,846,869

Health Care – 25.3% (a)
Amgen, Inc.	10,100	3,497,125
Johnson & Johnson	8,200	1,884,770
Merck & Co., Inc.	32,200	3,515,596
UnitedHealth Group, Inc.	10,100	3,741,848
		12,639,339

Information Technology – 0.9%
Cisco Systems, Inc.	2,800	256,200
International Business Machines Corp.	700	161,686
		417,886

TOTAL COMMON STOCKS
(Cost $29,082,068)		34,534,082

U.S. TREASURY BILLS – 71.7%	Par	Value
3.61%, 05/07/2026 (b)(c)	$12,000,000	11,992,840
3.63%, 06/11/2026 (b)(c)	12,000,000	11,950,868
3.61%, 07/09/2026 (b)(c)	12,000,000	11,917,143

TOTAL U.S. TREASURY BILLS
(Cost $35,861,368)		35,860,851
MONEY MARKET FUNDS – 2.7%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)(d)	1,350,784	$1,350,784

TOTAL MONEY MARKET FUNDS
(Cost $1,350,784)		1,350,784

TOTAL INVESTMENTS – 143.5%
(Cost $66,294,220)		71,745,717
Liabilities in Excess of Other Assets – (43.5)%		(21,737,222)

TOTAL NET ASSETS – 100.0%		$50,008,495

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.
(b)	The rate shown is the annualized yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of April 30, 2026 was $23,907,232.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

12	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Total Return Fund — as of April 30, 2026 (Unaudited)

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$3,866,415	$—	$—	$3,866,415
Consumer Discretionary	6,663,031	—	—	6,663,031
Consumer Staples	7,100,542	—	—	7,100,542
Energy	3,846,869	—	—	3,846,869
Health Care	12,639,339	—	—	12,639,339
Information Technology	417,886	—	—	417,886
Common Stocks – Total	34,534,082	—	—	34,534,082
U.S. Treasury Bills	—	35,860,851	—	35,860,851
Money Market Funds	1,350,784	—	—	1,350,784
Total Investments	$35,884,866	$35,860,851	$—	$71,745,717

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.

Schedule of Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Jefferies LLC	3.85%	02/05/2026	05/07/2026	$7,266,031	$7,196,000
Jefferies LLC	3.87%	03/12/2026	06/11/2026	7,266,395	7,196,000
Jefferies LLC	3.87%	04/09/2026	07/09/2026	7,266,395	7,196,000
				$21,798,821	$21,588,000

As of April 30, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $23,907,232 as noted on the Schedule of Investments.

The face value of the reverse repurchase agreements at April 30, 2026, was $21,588,000. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $21,798,821.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	13

Financial Statements — Schedule of Investments

Hennessy Equity and Income Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 69.0%	Shares	Value
Communication Services – 7.6%
Alphabet, Inc. – Class C	8,195	$3,129,998

Consumer Discretionary – 3.7%
Lowe’s Companies, Inc.	1,909	455,850
O’Reilly Automotive, Inc. (a)	6,454	641,528
Starbucks Corp.	4,030	424,480
		1,521,858

Consumer Staples – 5.0%
Altria Group, Inc.	11,711	850,804
Church & Dwight Co., Inc.	6,214	603,131
Nestlé S.A. – ADR	6,004	609,286
		2,063,221

Energy – 1.8%
Chevron Corp.	3,889	751,783

Financials – 15.9%
Berkshire Hathaway, Inc. – Class B (a)	3,529	1,671,334
Blackrock, Inc.	989	1,053,878
Chubb Ltd.	3,375	1,103,625
Progressive Corp.	5,059	1,018,276
The Charles Schwab Corp.	6,739	617,562
Visa, Inc. – Class A	3,305	1,090,121
		6,554,796

Health Care – 1.7%
Johnson & Johnson	3,085	709,087

Industrials – 11.1%
FedEx Corp.	2,645	1,066,755
Norfolk Southern Corp.	4,746	1,498,929
Old Dominion Freight Line, Inc.	4,289	911,112
Republic Services, Inc.	5,172	1,082,086
		4,558,882

Information Technology – 11.8%
Apple, Inc.	6,607	1,792,809
Entegris, Inc.	7,078	1,000,688
TE Connectivity PLC	4,542	961,360
Texas Instruments, Inc.	4,014	1,128,255
		4,883,112

Materials – 7.7%
Air Products and Chemicals, Inc.	3,806	1,141,990
Martin Marietta Materials, Inc.	1,798	1,113,088
NewMarket Corp.	1,344	908,033
		3,163,111
	Shares	Value
Utilities – 2.7%
Dominion Energy, Inc.	17,395	$1,121,978

TOTAL COMMON STOCKS
(Cost $13,134,129)		28,457,826

CORPORATE BONDS – 15.2%	Par	Value
Communication Services – 0.4%
T-Mobile USA, Inc., 3.88%, 04/15/2030	$150,000	146,116

Consumer Discretionary – 1.6%
Expedia Group, Inc., 3.25%, 02/15/2030	100,000	94,902
General Motors Financial Co., Inc.,
5.80%, 01/07/2029	150,000	154,387
Lowe’s Companies, Inc., 2.63%, 04/01/2031	325,000	297,097
Marriott International, Inc., 5.00%, 10/15/2027	100,000	100,902
		647,288

Consumer Staples – 0.2%
Molson Coors Beverage Co., 3.00%, 07/15/2026	100,000	99,749

Energy – 1.1%
Enterprise Products Operating LLC,
4.30%, 06/20/2028	100,000	100,071
Kinder Morgan, Inc., 5.85%, 06/01/2035	140,000	146,757
The Williams Companies, Inc., 2.60%, 03/15/2031	225,000	204,338
		451,166

Financials – 6.6%
Bank of America Corp., 2.30% to 07/21/2031
then SOFR + 1.22%, 07/21/2032	225,000	199,194
Capital One Financial Corp., 6.31%
(SOFR + 2.64%), 06/08/2029	100,000	103,419
Charles Schwab Corp., 6.20%
(SOFR + 1.88%), 11/17/2029	125,000	130,390
Citigroup, Inc., 4.08% to 04/23/2028 then 3 mo.
Term SOFR + 1.45%, 04/23/2029	55,000	54,598
Citizens Financial Group, Inc., 5.25% to 03/05/2030
then SOFR + 1.26%, 03/05/2031	140,000	141,888
Fifth Third Bancorp, 4.34% to 04/25/2032 then
SOFR + 1.66%, 04/25/2033	185,000	178,547
Goldman Sachs Group, Inc., 4.22% to 05/01/2028
then 3 mo. Term SOFR + 1.56%, 05/01/2029	300,000	298,049
Huntington Bancshares, Inc., 2.55%, 02/04/2030	200,000	185,459
JPMorgan Chase & Co., 2.07% to 06/01/2028
then SOFR + 1.02%, 06/01/2029	325,000	309,647
KeyCorp, 2.25%, 04/06/2027	100,000	98,237
Morgan Stanley, 2.24% to 07/21/2031
then SOFR + 1.18%, 07/21/2032	250,000	219,952
Regions Financial Corp., 1.80%, 08/12/2028	325,000	305,777

The accompanying notes are an integral part of these financial statements.

14	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Equity and Income Fund — as of April 30, 2026 (Unaudited)
	Par	Value
Financials (Continued)
State Street Corp., 4.82% to 01/26/2033
then SOFR + 1.57%, 01/26/2034	$175,000	$174,483
Wells Fargo & Co., 5.50% to 01/23/2034
then SOFR + 1.78%, 01/23/2035	300,000	306,034
		2,705,674

Health Care – 1.6%
CVS Health Corp., 5.70%, 06/01/2034	150,000	154,770
Edwards Lifesciences Corp., 4.30%, 06/15/2028	125,000	124,749
Elevance Health, Inc., 4.00%, 09/15/2028	100,000	99,176
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	100,000	99,389
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	225,000	200,066
		678,150

Industrials – 1.5%
General Electric Co., 3.63%, 05/01/2030	380,000	365,743
Quanta Services, Inc., 4.30%, 08/09/2028	150,000	149,842
Timken Co., 6.88%, 05/08/2028	110,000	114,145
		629,730

Information Technology – 2.2%
Autodesk, Inc., 2.85%, 01/15/2030	125,000	117,369
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	125,000	126,003
Dell International LLC / EMC Corp.,
4.75%, 04/01/2028	100,000	100,620
Oracle Corp., 2.95%, 04/01/2030	175,000	160,414
Roper Technologies, Inc., 4.25%, 09/15/2028	150,000	148,931
Salesforce, Inc., 5.55%, 03/15/2036	125,000	124,752
Workday, Inc., 3.80%, 04/01/2032	151,000	140,642
		918,731

TOTAL CORPORATE BONDS
(Cost $6,454,851)		6,276,604

U.S. TREASURY SECURITIES – 13.6%

U.S. Treasury Notes
0.63%, 03/31/2027	225,000	218,749
4.13%, 09/30/2027	175,000	175,622
3.88%, 10/15/2027	600,000	600,047
4.13%, 10/31/2027	250,000	250,898
3.63%, 03/31/2028	150,000	149,285
3.88%, 03/31/2028	275,000	274,957
4.38%, 11/30/2028	150,000	151,723
2.88%, 04/30/2029	250,000	242,700
3.25%, 06/30/2029	125,000	122,534
3.63%, 08/31/2029	225,000	222,829
3.75%, 06/30/2030	100,000	99,113
3.63%, 08/31/2030	100,000	98,512
3.63%, 09/30/2031	200,000	195,711
2.75%, 08/15/2032	100,000	92,254
3.75%, 11/30/2032	200,000	195,102
3.88%, 12/31/2032	200,000	196,414
3.50%, 02/15/2033	425,000	407,710
	Par	Value
U.S. Treasury Notes (Continued)
3.38%, 05/15/2033	$200,000	$189,902
4.50%, 11/15/2033	275,000	279,549
4.00%, 02/15/2034	350,000	343,950
3.88%, 08/15/2034	150,000	145,594
4.63%, 02/15/2035	275,000	280,860
4.25%, 05/15/2035	300,000	297,814
4.25%, 08/15/2035	175,000	173,523
4.00%, 11/15/2035	200,000	194,141

TOTAL U.S. TREASURY SECURITIES
(Cost $5,632,709)		5,599,493

MORTGAGE-BACKED SECURITIES – 0.2%

Federal Agency Mortgage-Backed Obligations – 0.2%
Fannie Mae Pool, Pool 928831, 6.00%, 10/01/2037	19,501	20,152
Fannie Mae REMICS, MD Series 2013-52,
Class MD, 1.25%, 06/25/2043	29,522	25,135
Freddie Mac REMICS, JD Series 4309,
Class JD, 2.00%, 10/15/2043	17,861	16,779
Freddie Mac REMICS, DJ Series 4322,
Class DJ, 3.00%, 05/15/2043	14,640	14,430

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $81,413)		76,496

MONEY MARKET FUNDS – 2.0%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (b)	834,272	834,272

TOTAL MONEY MARKET FUNDS
(Cost $834,272)		834,272

TOTAL INVESTMENTS – 100.0%
(Cost $26,137,374)		41,244,691
Other Assets in Excess of Liabilities – 0.0% (c)		9,244

TOTAL NET ASSETS – 100.0%		$41,253,935

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	15

Financial Statements — Schedule of Investments

Hennessy Equity and Income Fund — as of April 30, 2026 (Unaudited)

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$3,129,998	$—	$—	$3,129,998
Consumer Discretionary	1,521,858	—	—	1,521,858
Consumer Staples	2,063,221	—	—	2,063,221
Energy	751,783	—	—	751,783
Financials	6,554,796	—	—	6,554,796
Health Care	709,087	—	—	709,087
Industrials	4,558,882	—	—	4,558,882
Information Technology	4,883,112	—	—	4,883,112
Materials	3,163,111	—	—	3,163,111
Utilities	1,121,978	—	—	1,121,978
Common Stocks – Total	28,457,826	—	—	28,457,826
Corporate Bonds:
Communication Services	—	146,116	—	146,116
Consumer Discretionary	—	647,288	—	647,288
Consumer Staples	—	99,749	—	99,749
Energy	—	451,166	—	451,166
Financials	—	2,705,674	—	2,705,674
Health Care	—	678,150	—	678,150
Industrials	—	629,730	—	629,730
Information Technology	—	918,731	—	918,731
Corporate Bonds – Total	—	6,276,604	—	6,276,604
U.S. Treasury Securities	—	5,599,493	—	5,599,493
Mortgage-Backed Securities:
Federal Agency Mortgage-Backed Obligations	—	76,496	—	76,496
Mortgage-Backed Securities – Total	—	76,496	—	76,496
Money Market Funds	834,272	—	—	834,272
Total Investments	$29,292,098	$11,952,593	$—	$41,244,691

The accompanying notes are an integral part of these financial statements.

16	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Balanced Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 50.8%	Shares	Value
Communication Services – 4.9%
Verizon Communications, Inc.	14,000	$672,420

Consumer Discretionary – 5.0%
Home Depot, Inc.	1,050	345,240
NIKE, Inc. – Class B	7,650	339,354
		684,594

Consumer Staples – 8.7%
The Coca-Cola Co.	8,650	681,274
The Procter & Gamble Co.	3,450	507,461
		1,188,735

Energy – 6.0%
Chevron Corp.	4,200	811,902

Health Care – 20.9%
Amgen, Inc.	1,950	675,187
Johnson & Johnson	2,500	574,625
Merck & Co., Inc.	7,800	851,604
UnitedHealth Group, Inc.	2,000	740,960
		2,842,376

Information Technology – 5.3%
Cisco Systems, Inc.	3,900	356,850
International Business Machines Corp.	1,550	358,019
		714,869

TOTAL COMMON STOCKS
(Cost $5,495,321)		6,914,896
U.S. TREASURY BILLS – 47.0%	Par	Value
4.00%, 06/11/2026 (a)	$1,500,000	$1,493,431
3.71%, 09/03/2026 (a)	1,900,000	1,876,415
3.54%, 11/27/2026 (a)	2,000,000	1,958,744
3.50%, 01/21/2027 (a)	1,100,000	1,071,508

TOTAL U.S. TREASURY BILLS
(Cost $6,402,545)		6,400,098

MONEY MARKET FUNDS – 2.3%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (b)	305,440	305,440

TOTAL MONEY MARKET FUNDS
(Cost $305,440)		305,440

TOTAL INVESTMENTS – 100.1%
(Cost $12,203,306)		13,620,434
Liabilities in Excess of Other Assets – (0.1)%		(10,274)

TOTAL NET ASSETS – 100.0%		$13,610,160

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$672,420	$—	$—	$672,420
Consumer Discretionary	684,594	—	—	684,594
Consumer Staples	1,188,735	—	—	1,188,735
Energy	811,902	—	—	811,902
Health Care	2,842,376	—	—	2,842,376
Information Technology	714,869	—	—	714,869
Common Stocks – Total	6,914,896	—	—	6,914,896
U.S. Treasury Bills	—	6,400,098	—	6,400,098
Money Market Funds	305,440	—	—	305,440
Total Investments	$7,220,336	$6,400,098	$—	$13,620,434

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	17

Financial Statements — Schedule of Investments

Hennessy Energy Transition Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 93.8%	Shares	Value
Downstream – 8.4%
Marathon Petroleum Corp.	1,100	$273,119
Phillips 66	5,800	1,039,070
Valero Energy Corp.	2,800	707,224
		2,019,413

Exploration and Production – 32.8% (a)
Antero Resources Corp. (b)	19,900	781,274
Canadian Natural Resources Ltd.	9,500	453,055
ConocoPhillips	8,524	1,072,149
Devon Energy Corp.	10,000	513,700
Diamondback Energy, Inc.	5,620	1,155,640
EOG Resources, Inc.	7,430	1,044,435
EQT Corp.	12,100	726,968
Expand Energy Corp.	10,100	1,031,715
National Fuel Gas Co.	7,900	666,602
Suncor Energy, Inc.	6,160	421,714
		7,867,252

Integrated – 9.3%
Chevron Corp.	5,157	996,900
Exxon Mobil Corp.	8,002	1,234,948
		2,231,848

Materials – 4.1%
Freeport-McMoRan, Inc.	17,020	983,416

Midstream – 10.2%
Cheniere Energy, Inc.	2,650	728,617
Kinder Morgan, Inc.	6,800	223,516
ONEOK, Inc.	6,500	600,990
Williams Cos., Inc.	11,500	877,565
		2,430,688

Oil Services – 24.5%
Halliburton Co.	27,180	1,149,714
Helmerich & Payne, Inc.	27,200	1,098,336
NOV, Inc.	52,100	1,065,966
ProFrac Holding Corp. – Class A (b)	58,500	441,090
SLB Ltd.	19,210	1,092,665
Tenaris SA – ADR	16,200	1,035,180
		5,882,951

Utilities – 4.5%
NextEra Energy, Inc.	11,070	1,083,532

TOTAL COMMON STOCKS
(Cost $14,760,413)		22,499,100
MASTER LIMITED PARTNERSHIPS – 3.0%	Units	Value
Midstream – 3.0%
Energy Transfer LP	35,000	$706,650

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $692,601)		706,650

MONEY MARKET FUNDS – 2.7%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)	658,946	658,946

TOTAL MONEY MARKET FUNDS
(Cost $658,946)		658,946

TOTAL INVESTMENTS – 99.5%
(Cost $16,111,960)		23,864,696
Other Assets in Excess of Liabilities – 0.5%		130,672

TOTAL NET ASSETS – 100.0%		$23,995,368

Percentages are stated as a percent of net assets.

The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

ADR – American Depositary Receipt

LP – Limited Partnership

(a)   To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

18	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Energy Transition Fund — as of April 30, 2026 (Unaudited)

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Downstream	$2,019,413	$—	$—	$2,019,413
Exploration and Production	7,867,252	—	—	7,867,252
Integrated	2,231,848	—	—	2,231,848
Materials	983,416	—	—	983,416
Midstream	2,430,688	—	—	2,430,688
Oil Services	5,882,951	—	—	5,882,951
Utilities	1,083,532	—	—	1,083,532
Common Stocks – Total	22,499,100	—	—	22,499,100
Master Limited Partnerships:
Midstream	706,650	—	—	706,650
Master Limited Partnerships – Total	706,650	—	—	706,650
Money Market Funds	658,946	—	—	658,946
Total Investments	$23,864,696	$—	$—	$23,864,696

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	19

Financial Statements — Schedule of Investments

Hennessy Midstream Fund — as of April 30, 2026 (Unaudited)

MASTER LIMITED PARTNERSHIPS – 56.7%	Units	Value
Crude Oil and Refined Products – 23.2%
MPLX LP	162,519	$9,144,944
Plains All American Pipeline LP	403,256	9,282,953
		18,427,897

Gathering and Processing – 6.0%
Western Midstream Partners LP	110,260	4,794,105

Natural Gas/NGL Transportation – 27.5% (a)
Energy Transfer LP	534,760	10,796,804
Enterprise Products Partners LP	285,390	11,044,593
		21,841,397

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $11,322,558)		45,063,399

COMMON STOCKS – 44.6%	Shares	Value
Gathering and Processing – 13.0%
Antero Midstream Corp.	296,910	6,490,453
Targa Resources Corp.	14,530	3,778,962
		10,269,415

Natural Gas/NGL Transportation – 31.6% (a)
Cheniere Energy, Inc.	10,550	2,900,723
DT Midstream, Inc.	18,080	2,675,659
Kinder Morgan, Inc.	106,030	3,485,206
ONEOK, Inc.	69,214	6,399,527
TC Energy Corp.	46,500	3,112,245
Williams Cos., Inc.	83,982	6,408,666
		24,982,026

TOTAL COMMON STOCKS
(Cost $12,193,078)		35,251,441
MONEY MARKET FUNDS – 13.7%	Shares	Value
Fidelity Government Portfolio –
Institutional Class, 3.54% (b)	1,827,136	$1,827,136
First American Government
Obligations Fund – Class X, 3.58% (b)	4,496,139	4,496,139
First American Treasury
Obligations Fund – Class X, 3.59% (b)	4,496,139	4,496,139

TOTAL MONEY MARKET FUNDS
(Cost $10,819,414)		10,819,414

TOTAL INVESTMENTS – 115.0%
(Cost $34,335,050)		91,134,254
Liabilities in Excess of Other Assets – (15.0)%		(11,736,053)

TOTAL NET ASSETS – 100.0%		$79,398,201

Percentages are stated as a percent of net assets.

The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

LP – Limited Partnership

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Master Limited Partnerships:	Level 1	Level 2	Level 3	Total
Crude Oil and Refined Products	$18,427,897	$—	$—	$18,427,897
Gathering and Processing	4,794,105	—	—	4,794,105
Natural Gas/NGL Transportation	21,841,397	—	—	21,841,397
Master Limited Partnerships – Total	45,063,399	—	—	45,063,399
Common Stocks:
Gathering and Processing	10,269,415	—	—	10,269,415
Natural Gas/NGL Transportation	24,982,026	—	—	24,982,026
Common Stocks – Total	35,251,441	—	—	35,251,441
Money Market Funds	10,819,414	—	—	10,819,414
Total Investments	$91,134,254	$—	$—	$91,134,254

The accompanying notes are an integral part of these financial statements.

20	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Gas Utility Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 99.6%	Shares	Value
Energy – 38.7% (a)
Cheniere Energy, Inc.	94,147	$25,885,718
DT Midstream, Inc.	129,000	19,090,710
Enbridge, Inc.	492,465	27,292,410
EQT Corp.	425,600	25,570,048
Kinder Morgan, Inc.	808,901	26,588,576
ONEOK, Inc.	309,900	28,653,354
TC Energy Corp.	421,200	28,190,916
Williams Cos., Inc.	365,800	27,914,198
		209,185,930

Financials – 4.8%
Berkshire Hathaway, Inc. – Class A (b)	36	25,628,400

Utilities – 56.1% (a)
Algonquin Power & Utilities Corp.	141,064	885,882
Alliant Energy Corp.	32,450	2,382,803
Ameren Corp.	35,080	3,986,842
Atmos Energy Corp.	143,286	27,221,474
Avista Corp.	22,272	915,379
Black Hills Corp.	45,147	3,399,118
CenterPoint Energy, Inc.	334,228	14,589,052
Chesapeake Utilities Corp.	25,058	3,160,315
CMS Energy Corp.	141,098	10,827,861
Consolidated Edison, Inc.	115,436	12,869,960
Dominion Energy, Inc.	70,877	4,571,566
DTE Energy Co.	42,104	6,386,756
Duke Energy Corp.	94,887	12,292,611
Essential Utilities, Inc.	100,300	3,831,460
Exelon Corp.	127,231	5,851,354
Fortis, Inc.	94,176	5,387,809
MDU Resources Group, Inc.	179,707	4,048,799
MGE Energy, Inc.	12,279	985,021
National Fuel Gas Co.	65,524	5,528,915
National Grid PLC – ADR	178,944	16,022,646
New Jersey Resources Corp.	106,134	5,976,406
NiSource, Inc.	354,481	17,114,343
Northwest Natural Holding Co.	49,303	2,613,059
Northwestern Energy Group, Inc.	13,798	998,147
ONE Gas, Inc.	76,075	6,787,411
PG&E Corp.	705,449	11,724,562
PPL Corp.	156,719	5,867,559
Public Service Enterprise Group, Inc.	153,290	12,517,661
RGC Resources, Inc.	12,954	294,444
Sempra	274,380	26,099,026
Southwest Gas Holdings, Inc.	90,417	8,503,719
	Shares	Value
Utilities (Continued)
Spire, Inc.	52,241	$4,763,334
The Southern Co.	253,100	24,474,770
UGI Corp.	92,952	3,354,638
Unitil Corp.	13,598	713,351
WEC Energy Group, Inc.	146,140	17,235,752
Xcel Energy, Inc.	102,199	8,477,407
		302,661,212

TOTAL COMMON STOCKS
(Cost $222,441,967)		537,475,542

MONEY MARKET FUNDS – 0.5%
First American Government
Obligations Fund – Class X, 3.58% (c)	2,934,372	2,934,372

TOTAL MONEY MARKET FUNDS
(Cost $2,934,372)		2,934,372

TOTAL INVESTMENTS – 100.1%
(Cost $225,376,339)		540,409,914
Liabilities in Excess of Other Assets – (0.1)%		(438,612)

TOTAL NET ASSETS – 100.0%		$539,971,302

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	21

Financial Statements — Schedule of Investments

Hennessy Gas Utility Fund — as of April 30, 2026 (Unaudited)

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Energy	$209,185,930	$—	$—	$209,185,930
Financials	25,628,400	—	—	25,628,400
Utilities	302,661,212	—	—	302,661,212
Common Stocks – Total	537,475,542	—	—	537,475,542
Money Market Funds	2,934,372	—	—	2,934,372
Total Investments	$540,409,914	$—	$—	$540,409,914

The accompanying notes are an integral part of these financial statements.

22	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Japan Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 96.7%	Shares	Value
Communication Services – 5.1%
SoftBank Group Corp.	668,000	$22,818,096

Consumer Discretionary – 11.8%
Fast Retailing Co. Ltd.	19,100	8,991,236
Sekisui House Ltd.	530,000	11,540,212
Sony Group Corp.	1,166,800	23,377,226
Sumitomo Forestry Co. Ltd.	1,005,600	9,087,747
		52,996,421

Consumer Staples – 5.9%
Rohto Pharmaceutical Co. Ltd.	220,500	3,242,446
Seven & i Holdings Co. Ltd.	1,868,900	22,335,357
Unicharm Corp.	137,000	798,171
		26,375,974

Financials – 34.5% (a)
Japan Exchange Group, Inc.	351,200	4,183,399
Mitsubishi UFJ Financial Group, Inc.	1,787,500	32,108,577
Mizuho Financial Group	320,300	13,773,770
MS&AD Insurance Group Holdings, Inc.	705,500	18,141,291
ORIX Corp.	1,030,600	34,686,380
Sompo Holdings, Inc.	651,700	24,253,288
Tokio Marine Holdings, Inc.	591,100	27,070,471
		154,217,176

Health Care – 0.6%
Olympus Corp.	82,700	813,397
Santen Pharmaceutical Co. Ltd.	187,900	1,936,400
		2,749,797

Industrials – 18.0%
Daikin Industries, Ltd.	74,400	10,512,363
Hitachi Ltd.	1,161,700	36,940,142
Mitsubishi Corp.	460,100	14,735,460
Recruit Holdings Co. Ltd.	396,900	18,386,378
		80,574,343
	Shares	Value
Information Technology – 12.6%
Keyence Corp.	28,100	$12,888,513
Renesas Electronics Corp.	168,900	3,415,605
Socionext, Inc.	17,000	206,877
SUMCO Corp.	300,500	4,794,373
Tokyo Electron Ltd.	119,100	35,096,725
		56,402,093

Materials – 6.3%
Nissan Chemical Corp.	99,100	4,285,039
Shin-Etsu Chemical Co. Ltd.	516,400	23,776,192
		28,061,231

Real Estate – 1.9%
Daiwa House Industry Co. Ltd.	275,200	8,396,617

TOTAL COMMON STOCKS
(Cost $241,084,781)		432,591,748

MONEY MARKET FUNDS – 2.9%
First American Government
Obligations Fund – Class X, 3.58% (b)	13,180,594	13,180,594

TOTAL MONEY MARKET FUNDS
(Cost $13,180,594)		13,180,594

TOTAL INVESTMENTS – 99.6%
(Cost $254,265,375)		445,772,342
Other Assets in Excess of Liabilities – 0.4%		1,778,124

TOTAL NET ASSETS – 100.0%		$447,550,466

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$—	$22,818,096	$—	$22,818,096
Consumer Discretionary	—	52,996,421	—	52,996,421
Consumer Staples	23,133,528	3,242,446	—	26,375,974
Financials	—	154,217,176	—	154,217,176
Health Care	—	2,749,797	—	2,749,797
Industrials	—	80,574,343	—	80,574,343
Information Technology	—	56,402,093	—	56,402,093
Materials	—	28,061,231	—	28,061,231
Real Estate	—	8,396,617	—	8,396,617
Common Stocks – Total	23,133,528	409,458,220	—	432,591,748
Money Market Funds	13,180,594	—	—	13,180,594
Total Investments	$36,314,122	$409,458,220	$—	$445,772,342

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	23

Financial Statements — Schedule of Investments

Hennessy Japan Small Cap Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 96.5%	Shares	Value
Communication Services – 1.6%
Kakaku.com, Inc.	127,100	$2,127,873

Consumer Discretionary – 18.9%
Aeon Fantasy Co. Ltd.	91,500	1,496,053
Eternal Hospitality Group Co. Ltd.	78,100	1,503,226
G-Tekt Corp.	108,100	1,244,903
JVCKenwood Corp.	295,600	2,228,049
Koshidaka Holdings Co. Ltd.	143,500	914,778
LITALICO, Inc.	318,900	2,456,397
Mizuno Corp.	116,100	2,464,816
Musashi Seimitsu Industry Co. Ltd.	132,000	3,612,393
NOK Corp.	182,900	3,252,594
Onward Holdings Co. Ltd.	297,200	1,405,600
Roland Corp.	55,600	1,450,000
Saizeriya Co. Ltd.	29,500	957,236
United Arrows Ltd.	120,200	1,895,317
		24,881,362

Consumer Staples – 7.3%
Ariake Japan Co. Ltd.	41,700	1,445,228
Daikokutenbussan Co. Ltd.	79,500	2,444,246
Sakata Seed Corp.	83,400	2,186,432
Warabeya Nichiyo Holdings Co. Ltd.	65,800	1,167,141
YAKUODO Holdings Co. Ltd.	109,800	1,238,888
Yamami Co.	45,700	1,205,589
		9,687,524

Financials – 9.9%
Hokuhoku Financial Group, Inc.	83,200	3,171,830
Nishi-Nippon Financial Holdings, Inc.	230,500	5,787,654
Ogaki Kyoritsu Bank Ltd.	93,000	4,163,640
		13,123,124

Health Care – 2.8%
Charm Care Corp. KK	81,700	670,814
Nihon Kohden Corp.	208,700	1,943,888
PeptiDream, Inc. (a)	140,000	1,032,011
		3,646,713

Industrials – 31.4% (b)
AGC, Inc.	83,700	3,001,810
CKD Corp.	102,300	3,963,937
Daihen Corp.	32,600	3,225,243
Fukuda Corp.	29,900	1,602,264
Fukuyama Transporting Co. Ltd.	78,600	2,611,195
Hanwa Co. Ltd.	64,500	666,216
Kanamoto Co. Ltd.	97,600	2,877,027
	Shares	Value
Industrials (Continued)
Nabtesco Corp.	68,700	$2,272,128
Nissei ASB Machine Co. Ltd.	78,700	4,085,736
Nitto Kogyo Corp.	62,900	1,819,445
OSG Corp.	115,600	2,417,621
Penta-Ocean Construction Co. Ltd.	128,200	1,436,385
Sanwa Holdings Corp.	58,200	1,331,188
SBS Holdings, Inc.	79,800	2,126,459
Tanseisha Co. Ltd.	213,300	1,951,141
Transcosmos, Inc.	107,500	2,624,437
Trusco Nakayama Corp.	134,500	1,856,946
Yurtec Corp.	99,500	1,593,734
		41,462,912

Information Technology – 14.1%
Canon Marketing Japan, Inc.	60,800	1,383,762
Computer Engineering & Consulting Ltd.	91,800	1,137,022
Comture Corp.	190,500	1,658,058
Elecom Co. Ltd.	101,400	1,049,930
Macnica Holdings, Inc.	75,900	1,282,107
Mitsubishi Research Institute, Inc.	60,700	1,742,516
Optex Group Co. Ltd.	97,100	1,806,235
Towa Corp.	160,100	3,043,039
Tsuzuki Denki Co. Ltd.	105,000	2,315,538
Ulvac, Inc.	49,700	3,129,733
		18,547,940

Materials – 4.8%
Maeda Kosen Co. Ltd.	337,600	3,940,090
Nissan Chemical Corp.	54,800	2,369,527
		6,309,617

Real Estate – 5.4%
Loadstar Capital KK	94,600	1,837,189
Relo Group, Inc.	209,000	2,613,251
Tosei Corp.	256,400	2,663,982
		7,114,422

Utilities – 0.3%
EF-ON INC	151,500	348,559

TOTAL COMMON STOCKS
(Cost $101,472,761)		127,250,046

The accompanying notes are an integral part of these financial statements.

24	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Japan Small Cap Fund — as of April 30, 2026 (Unaudited)
MONEY MARKET FUNDS – 2.6%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)	3,362,982	$3,362,982

TOTAL MONEY MARKET FUNDS
(Cost $3,362,982)		3,362,982

TOTAL INVESTMENTS – 99.1%
(Cost $104,835,743)		130,613,028
Other Assets in Excess of Liabilities – 0.9%		1,217,577

TOTAL NET ASSETS – 100.0%		$131,830,605

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$2,127,873	$—	$—	$2,127,873
Consumer Discretionary	1,872,014	23,009,348	—	24,881,362
Consumer Staples	1,205,589	8,481,935	—	9,687,524
Financials	—	13,123,124	—	13,123,124
Health Care	—	3,646,713	—	3,646,713
Industrials	—	41,462,912	—	41,462,912
Information Technology	—	18,547,940	—	18,547,940
Materials	—	6,309,617	—	6,309,617
Real Estate	2,613,251	4,501,171	—	7,114,422
Utilities	—	348,559	—	348,559
Common Stocks – Total	7,818,727	119,431,319	—	127,250,046
Money Market Funds	3,362,982	—	—	3,362,982
Total Investments	$11,181,709	$119,431,319	$—	$130,613,028

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	25

Financial Statements — Schedule of Investments

Hennessy Large Cap Financial Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 98.1%	Shares	Value
Financials – 98.1% (a)
Bank of America Corp.	34,000	$1,817,640
Berkshire Hathaway, Inc. – Class B (b)	3,000	1,420,800
Block, Inc. (b)	7,000	493,570
Capital One Financial Corp.	7,000	1,339,100
Citigroup, Inc.	19,000	2,431,620
Citizens Financial Group, Inc.	12,000	780,600
Coinbase Global, Inc. – Class A (b)	3,000	563,310
Federal National Mortgage Association (b)	30,000	245,400
Fiserv, Inc. (b)	9,000	563,850
Huntington Bancshares, Inc.	15,000	251,400
JPMorgan Chase & Co.	5,500	1,722,765
KeyCorp	62,000	1,370,820
M&T Bank Corp.	3,000	655,890
Mastercard, Inc. – Class A	2,100	1,056,132
Morgan Stanley	9,000	1,715,310
PayPal Holdings, Inc.	10,000	501,400
Robinhood Markets, Inc. – Class A (b)	10,000	728,900
Synchrony Financial	15,000	1,143,000
The Charles Schwab Corp.	2,500	229,100
The Goldman Sachs Group, Inc.	1,500	1,385,655
The PNC Financial Services Group, Inc.	8,000	1,784,000
Truist Financial Corp.	36,000	1,854,000
U.S. Bancorp	25,400	1,439,164
Visa, Inc. – Class A	3,500	1,154,440
Wells Fargo & Co.	16,700	1,373,241

TOTAL COMMON STOCKS
(Cost $15,213,825)		28,021,107
MONEY MARKET FUNDS – 2.0%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)	567,376	$567,376

TOTAL MONEY MARKET FUNDS
(Cost $567,376)		567,376

TOTAL INVESTMENTS – 100.1%
(Cost $15,781,201)		28,588,483
Liabilities in Excess of Other Assets – (0.1)%		(15,983)

TOTAL NET ASSETS – 100.0%		$28,572,500

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Financials	$28,021,107	$—	$—	$28,021,107
Common Stocks – Total	28,021,107	—	—	28,021,107
Money Market Funds	567,376	—	—	567,376
Total Investments	$28,588,483	$—	$—	$28,588,483

The accompanying notes are an integral part of these financial statements.

26	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Small Cap Financial Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 99.1%	Shares	Value
Financials – 99.1% (a)
Associated Banc-Corp.	35,000	$985,600
Avidia Bancorp, Inc.	157,000	3,260,890
Banc of California, Inc.	195,000	3,652,350
Bancorp, Inc. (b)	47,000	2,812,010
BankUnited, Inc.	53,000	2,463,440
Banner Corp.	8,000	535,280
Beacon Financial Corp.	112,000	3,195,360
Bread Financial Holdings, Inc.	27,000	2,289,060
California BanCorp	105,000	1,962,450
Columbia Banking System, Inc.	100,000	2,960,000
ConnectOne Bancorp, Inc.	140,000	4,090,800
Customers Bancorp, Inc. (b)	35,000	2,669,450
Eagle Bancorp, Inc.	135,000	3,489,750
Eastern Bankshares, Inc.	110,000	2,225,300
Flagstar Bank NA	220,000	3,073,400
Hancock Whitney Corp.	17,000	1,147,670
Independent Bank Corp.	34,000	2,651,660
Kearny Financial Corp. of Maryland	285,000	2,291,400
NB Bancorp, Inc.	180,000	3,533,400
OceanFirst Financial Corp.	195,000	3,718,650
Old National Bancorp	90,000	2,157,300
Provident Financial Services, Inc.	180,000	4,082,400
The Hingham Institution for Savings	13,000	3,694,600
WaFd, Inc.	100,000	3,540,000
Western New England Bancorp, Inc.	180,000	2,511,000
Wintrust Financial Corp.	18,000	2,710,260

TOTAL COMMON STOCKS
(Cost $50,683,755)		71,703,480
MONEY MARKET FUNDS – 1.0%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)	712,154	$712,154

TOTAL MONEY MARKET FUNDS
(Cost $712,154)		712,154

TOTAL INVESTMENTS – 100.1%
(Cost $51,395,909)		72,415,634
Liabilities in Excess of Other Assets – (0.1)%		(69,889)

TOTAL NET ASSETS – 100.0%		$72,345,745

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Financials	$71,703,480	$—	$—	$71,703,480
Common Stocks – Total	71,703,480	—	—	71,703,480
Money Market Funds	712,154	—	—	712,154
Total Investments	$72,415,634	$—	$—	$72,415,634

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	27

Financial Statements — Schedule of Investments

Hennessy Technology Fund — as of April 30, 2026 (Unaudited)
COMMON STOCKS – 97.4%	Shares	Value
Communication Services – 12.3%
Cargurus, Inc. (a)	3,543	$129,178
Cars.com, Inc. (a)	13,198	145,046
EverQuote, Inc. – Class A (a)	7,853	113,240
fuboTV, Inc. (a)	9,405	115,870
Meta Platforms, Inc. – Class A	213	130,337
Shutterstock, Inc.	7,141	115,470
TripAdvisor, Inc. (a)	11,041	122,886
Yelp, Inc. (a)	4,708	129,941
		1,001,968

Information Technology – 85.1% (b)
Adobe, Inc. (a)	498	122,558
Amdocs Ltd.	1,828	118,217
Apple, Inc.	501	135,946
Applied Materials, Inc.	347	136,888
AppLovin Corp. – Class A (a)	299	133,459
ASML Holding NV	95	136,704
Atlassian Corp. – Class A (a)	1,814	124,422
Autodesk, Inc. (a)	513	121,581
Aviat Networks, Inc. (a)	5,836	133,819
CDW Corp.	998	136,636
Celestica, Inc. (a)	413	169,161
Check Point Software Technologies Ltd. (a)	819	92,113
Cognizant Technology Solutions Corp. – Class A	1,955	103,419
Crane NXT Co.	2,929	130,868
Docusign, Inc. (a)	2,537	116,677
Everpure, Inc. – Class A (a)	1,985	141,828
Extreme Networks, Inc. (a)	7,745	171,087
Fortinet, Inc. (a)	1,470	123,936
Gartner, Inc. (a)	788	117,010
Globant SA (a)	2,630	108,435
GoDaddy, Inc. – Class A (a)	1,449	125,759
Ingram Micro Holding Corp.	4,807	147,911
Insight Enterprises, Inc. (a)	1,743	127,065
InterDigital, Inc.	391	115,955
International Business Machines Corp.	496	114,566
Jabil, Inc.	452	152,545
Karooooo Ltd.	2,428	118,863
Kimball Electronics, Inc. (a)	5,123	138,372
KLA Corp.	80	140,028
Lam Research Corp.	553	142,597
Logitech International SA	1,315	130,553
Micron Technology, Inc.	330	170,663
Motorola Solutions, Inc.	274	120,294
	Shares	Value
Information Technology (Continued)
NetApp, Inc.	1,230	$136,247
Nice Ltd. – ADR (a)	1,069	109,059
NVIDIA Corp.	708	141,295
OneSpan, Inc.	11,184	129,511
Open Text Corp.	5,421	122,840
Oracle Corp.	851	137,343
Pagaya Technologies Ltd. – Class A (a)	9,869	137,080
PagerDuty, Inc. (a)	18,290	121,628
Palo Alto Networks, Inc. (a)	733	131,442
Progress Software Corp. (a)	4,281	119,226
Qualys, Inc. (a)	1,326	115,269
ScanSource, Inc. (a)	3,275	134,668
Seagate Technology Holdings PLC	270	181,883
Skyworks Solutions, Inc.	2,192	153,813
Telefonaktiebolaget LM Ericsson – ADR	10,675	126,072
Teradata Corp. (a)	4,682	123,371
Turtle Beach Corp. (a)	12,053	138,850
United Microelectronics Corp. – ADR	13,431	175,409
Western Digital Corp.	407	176,850
		6,931,791

TOTAL COMMON STOCKS
(Cost $6,871,245)		7,933,759

The accompanying notes are an integral part of these financial statements.

28	WWW.HENNESSYFUNDS.COM

Financial Statements — Schedule of Investments

Hennessy Technology Fund — as of April 30, 2026 (Unaudited)
MONEY MARKET FUNDS – 2.6%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (c)	208,159	$208,159

TOTAL MONEY MARKET FUNDS
(Cost $208,159)		208,159

TOTAL INVESTMENTS – 100.0%
(Cost $7,079,404)		8,141,918
Liabilities in Excess of Other Assets – (0.0)% (d)		(1,200)

TOTAL NET ASSETS – 100.0%		$8,140,718

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR – American Depositary Receipt

PLC – Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$1,001,968	$—	$—	$1,001,968
Information Technology	6,931,791	—	—	6,931,791
Common Stocks – Total	7,933,759	—	—	7,933,759
Money Market Funds	208,159	—	—	208,159
Total Investments	$8,141,918	$—	$—	$8,141,918

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	29

Financial Statements — Statements of Assets and Liabilities

as of April 30, 2026 (Unaudited)

	HENNESSY CORNERSTONE GROWTH FUND	HENNESSY FOCUS FUND	HENNESSY CORNERSTONE MID CAP 30 FUND	HENNESSY CORNERSTONE LARGE GROWTH FUND	HENNESSY CORNERSTONE VALUE FUND
ASSETS:
Investments, at value	$500,755,292	$492,602,663	$1,287,404,589	$137,054,908	$329,912,384
Receivable for fund shares sold	349,061	30,672	333,893	1,058	2,775
Dividends receivable	213,319	98,981	311,280	163,852	695,689
Dividend tax reclaims receivable	37,248	—	—	533	15,018
Prepaid expenses and other assets	33,441	45,061	47,613	20,258	24,014
Total assets	501,388,361	492,777,377	1,288,097,375	137,240,609	330,649,880

LIABILITIES:
Payable to advisor	295,686	373,844	737,734	83,085	195,404
Payable for fund shares redeemed	273,364	485,130	1,241,867	550	21,191
Payable to sub-transfer agents	83,583	64,571	252,945	4,514	25,519
Payable to administrator	81,743	113,008	253,210	31,630	69,819
Payable for distribution and shareholder servicing fees	54,118	85,202	94,773	26,551	68,656
Payable for printing and mailing	12,839	14,262	14,321	5,658	6,876
Payable for audit fees	11,214	11,217	11,214	11,214	11,214
Payable to trustees	4,975	4,647	4,473	5,269	5,020
Payable for compliance fees	1,829	1,889	1,886	1,879	1,820
Payable to custodian foreign currency, at value	—	241,120	—	—	—
Payable for expenses and other liabilities	6,512	8,185	21,394	2,731	3,178
Total liabilities	825,863	1,403,075	2,633,817	173,081	408,697
NET ASSETS	$500,562,498	$491,374,302	$1,285,463,558	$137,067,528	$330,241,183

NET ASSETS CONSIST OF:
Paid-in capital	$401,415,346	$174,521,010	$1,052,112,124	$108,769,505	$218,669,477
Total distributable earnings	99,147,152	316,853,292	233,351,434	28,298,023	111,571,706
Total net assets	$500,562,498	$491,374,302	$1,285,463,558	$137,067,528	$330,241,183

Institutional Class
Net assets	$247,778,570	$149,708,496	$821,805,762	$18,208,545	$11,777,306
Shares issued and outstanding (unlimited shares authorized without par value)	6,445,736	3,811,213	29,561,420	1,487,835	468,651
Net asset value per share	$38.44	$39.28	$27.80	$12.24	$25.13

Investor Class
Net assets	$252,783,928	$341,665,806	$463,657,796	$118,858,983	$318,463,877
Shares issued and outstanding (unlimited shares authorized without par value)	6,895,790	9,194,089	17,596,334	9,815,735	12,699,501
Net asset value per share	$36.66	$37.16	$26.35	$12.11	$25.08

COST:
Investments, at cost	$393,206,357	$225,511,188	$1,055,817,130	$125,337,249	$233,643,382
PROCEEDS:
Foreign currency proceeds	$—	$239,813	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

30	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Assets and Liabilities

as of April 30, 2026 (Unaudited)

	HENNESSY TOTAL RETURN FUND	HENNESSY EQUITY AND INCOME FUND	HENNESSY BALANCED FUND	HENNESSY ENERGY TRANSITION FUND	HENNESSY MIDSTREAM FUND
ASSETS:
Investments, at value	$71,745,717	$41,244,691	$13,620,434	$23,864,696	$91,134,254
Dividends receivable	86,513	27,887	14,548	4,329	273,549
Receivable for fund shares sold	25	10	—	165,211	40
Receivable for investments sold	—	30,601	—	—	—
Dividend tax reclaims receivable	—	25,343	—	—	—
Interest receivable	—	110,704	—	—	3
Prepaid expenses and other assets	10,344	20,391	12,995	20,382	29,198
Total assets	71,842,599	41,459,627	13,647,977	24,054,618	91,437,044

LIABILITIES:
Reverse repurchase agreements	21,588,000	—	—	—	—
Interest payable	118,794	4	—	—	—
Payable for fund shares redeemed	52,143	17,225	—	5,029	4,522
Payable to advisor	24,516	26,816	6,669	23,309	68,727
Payable to administrator	13,342	10,388	5,625	—	—
Payable for distribution and shareholder servicing fees	11,415	6,262	2,839	2,462	6,209
Payable for audit fees	11,214	11,223	11,214	11,592	20,461
Payable to trustees	5,427	5,388	5,410	5,404	5,360
Payable for printing and mailing	2,812	4,779	1,491	3,550	4,436
Payable to sub-transfer agents	2,542	11,369	567	4,633	12,378
Payable for compliance fees	1,823	1,819	1,839	1,838	1,812
Payable for investments purchased	—	105,507	—	—	—
Payable for deferred income tax	—	—	—	—	11,799,072
Payable for current income tax	—	—	—	—	115,036
Payable for expenses and other liabilities	2,076	4,912	2,163	1,433	830
Total liabilities	21,834,104	205,692	37,817	59,250	12,038,843
NET ASSETS	$50,008,495	$41,253,935	$13,610,160	$23,995,368	$79,398,201

NET ASSETS CONSIST OF:
Paid-in capital	$40,596,743	$23,947,309	$11,888,561	$49,173,314	$57,181,767
Total distributable earnings/(accumulated losses)	9,411,752	17,306,626	1,721,599	(25,177,946)	22,216,434
Total net assets	$50,008,495	$41,253,935	$13,610,160	$23,995,368	$79,398,201

Institutional Class
Net assets	N/A	$17,378,220	N/A	$15,031,640	$49,641,542
Shares issued and outstanding (unlimited shares authorized without par value)	N/A	1,320,475	N/A	370,591	3,534,363
Net asset value per share	N/A	$13.16	N/A	$40.56	$14.05

Investor Class
Net assets	$50,008,495	$23,875,715	$13,610,160	$8,963,728	$29,756,659
Shares issued and outstanding (unlimited shares authorized without par value)	3,334,626	1,699,431	1,043,349	226,307	2,242,761
Net asset value per share	$15.00	$14.05	$13.04	$39.61	$13.27

COST:
Investments, at cost	$66,294,220	$26,137,374	$12,203,306	$16,111,960	$34,335,050

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	31

Financial Statements — Statements of Assets and Liabilities

as of April 30, 2026 (Unaudited)

	HENNESSY GAS UTILITY FUND	HENNESSY JAPAN FUND	HENNESSY JAPAN SMALL CAP FUND	HENNESSY LARGE CAP FINANCIAL FUND	HENNESSY SMALL CAP FINANCIAL FUND
ASSETS:
Investments, at value	$540,409,914	$445,772,342	$130,613,028	$28,588,483	$72,415,634
Dividends receivable	165,370	3,370,012	965,308	31,808	41,129
Receivable for fund shares sold	5,070	112,355	140,480	152	4,320
Receivable for investments sold	—	15,017	260,791	—	—
Dividend tax reclaims receivable	—	209,821	60,136	—	—
Foreign currency, at value	—	219,373	66,479	—	—
Prepaid expenses and other assets	37,970	27,447	20,648	21,342	21,704
Total assets	540,618,324	449,726,367	132,126,870	28,641,785	72,482,787

LIABILITIES:
Payable to advisor	174,859	282,620	84,932	20,795	53,552
Payable for fund shares redeemed	143,447	62,867	21,589	5,091	9,558
Payable to administrator	113,221	92,773	30,823	8,617	16,935
Payable for distribution and shareholder servicing fees	102,538	10,268	9,116	4,962	15,384
Payable to sub-transfer agents	66,612	31,115	9,886	5,572	15,562
Payable for audit fees	11,214	11,218	11,214	11,214	11,225
Payable for printing and mailing	9,995	9,026	5,551	3,826	5,363
Payable to trustees	4,955	4,897	5,271	5,370	5,345
Payable for compliance fees	1,831	1,850	1,882	1,831	1,812
Payable for investments purchased	—	1,663,918	113,692	—	—
Payable for expenses and other liabilities	18,350	5,349	2,309	2,007	2,306
Total liabilities	647,022	2,175,901	296,265	69,285	137,042
NET ASSETS	$539,971,302	$447,550,466	$131,830,605	$28,572,500	$72,345,745

NET ASSETS CONSIST OF:
Paid-in capital	$229,736,047	$280,347,788	$91,623,058	$16,549,935	$49,909,305
Total distributable earnings	310,235,255	167,202,678	40,207,547	12,022,565	22,436,440
Total net assets	$539,971,302	$447,550,466	$131,830,605	$28,572,500	$72,345,745

Institutional Class
Net assets	$68,185,690	$399,375,444	$89,770,214	$6,895,473	$6,299,125
Shares issued and outstanding (unlimited shares authorized without par value)	2,257,550	8,293,329	4,254,793	213,626	385,207
Net asset value per share	$30.20	$48.16	$21.10	$32.28	$16.35

Investor Class
Net assets	$471,785,612	$48,175,022	$42,060,391	$21,677,027	$66,046,620
Shares issued and outstanding (unlimited shares authorized without par value)	15,579,940	1,045,051	1,963,432	681,339	2,247,310
Net asset value per share	$30.28	$46.10	$21.42	$31.82	$29.39

COST:
Investments, at cost	$225,376,339	$254,265,375	$104,835,743	$15,781,201	$51,395,909
Foreign currency, at cost	$—	$214,135	$65,250	$—	$—

The accompanying notes are an integral part of these financial statements.

32	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Assets and Liabilities

as of April 30, 2026 (Unaudited)

HENNESSY
TECHNOLOGY
FUND
ASSETS:
Investments, at value	$8,141,918
Receivable from advisor	3,307
Receivable for fund shares sold	1,175
Dividends receivable	964
Dividend tax reclaims receivable	955
Prepaid expenses and other assets	18,477
Total assets	8,166,796

LIABILITIES:
Payable for audit fees	11,227
Payable to trustees	5,440
Payable for printing and mailing	3,512
Payable for compliance fees	1,847
Payable for distribution and shareholder servicing fees	1,394
Payable to sub-transfer agents	905
Interest payable	5
Payable for expenses and other liabilities	1,748
Total liabilities	26,078
NET ASSETS	$8,140,718

NET ASSETS CONSIST OF:
Paid-in capital	$6,516,095
Total distributable earnings	1,624,623
Total net assets	$8,140,718

Institutional Class
Net assets	$2,169,871
Shares issued and outstanding (unlimited shares authorized without par value)	94,432
Net asset value per share	$22.98

Investor Class
Net assets	$5,970,847
Shares issued and outstanding (unlimited shares authorized without par value)	269,039
Net asset value per share	$22.19

COST:
Investments, at cost	$7,079,404

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	33

Financial Statements — Statements of Operations

for the six months ended April 30, 2026 (Unaudited)

	HENNESSY CORNERSTONE GROWTH FUND	HENNESSY FOCUS FUND	HENNESSY CORNERSTONE MID CAP 30 FUND	HENNESSY CORNERSTONE LARGE GROWTH FUND	HENNESSY CORNERSTONE VALUE FUND
INVESTMENT INCOME:
Dividend income	$4,102,949	$1,132,539	$5,162,681	$1,572,598	$5,578,159
Less: dividend withholding taxes	(105,764)	(76,900)	—	—	(148,956)
Less: issuance fees	—	—	—	—	(11,865)
Total investment income	3,997,185	1,055,639	5,162,681	1,572,598	5,417,338

EXPENSES:
Investment advisory fee (See Note 5)	1,753,574	2,347,984	4,505,403	501,860	1,138,432
Sub-transfer agent expenses – Institutional Class (See Note 5)	125,146	71,777	430,863	3,905	5,644
Sub-transfer agent expenses – Investor Class (See Note 5)	215,525	316,654	467,214	50,287	104,069
Distribution expenses – Investor Class (See Note 5)	184,565	271,702	325,717	88,711	223,005
Administration, accounting, custody, and transfer agent fees (See Note 5)	184,336	224,769	519,963	63,190	135,894
Shareholder service costs – Investor Class (See Note 5)	123,044	181,135	217,144	59,141	148,670
Federal and state registration fees	32,616	29,414	56,924	16,563	18,744
Reports to shareholders	19,041	16,086	59,873	6,807	10,157
Trustees’ fees	13,305	13,486	18,296	11,222	12,127
Compliance fees (See Note 5)	11,774	11,863	12,130	11,685	11,685
Audit fees	11,222	11,222	11,222	11,222	11,222
Legal fees	3,653	3,926	11,763	914	1,917
Interest expense (See Note 7)	544	—	2,978	95	682
Other expenses and fees	35,874	38,619	91,255	11,792	22,379
Total expenses	2,714,219	3,538,637	6,730,745	837,394	1,844,627
NET INVESTMENT INCOME/(LOSS)	$1,282,966	$(2,482,998)	$(1,568,064)	$735,204	$3,572,711

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	$2,929,047	$56,555,803	$4,165,135	$15,856,197	$14,212,130
Foreign currency translation	—	2,333	—	—	—
Net realized gain (loss)	2,929,047	56,558,136	4,165,135	15,856,197	14,212,130
Net change in unrealized appreciation (depreciation) on:
Investments	61,287,262	(84,646,800)	167,592,261	(6,776,090)	32,700,587
Foreign currency translation	—	(1,307)	—	—	—
Net change in unrealized appreciation (depreciation)	61,287,262	(84,648,107)	167,592,261	(6,776,090)	32,700,587
Net realized and unrealized gain (loss)	64,216,309	(28,089,971)	171,757,396	9,080,107	46,912,717
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,499,275	$(30,572,969)	$170,189,332	$9,815,311	$50,485,428

The accompanying notes are an integral part of these financial statements.

34	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Operations

for the six months ended April 30, 2026 (Unaudited)

	HENNESSY TOTAL RETURN FUND	HENNESSY EQUITY AND INCOME FUND	HENNESSY BALANCED FUND	HENNESSY ENERGY TRANSITION FUND	HENNESSY MIDSTREAM FUND
INVESTMENT INCOME:
Dividend income	$603,020	$313,049	$116,530	$204,100	$734,764
Less: dividend withholding taxes	—	(3,623)	—	(2,783)	(9,988)
Less: issuance fees	—	(17)	—	—	—
Interest income	648,456	228,703	116,962	—	17
Total investment income	1,251,476	538,112	233,492	201,317	724,793

EXPENSES:
Interest expense (See Notes 7 and 9)	428,372	109	—	—	—
Investment advisory fee (See Note 5)	150,082	168,830	39,905	105,427	411,876
Distribution expenses – Investor Class (See Note 5)	37,520	18,474	9,976	5,354	20,674
Administration, accounting, custody, and transfer agent fees (See Note 5)	27,020	24,145	11,593	13,458	38,213
Shareholder service costs – Investor Class (See Note 5)	25,014	12,251	6,651	3,569	13,782
Sub-transfer agent expenses – Institutional Class (See Note 5)	—	8,430	—	6,858	26,013
Sub-transfer agent expenses – Investor Class (See Note 5)	17,510	23,892	3,325	5,677	32,316
Compliance fees (See Note 5)	11,596	11,596	11,596	11,596	11,596
Audit fees	11,222	11,222	11,222	11,584	20,453
Trustees’ fees	10,771	10,682	10,501	10,501	10,863
Federal and state registration fees	10,133	17,213	9,955	17,628	21,799
Reports to shareholders	3,997	4,546	2,086	3,635	9,421
Legal fees	365	2,279	90	92	549
Other expenses and fees	4,270	4,887	2,733	3,276	11,056
Total expenses	737,872	318,556	119,633	198,655	628,611
Service provider expense waiver (See Note 5)	—	—	—	(13,458)	(38,213)
Expense reimbursement by advisor (See Note 5)	—	—	—	—	(8,353)
Net expenses	737,872	318,556	119,633	185,197	582,045
NET INVESTMENT INCOME (BEFORE TAXES)	$513,604	$219,556	$113,859	$16,120	$142,748
Current income taxes	—	—	—	—	(115,036)
NET INVESTMENT INCOME	$513,604	$219,556	$113,859	$16,120	$27,712
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	$4,449,384	$2,348,553	$405,057	$1,119,752	$3,239,965
Net realized gain (loss)	4,449,384	2,348,553	405,057	1,119,752	3,239,965
Net change in unrealized appreciation (depreciation) on:
Investments	(1,542,562)	1,018,011	296,495	4,147,717	16,458,489
Deferred income tax	—	—	—	—	(4,128,702)
Foreign currency translation	—	9	—	—	—
Net change in unrealized appreciation (depreciation)	(1,542,562)	1,018,020	296,495	4,147,717	12,329,787
Net realized and unrealized gain (loss)	2,906,822	3,366,573	701,552	5,267,469	15,569,752
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,420,426	$3,586,129	$815,411	$5,283,589	$15,597,464

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	35

Financial Statements — Statements of Operations

for the six months ended April 30, 2026 (Unaudited)

				HENNESSY	HENNESSY
	HENNESSY		HENNESSY	LARGE CAP	SMALL CAP
	GAS UTILITY	HENNESSY	JAPAN SMALL	FINANCIAL	FINANCIAL
	FUND	JAPAN FUND	CAP FUND	FUND	FUND
INVESTMENT INCOME:
Dividend income	$6,913,851	$4,773,182	$1,873,471	$272,823	$885,590
Less: issuance fees	(1,790)	—	—	—	—
Less: dividend withholding taxes	(204,280)	(458,456)	(181,067)	—	—
Total investment income	6,707,781	4,314,726	1,692,404	272,823	885,590

EXPENSES:
Investment advisory fee (See Note 5)	1,012,385	1,697,632	528,620	132,911	320,594
Sub-transfer agent expenses – Institutional Class (See Note 5)	34,075	179,251	36,704	4,385	3,822
Sub-transfer agent expenses – Investor Class (See Note 5)	344,067	45,697	44,390	20,200	60,028
Distribution expenses – Investor Class (See Note 5)	333,178	35,176	30,297	16,408	48,654
Shareholder service costs – Investor Class (See Note 5)	222,119	23,451	20,198	10,938	32,436
Administration, accounting, custody, and transfer agent fees (See Note 5)	219,687	185,098	61,717	18,446	35,181
Federal and state registration fees	21,996	28,038	17,293	16,480	18,207
Reports to shareholders	16,228	13,697	7,169	4,086	5,454
Trustees’ fees	13,302	12,848	11,222	10,590	10,860
Compliance fees (See Note 5)	11,774	11,774	11,685	11,596	11,596
Audit fees	11,222	11,222	11,222	11,222	11,222
Interest expense (See Note 7)	3,348	4,034	3,513	145	72
Legal fees	3,288	2,739	822	180	457
Other expenses and fees	125,498	31,349	11,151	4,635	7,261
Total expenses	2,372,167	2,282,006	796,003	262,222	565,844
NET INVESTMENT INCOME	$4,335,614	$2,032,720	$896,401	$10,601	$319,746
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	$14,611,250	$13,051,145	$14,355,949	$(324,944)	$3,540,003
Foreign currency translation	—	(281,713)	(113,741)	—	—
Net realized gain (loss)	14,611,250	12,769,432	14,242,208	(324,944)	3,540,003
Net change in unrealized appreciation (depreciation) on:
Investments	57,972,672	12,658,936	3,432,722	(425,339)	7,026,479
Foreign currency translation	—	186,614	49,949	—	—
Net change in unrealized appreciation (depreciation)	57,972,672	12,845,550	3,482,671	(425,339)	7,026,479
Net realized and unrealized gain (loss)	72,583,922	25,614,982	17,724,879	(750,283)	10,566,482
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,919,536	$27,647,702	$18,621,280	$(739,682)	$10,886,228

The accompanying notes are an integral part of these financial statements.

36	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Operations

for the six months ended April 30, 2026 (Unaudited)

HENNESSY
TECHNOLOGY
FUND
INVESTMENT INCOME:
Dividend income	$29,595
Less: issuance fees	(326)
Less: dividend withholding taxes	(2,204)
Total investment income	27,065

EXPENSES:
Investment advisory fee (See Note 5)	29,228
Federal and state registration fees	17,376
Compliance fees (See Note 5)	11,596
Audit fees	11,222
Trustees’ fees	10,498
Administration, accounting, custody, and transfer agent fees (See Note 5)	9,619
Distribution expenses – Investor Class (See note 5)	4,316
Sub-transfer agent expenses – Institutional Class (See Note 5)	536
Sub-transfer agent expenses – Investor Class (See Note 5)	3,015
Reports to shareholders	3,270
Shareholder service costs – Investor Class (See Note 5)	2,877
Legal fees	90
Interest expense (See Note 7)	4
Other expenses and fees	3,003
Total expenses	106,650
Service provider expense waiver (See Note 5)	(9,619)
Expense reimbursement by advisor (See Note 5)	(51,125)
Net expenses	45,906
NET INVESTMENT LOSS	$(18,841)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	$613,354
Net realized gain (loss)	613,354
Net change in unrealized appreciation (depreciation) on:
Investments	(609,302)
Net change in unrealized appreciation (depreciation)	(609,302)
Net realized and unrealized gain (loss)	4,052
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,789)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	37

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund		Hennessy Focus Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$1,282,966	$147,865	$(2,482,998)	$(4,359,742)
Net realized gain (loss)	2,929,047	(12,602,621)	56,558,136	215,026,776
Net change in unrealized appreciation (depreciation)	61,287,262	21,806,808	(84,648,107)	(57,958,360)
Net increase (decrease) in net assets from operations	65,499,275	9,352,052	(30,572,969)	152,708,674

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(147,865)	(23,640,467)	(53,657,791)	(37,079,720)
From earnings – Investor Class	—	(44,313,481)	(122,267,924)	(51,685,363)
Total distributions to shareholders	(147,865)	(67,953,948)	(175,925,715)	(88,765,083)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	42,336,943	168,152,742	16,437,228	32,425,235
Shares issued from reinvestment of distributions – Institutional Class	139,772	22,247,842	52,116,534	24,839,216
Shares redeemed – Institutional Class	(36,862,787)	(135,051,491)	(42,921,948)	(162,196,050)
Shares sold – Investor Class	4,721,139	82,754,032	10,530,565	17,517,239
Shares issued from reinvestment of distributions – Investor Class	—	42,865,812	119,024,613	50,416,179
Shares redeemed – Investor Class	(37,099,026)	(171,822,880)	(49,456,638)	(109,531,838)
Net increase (decrease) in net assets from capital transactions	(26,763,959)	9,146,057	105,730,354	(146,530,019)
NET INCREASE (DECREASE) IN NET ASSETS	38,587,451	(49,455,839)	(100,768,330)	(82,586,428)
NET ASSETS:
Beginning of the period	461,975,047	511,430,886	592,142,632	674,729,060
End of the period	$500,562,498	$461,975,047	$491,374,302	$592,142,632

SHARES TRANSACTIONS:
Shares sold – Institutional Class	1,182,156	5,069,648	386,873	658,300
Shares issued from reinvestment of distributions – Institutional Class	3,971	616,985	1,344,943	516,730
Shares redeemed – Institutional Class	(1,027,563)	(4,085,252)	(970,298)	(3,400,664)
Shares sold – Investor Class	139,299	2,504,771	251,348	351,760
Shares issued from reinvestment of distributions – Investor Class	—	1,242,392	3,242,077	1,102,957
Shares redeemed – Investor Class	(1,092,169)	(5,442,052)	(1,246,098)	(2,334,447)
Total increase (decrease) in shares outstanding	(794,306)	(93,508)	3,008,845	(3,105,364)

The accompanying notes are an integral part of these financial statements.

38	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Mid Cap 30 Fund		Hennessy Cornerstone Large Growth Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,568,064)	$3,496,131	$735,204	$1,249,553
Net realized gain (loss)	4,165,135	36,029,436	15,856,197	7,190,172
Net change in unrealized appreciation (depreciation)	167,592,261	(64,638,291)	(6,776,090)	(2,761,349)
Net increase (decrease) in net assets from operations	170,189,332	(25,112,724)	9,815,311	5,678,376

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(8,327,180)	(173,232,185)	(1,032,813)	(770,276)
From earnings – Investor Class	(3,152,983)	(106,325,530)	(6,726,505)	(5,162,662)
Total distributions to shareholders	(11,480,163)	(279,557,715)	(7,759,318)	(5,932,938)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	101,102,224	626,530,452	1,537,321	1,476,333
Shares issued from reinvestment of distributions – Institutional Class	8,088,288	166,271,011	1,016,879	756,303
Shares redeemed – Institutional Class	(210,327,283)	(744,655,970)	(1,289,148)	(2,896,568)
Shares sold – Investor Class	19,641,935	183,587,822	294,407	505,249
Shares issued from reinvestment of distributions – Investor Class	2,996,037	101,214,406	6,509,055	4,969,391
Shares redeemed – Investor Class	(70,088,158)	(350,047,466)	(7,540,218)	(15,235,624)
Net increase (decrease) in net assets from capital transactions	(148,586,957)	(17,099,745)	528,296	(10,424,916)
NET INCREASE (DECREASE) IN NET ASSETS	10,122,212	(321,770,184)	2,584,289	(10,679,478)
NET ASSETS:
Beginning of the period	1,275,341,346	1,597,111,530	134,483,239	145,162,717
End of the period	$1,285,463,558	$1,275,341,346	$137,067,528	$134,483,239

SHARES TRANSACTIONS:
Shares sold – Institutional Class	4,044,653	25,589,526	126,216	126,719
Shares issued from reinvestment of distributions – Institutional Class	331,228	6,435,076	86,969	63,287
Shares redeemed – Institutional Class	(8,428,941)	(33,095,344)	(106,301)	(250,459)
Shares sold – Investor Class	823,904	7,636,601	24,582	43,733
Shares issued from reinvestment of distributions – Investor Class	130,129	4,131,263	562,827	419,287
Shares redeemed – Investor Class	(2,962,920)	(15,849,827)	(629,977)	(1,308,461)
Total increase (decrease) in shares outstanding	(6,061,947)	(5,152,705)	64,316	(905,894)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	39

Financial Statements — Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund		Hennessy Total Return Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$3,572,711	$7,799,078	$513,604	$1,154,333
Net realized gain (loss)	14,212,130	15,078,702	4,449,384	(518,455)
Net change in unrealized appreciation (depreciation)	32,700,587	6,236,426	(1,542,562)	3,484,787
Net increase (decrease) in net assets from operations	50,485,428	29,114,206	3,420,426	4,120,665

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(707,061)	(373,765)	N/A	N/A
From earnings – Investor Class	(20,428,280)	(11,686,954)	(526,822)	(1,632,171)
Total distributions to shareholders	(21,135,341)	(12,060,719)	(526,822)	(1,632,171)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	1,685,563	7,653,208	N/A	N/A
Shares issued from reinvestment of distributions – Institutional Class	633,544	337,691	N/A	N/A
Shares redeemed – Institutional Class	(1,178,016)	(7,064,189)	N/A	N/A
Shares sold – Investor Class	1,385,655	5,517,026	311,406	898,175
Shares issued from reinvestment of distributions – Investor Class	19,241,844	10,965,553	500,316	1,553,052
Shares redeemed – Investor Class	(13,479,053)	(23,824,114)	(2,909,500)	(4,771,388)
Net increase (decrease) in net assets from capital transactions	8,289,537	(6,414,825)	(2,097,778)	(2,320,161)
NET INCREASE (DECREASE) IN NET ASSETS	37,639,624	10,638,662	795,826	168,333
NET ASSETS:
Beginning of the period	292,601,559	281,962,897	49,212,669	49,044,336
End of the period	$330,241,183	$292,601,559	$50,008,495	$49,212,669

SHARES TRANSACTIONS:
Shares sold – Institutional Class	70,851	353,571	N/A	N/A
Shares issued from reinvestment of distributions – Institutional Class	28,084	16,314	N/A	N/A
Shares redeemed – Institutional Class	(50,338)	(322,086)	N/A	N/A
Shares sold – Investor Class	58,552	253,487	21,002	65,258
Shares issued from reinvestment of distributions – Investor Class	854,912	529,866	33,530	113,549
Shares redeemed – Investor Class	(575,119)	(1,094,306)	(196,320)	(349,142)
Total increase (decrease) in shares outstanding	386,942	(263,154)	(141,788)	(170,335)

The accompanying notes are an integral part of these financial statements.

40	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

	Hennessy Equity and Income Fund		Hennessy Balanced Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$219,556	$350,556	$113,859	$265,331
Net realized gain (loss)	2,348,553	6,703,429	405,057	(84,919)
Net change in unrealized appreciation (depreciation)	1,018,020	(4,595,990)	296,495	557,731
Net increase (decrease) in net assets from operations	3,586,129	2,457,995	815,411	738,143

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(2,034,512)	(3,154,202)	N/A	N/A
From earnings – Investor Class	(2,716,330)	(3,495,688)	(116,565)	(409,870)
Total distributions to shareholders	(4,750,842)	(6,649,890)	(116,565)	(409,870)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	178,663	1,194,662	N/A	N/A
Shares issued from reinvestment of distributions – Institutional Class	1,973,825	3,029,457	N/A	N/A
Shares redeemed – Institutional Class	(3,590,933)	(10,666,310)	N/A	N/A
Shares sold – Investor Class	67,841	10,198,577	357,245	1,142,103
Shares issued from reinvestment of distributions – Investor Class	2,640,693	3,387,249	114,236	394,247
Shares redeemed – Investor Class	(3,324,393)	(18,004,394)	(599,456)	(1,536,376)
Net increase (decrease) in net assets from capital transactions	(2,054,304)	(10,860,759)	(127,975)	(26)
NET INCREASE (DECREASE) IN NET ASSETS	(3,219,017)	(15,052,654)	570,871	328,247

NET ASSETS:
Beginning of the period	44,472,952	59,525,606	13,039,289	12,711,042
End of the period	$41,253,935	$44,472,952	$13,610,160	$13,039,289

SHARES TRANSACTIONS:
Shares sold – Institutional Class	13,783	85,539	N/A	N/A
Shares issued from reinvestment of distributions – Institutional Class	158,291	225,408	N/A	N/A
Shares redeemed – Institutional Class	(279,315)	(792,423)	N/A	N/A
Shares sold – Investor Class	4,992	645,943	27,751	94,190
Shares issued from reinvestment of distributions – Investor Class	198,404	236,324	8,902	32,737
Shares redeemed – Investor Class	(245,481)	(1,187,034)	(46,886)	(127,652)
Total increase (decrease) in shares outstanding	(149,326)	(786,243)	(10,233)	(725)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	41

Financial Statements — Statements of Changes in Net Assets

	Hennessy Energy Transition Fund		Hennessy Midstream Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$16,120	$81,001	$27,712	$(12,672)
Net realized gain (loss)	1,119,752	2,556,353	3,239,965	3,462,698
Net change in unrealized appreciation (depreciation)	4,147,717	(928,915)	12,329,787	1,003,762
Net increase (decrease) in net assets from operations	5,283,589	1,708,439	15,597,464	4,453,788

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(52,443)	(11,150)	(1,897,145)	(2,123,667)
From return of capital – Institutional Class	—	—	—	(1,910,357)
From earnings – Investor Class	(32,661)	(4,830)	(1,153,009)	(1,167,782)
From return of capital – Investor Class	—	—	—	(1,050,486)
Total distributions to shareholders	(85,104)	(15,980)	(3,050,154)	(6,252,292)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	6,311,905	2,381,790	1,366,215	8,290,756
Shares issued from reinvestment of distributions – Institutional Class	50,853	11,018	1,798,091	3,832,360
Shares redeemed – Institutional Class	(1,336,669)	(4,490,312)	(6,746,385)	(12,901,580)
Shares sold – Investor Class	1,861,451	1,659,818	3,054,762	14,151,145
Shares issued from reinvestment of distributions – Investor Class	30,588	4,480	733,750	1,538,542
Shares redeemed – Investor Class	(1,222,744)	(2,770,303)	(4,024,773)	(9,746,660)
Net increase (decrease) in net assets from capital transactions	5,695,384	(3,203,509)	(3,818,340)	5,164,563
NET INCREASE (DECREASE) IN NET ASSETS	10,893,869	(1,511,050)	8,728,970	3,366,059

NET ASSETS:
Beginning of the period	13,101,499	14,612,549	70,669,231	67,303,172
End of the period	$23,995,368	$13,101,499	$79,398,201	$70,669,231

SHARES TRANSACTIONS:
Shares sold – Institutional Class	173,260	82,691	103,989	615,179
Shares issued from reinvestment of distributions – Institutional Class	1,654	408	137,880	289,216
Shares redeemed – Institutional Class	(38,656)	(156,337)	(534,469)	(992,304)
Shares sold – Investor Class	52,858	59,926	251,065	1,125,880
Shares issued from reinvestment of distributions – Investor Class	1,018	170	59,337	122,585
Shares redeemed – Investor Class	(35,295)	(102,564)	(325,454)	(792,496)
Total increase (decrease) in shares outstanding	154,839	(115,706)	(307,652)	368,060

The accompanying notes are an integral part of these financial statements.

42	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

	Hennessy Gas Utility Fund		Hennessy Japan Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$4,335,614	$10,460,990	$2,032,720	$6,289,858
Net realized gain (loss)	14,611,250	49,352,453	12,769,432	9,784,002
Net change in unrealized appreciation (depreciation)	57,972,672	(3,619,143)	12,845,550	60,601,300
Net increase (decrease) in net assets from operations	76,919,536	56,194,300	27,647,702	76,675,160

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(6,060,685)	(4,702,563)	(43,158,245)	(21,721,268)
From earnings – Investor Class	(42,904,046)	(30,996,196)	(5,532,077)	(2,871,000)
Total distributions to shareholders	(48,964,731)	(35,698,759)	(48,690,322)	(24,592,268)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	6,723,301	28,119,334	52,485,271	67,022,322
Shares issued from reinvestment of distributions – Institutional Class	5,882,374	3,870,572	42,703,634	21,485,258
Shares redeemed – Institutional Class	(7,489,288)	(24,667,850)	(83,991,024)	(89,420,061)
Shares sold – Investor Class	8,281,820	22,592,745	4,071,801	8,226,164
Shares issued from reinvestment of distributions – Investor Class	40,441,229	29,062,148	5,368,470	2,782,634
Shares redeemed – Investor Class	(35,172,868)	(63,952,336)	(8,460,393)	(19,371,848)
Net increase (decrease) in net assets from capital transactions	18,666,568	(4,975,387)	12,177,759	(9,275,531)
NET INCREASE (DECREASE) IN NET ASSETS	46,621,373	15,520,154	(8,864,861)	42,807,361

NET ASSETS:
Beginning of the period	493,349,929	477,829,775	456,415,327	413,607,966
End of the period	$539,971,302	$493,349,929	$447,550,466	$456,415,327

SHARES TRANSACTIONS:
Shares sold – Institutional Class	235,414	970,358	1,123,531	1,504,667
Shares issued from reinvestment of distributions – Institutional Class	217,285	137,847	944,249	470,718
Shares redeemed – Institutional Class	(272,368)	(892,979)	(1,788,399)	(1,980,553)
Shares sold – Investor Class	284,406	800,363	90,483	193,644
Shares issued from reinvestment of distributions – Investor Class	1,491,406	1,033,198	123,829	63,320
Shares redeemed – Investor Class	(1,240,545)	(2,262,863)	(188,405)	(452,788)
Total increase (decrease) in shares outstanding	715,598	(214,076)	305,288	(200,992)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	43

Financial Statements — Statements of Changes in Net Assets

	Hennessy Japan Small Cap Fund		Hennessy Large Cap Financial Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$896,401	$1,685,087	$10,601	$(14,283)
Net realized gain (loss)	14,242,208	16,131,177	(324,944)	5,704,949
Net change in unrealized appreciation (depreciation)	3,482,671	16,267,520	(425,339)	1,913,255
Net increase (decrease) in net assets from operations	18,621,280	34,083,784	(739,682)	7,603,921

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(11,516,298)	(3,349,956)	(632,382)	(57,383)
From earnings – Investor Class	(4,686,596)	(1,125,405)	(1,727,395)	(129,935)
Total distributions to shareholders	(16,202,894)	(4,475,361)	(2,359,777)	(187,318)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	5,818,047	15,645,833	150,294	2,307,668
Shares issued from reinvestment of distributions – Institutional Class	11,497,045	3,335,831	620,711	54,745
Shares redeemed – Institutional Class	(20,194,724)	(28,596,664)	(1,685,340)	(3,124,604)
Shares sold – Investor Class	2,760,204	4,735,884	499,884	3,604,239
Shares issued from reinvestment of distributions – Investor Class	4,632,086	1,102,297	1,661,046	126,596
Shares redeemed – Investor Class	(4,570,772)	(5,543,228)	(2,095,222)	(6,660,383)
Net increase (decrease) in net assets from capital transactions	(58,114)	(9,320,047)	(848,627)	(3,691,739)
NET INCREASE (DECREASE) IN NET ASSETS	2,360,272	20,288,376	(3,948,086)	3,724,864

NET ASSETS:
Beginning of the period	129,470,333	109,181,957	32,520,586	28,795,722
End of the period	$131,830,605	$129,470,333	$28,572,500	$32,520,586

SHARES TRANSACTIONS:
Shares sold – Institutional Class	283,943	845,507	4,689	70,456
Shares issued from reinvestment of distributions – Institutional Class	605,857	195,315	18,662	1,819
Shares redeemed – Institutional Class	(961,042)	(1,532,455)	(52,523)	(100,376)
Shares sold – Investor Class	132,941	247,378	15,871	111,923
Shares issued from reinvestment of distributions – Investor Class	241,037	63,516	50,595	4,250
Shares redeemed – Investor Class	(222,633)	(304,110)	(64,805)	(214,460)
Total increase (decrease) in shares outstanding	80,103	(484,849)	(27,511)	(126,388)

The accompanying notes are an integral part of these financial statements.

44	WWW.HENNESSYFUNDS.COM

Financial Statements — Statements of Changes in Net Assets

	Hennessy Small Cap Financial Fund		Hennessy Technology Fund

	Six Months Ended		Six Months Ended
	April 30, 2026	Year ended	April 30, 2026	Year ended
	(Unaudited)	October 31, 2025	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$319,746	$816,202	$(18,841)	$(28,623)
Net realized gain (loss)	3,540,003	8,187,166	613,354	1,523,335
Net change in unrealized appreciation (depreciation)	7,026,479	(4,599,551)	(609,302)	239,077
Net increase (decrease) in net assets from operations	10,886,228	4,403,817	(14,789)	1,733,789

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings – Institutional Class	(758,766)	(544,794)	(389,695)	(116,886)
From earnings – Investor Class	(6,534,437)	(4,675,618)	(1,054,791)	(222,761)
Total distributions to shareholders	(7,293,203)	(5,220,412)	(1,444,486)	(339,647)

CAPITAL TRANSACTIONS:
Shares sold – Institutional Class	279,679	2,479,381	9,908	71,994
Shares issued from reinvestment of distributions – Institutional Class	746,356	523,886	389,695	116,886
Shares redeemed – Institutional Class	(1,247,243)	(2,744,592)	(130,321)	(912,735)
Shares sold – Investor Class	2,600,423	6,020,415	107,498	292,091
Shares issued from reinvestment of distributions – Investor Class	6,391,165	4,576,567	1,043,534	216,138
Shares redeemed – Investor Class	(7,475,295)	(29,782,690)	(323,620)	(568,704)
Net increase (decrease) in net assets from capital transactions	1,295,085	(18,927,033)	1,096,694	(784,330)
NET INCREASE (DECREASE) IN NET ASSETS	4,888,110	(19,743,628)	(362,581)	609,812

NET ASSETS:
Beginning of the period	67,457,635	87,201,263	8,503,299	7,893,487
End of the period	$72,345,745	$67,457,635	$8,140,718	$8,503,299

SHARES TRANSACTIONS:
Shares sold – Institutional Class	17,387	150,947	447	2,881
Shares issued from reinvestment of distributions – Institutional Class	47,601	32,178	17,491	4,792
Shares redeemed – Institutional Class	(79,359)	(186,129)	(6,063)	(41,908)
Shares sold – Investor Class	92,152	214,899	4,792	12,652
Shares issued from reinvestment of distributions – Investor Class	229,149	156,742	48,446	9,143
Shares redeemed – Investor Class	(262,592)	(1,081,556)	(14,750)	(25,089)
Total increase (decrease) in shares outstanding	44,338	(712,919)	50,363	(37,529)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	45

Financial Statements — Statement of Cash Flows

Hennessy Total Return Fund for the six months ended April 30, 2026 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$3,420,426
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investments	(10,475,127)
Proceeds from sales of investments	13,072,000
Purchase of short-term investments, net	(744,003)
Net realized (gain) loss investments	(4,449,384)
Change in unrealized (appreciation) depreciation on investments	1,542,562
Amortization and accretion of premium and discount	(648,456)
Increase (decrease) in payable to adviser	(520)
Increase (decrease) in payable for expenses and other liabilities	(10,333)
Increase (decrease) in payable for distribution and shareholder servicing fees	(216)
Increase (decrease) in interest payable	(4,625)
(Increase) decrease in prepaid expenses and other assets	1,243
(Increase) decrease in dividend receivable	(6,506)
Net cash used in operating activities	1,697,061

Cash flows from financing activities:
Cash proceeds from shares sold	311,515
Cash payment for shares redeemed	(2,881,570)
Cash distributions paid to shareholders	(26,506)
Proceeds from reverse repurchase agreements	899,500
Net cash provided by financing activities	(1,697,061)
Net change in cash	0

Cash and restricted cash:
Beginning balance	0
Ending balance	0

Supplemental disclosures and non-cash information:
Reinvested distributions paid	(500,316)
Interest expense	432,997

The accompanying notes are an integral part of these financial statements.

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HENNESSY FUNDS	1-800-966-4354	47

Financial Statements — Financial Highlights

Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$33.53	$37.04	$24.91	$25.17	$31.09	$20.68

Investment operations:
Net investment income (loss) (a)	0.12	0.09	0.01	0.29	0.34	(0.05)
Net realized and unrealized gain (loss) on investments (b)	4.81	1.17	12.30	0.38	0.67	10.46
Total from investment operations	4.93	1.26	12.31	0.67	1.01	10.41

Less distributions from:
Net investment income	(0.02)	(0.11)	(0.18)	(0.35)	—	—
Net realized gains	—	(4.66)	—	(0.58)	(6.93)	—
Total distributions	(0.02)	(4.77)	(0.18)	(0.93)	(6.93)	—
Net asset value, end of period	$38.44	$33.53	$37.04	$24.91	$25.17	$31.09

TOTAL RETURN (c)	14.72%	2.53%	49.64%	2.85%	2.84%	50.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$247,779	$210,800	$173,573	$22,319	$18,523	$15,781
Ratio of expenses to average net assets (d)	0.98%	1.00%	0.97%	1.02%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets (d)	0.70%	0.27%	0.02%	1.18%	1.38%	(0.17)%
Portfolio turnover rate (c)(e)	0% (f)	99%	94%	90%	102%	98%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Calculated on the basis of the Fund as a whole.
(f)	Amount represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

48	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$32.00	$35.40	$23.82	$24.07	$29.83	$19.91

Investment operations:
Net investment income (loss) (a)	0.07	(0.05)	(0.05)	0.22	0.26	(0.14)
Net realized and unrealized gain (loss) on investments (b)	4.59	1.14	11.73	0.35	0.62	10.06
Total from investment operations	4.66	1.09	11.68	0.57	0.88	9.92

Less distributions from:
Net investment income	—	(0.04)	(0.10)	(0.27)	—	—
Net realized gains	—	(4.45)	—	(0.55)	(6.64)	—
Total distributions	—	(4.49)	(0.10)	(0.82)	(6.64)	—
Net asset value, end of period	$36.66	$32.00	$35.40	$23.82	$24.07	$29.83

TOTAL RETURN (c)	14.56%	2.18%	49.17%	2.54%	2.51%	49.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$252,784	$251,175	$337,858	$141,356	$154,248	$151,959
Ratio of expenses to average net assets (d)	1.30%	1.32%	1.29%	1.33%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets (d)	0.40%	(0.14)%	(0.16)%	0.95%	1.10%	(0.51)%
Portfolio turnover rate (c)(e)	0% (f)	99%	94%	90%	102%	98%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Calculated on the basis of the Fund as a whole.
(f)	Amount represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	49

Financial Statements — Financial Highlights

Hennessy Focus Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$61.47	$53.04	$48.32	$53.34	$83.66	$74.24

Investment operations:
Net investment loss (a)	(0.15)	(0.25)	(0.06)	(0.11)	(0.34)	(0.37)
Net realized and unrealized gain (loss) on investments (b)	(3.20)	15.92	15.89	2.23	(17.63)	32.62
Total from investment operations	(3.35)	15.67	15.83	2.12	(17.97)	32.25

Less distributions from:
Net realized gains	(18.84)	(7.24)	(11.11)	(7.14)	(12.35)	(22.83)
Total distributions	(18.84)	(7.24)	(11.11)	(7.14)	(12.35)	(22.83)
Net asset value, end of period	$39.28	$61.47	$53.04	$48.32	$53.34	$83.66

TOTAL RETURN (c)	-5.03%	33.34%	38.44%	3.90%	-25.27%	53.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$149,708	$187,476	$279,829	$214,526	$308,954	$497,512
Ratio of expenses to average net assets (d)	1.12%	1.10%	1.11%	1.13%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets (d)	(0.71)%	(0.51)%	(0.12)%	(0.22)%	(0.53)%	(0.50)%
Portfolio turnover rate (c)(e)	3%	1%	10%	12%	5%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

50	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Focus Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$58.25	$50.46	$46.14	$51.12	$80.48	$71.68

Investment operations:
Net investment loss (a)	(0.21)	(0.44)	(0.21)	(0.29)	(0.56)	(0.63)
Net realized and unrealized gain (loss) on investments (b)	(3.03)	15.11	15.14	2.15	(16.93)	31.46
Total from investment operations	(3.24)	14.67	14.93	1.86	(17.49)	30.83

Less distributions from:
Net realized gains	(17.85)	(6.88)	(10.61)	(6.84)	(11.87)	(22.03)
Total distributions	(17.85)	(6.88)	(10.61)	(6.84)	(11.87)	(22.03)
Net asset value, end of period	$37.16	$58.25	$50.46	$46.14	$51.12	$80.48

TOTAL RETURN (c)	-5.19%	32.82%	37.93%	3.52%	-25.55%	52.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$341,666	$404,667	$394,900	$357,133	$431,668	$709,403
Ratio of expenses to average net assets (d)	1.46%	1.48%	1.49%	1.50%	1.52%	1.49%
Ratio of net investment income (loss) to average net assets (d)	(1.06)%	(0.92)%	(0.46)%	(0.58)%	(0.92)%	(0.88)%
Portfolio turnover rate (c)(e)	3%	1%	10%	12%	5%	4%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	51

Financial Statements — Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$24.45	$27.96	$19.91	$21.84	$20.66	$13.81

Investment operations:
Net investment income (loss) (a)	(0.02)	0.09	0.07	0.09	0.24	(0.07)
Net realized and unrealized gain (loss) on investments (b)	3.62	0.97	9.98	1.76	1.29	6.92
Total from investment operations	3.60	1.06	10.05	1.85	1.53	6.85

Less distributions from:
Net investment income	(0.08)	(0.12)	—	—	(0.35)	—
Net realized gains	(0.17)	(4.45)	(2.00)	(3.78)	—	—
Total distributions	(0.25)	(4.57)	(2.00)	(3.78)	(0.35)	—
Net asset value, end of period	$27.80	$24.45	$27.96	$19.91	$21.84	$20.66

TOTAL RETURN (c)	14.89%	2.99%	54.74%	10.43%	7.52%	49.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$821,806	$821,741	$969,941	$293,877	$174,624	$169,191
Ratio of expenses to average net assets (d)	0.98%	0.98%	0.95%	0.97%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets (d)	(0.13)%	0.36%	0.27%	0.44%	1.18%	(0.38)%
Portfolio turnover rate (c)(e)	0%	129%	94%	120%	176%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

52	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$23.14	$26.48	$18.92	$20.83	$19.78	$13.27

Investment operations:
Net investment income (loss) (a)	(0.06)	0.00 (b)	(0.01)	0.01	0.17	(0.14)
Net realized and unrealized gain (loss) on investments (c)	3.43	0.91	9.47	1.68	1.22	6.65
Total from investment operations	3.37	0.91	9.46	1.69	1.39	6.51

Less distributions from:
Net investment income	—	(0.04)	—	—	(0.34)	—
Net realized gains	(0.16)	(4.21)	(1.90)	(3.60)	—	—
Total distributions	(0.16)	(4.25)	(1.90)	(3.60)	(0.34)	—
Net asset value, end of period	$26.35	$23.14	$26.48	$18.92	$20.83	$19.78

TOTAL RETURN (d)	14.69%	2.60%	54.22%	10.03%	7.12%	49.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$463,658	$453,600	$627,171	$297,365	$214,996	$219,577
Ratio of expenses to average net assets (e)	1.33%	1.34%	1.33%	1.34%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets (e)	(0.49)%	0.02%	(0.06)%	0.09%	0.84%	(0.74)%
Portfolio turnover rate (d)(f)	0%	129%	94%	120%	176%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	53

Financial Statements — Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.09	$12.08	$10.18	$11.05	$14.51	$10.33

Investment operations:
Net investment income (a)	0.08	0.14	0.14	0.14	0.13	0.12
Net realized and unrealized gain (loss) on investments (b)	0.80	0.40	2.21	0.89	(1.68)	4.68
Total from investment operations	0.88	0.54	2.35	1.03	(1.55)	4.80

Less distributions from:
Net investment income	(0.14)	(0.14)	(0.14)	(0.12)	(0.11)	(0.13)
Net realized gains	(0.59)	(0.39)	(0.31)	(1.78)	(1.80)	(0.49)
Total distributions	(0.73)	(0.53)	(0.45)	(1.90)	(1.91)	(0.62)
Net asset value, end of period	$12.24	$12.09	$12.08	$10.18	$11.05	$14.51

TOTAL RETURN (c)	7.60%	4.59%	23.62%	9.85%	-12.52%	48.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,209	$16,699	$17,409	$15,771	$14,801	$18,394
Ratio of expenses to average net assets (d)	0.98%	1.00%	1.00%	1.00%	0.99%	1.04%
Ratio of net investment income (loss) to average net assets (d)	1.34%	1.18%	1.17%	1.37%	1.08%	0.91%
Portfolio turnover rate (c)(e)	60%	46%	54%	53%	76%	68%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

54	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.95	$11.94	$10.06	$10.92	$14.35	$10.21

Investment operations:
Net investment income (a)	0.06	0.10	0.10	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investments (b)	0.78	0.41	2.19	0.87	(1.66)	4.64
Total from investment operations	0.84	0.51	2.29	0.98	(1.57)	4.73

Less distributions from:
Net investment income	(0.10)	(0.11)	(0.11)	(0.08)	(0.08)	(0.10)
Net realized gains	(0.58)	(0.39)	(0.30)	(1.76)	(1.78)	(0.49)
Total distributions	(0.68)	(0.50)	(0.41)	(1.84)	(1.86)	(0.59)
Net asset value, end of period	$12.11	$11.95	$11.94	$10.06	$10.92	$14.35

TOTAL RETURN (c)	7.40%	4.30%	23.34%	9.48%	-12.76%	48.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$118,859	$117,785	$127,753	$112,890	$115,151	$143,115
Ratio of expenses to average net assets (d)	1.27%	1.29%	1.27%	1.28%	1.30%	1.29%
Ratio of net investment income (loss) to average net assets (d)	1.05%	0.89%	0.89%	1.10%	0.76%	0.69%
Portfolio turnover rate (c)(e)	60%	46%	54%	53%	76%	68%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	55

Financial Statements — Financial Highlights

Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.96	$21.68	$18.17	$20.34	$19.63	$13.71

Investment operations:
Net investment income (a)	0.30	0.64	0.69	0.67	0.58	0.48
Net realized and unrealized gain (loss) on investments (b)	3.57	1.62	3.52	(0.84)	1.12	5.88
Total from investment operations	3.87	2.26	4.21	(0.17)	1.70	6.36

Less distributions from:
Net investment income	(0.62)	(0.72)	(0.70)	(0.55)	(0.56)	(0.44)
Net realized gains	(1.08)	(0.26)	—	(1.45)	(0.43)	—
Total distributions	(1.70)	(0.98)	(0.70)	(2.00)	(0.99)	(0.44)
Net asset value, end of period	$25.13	$22.96	$21.68	$18.17	$20.34	$19.63

TOTAL RETURN (c)	17.82%	10.93%	23.66%	-1.26%	8.92%	47.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,777	$9,645	$8,072	$7,502	$24,354	$5,496
Ratio of expenses to average net assets (d)	1.00%	0.99%	0.98%	1.06%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets (d)	2.52%	2.92%	3.44%	3.48%	2.92%	2.67%
Portfolio turnover rate (c)(e)	19%	27%	22%	31%	36%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

56	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.89	$21.61	$18.14	$20.30	$19.59	$13.69

Investment operations:
Net investment income (a)	0.27	0.59	0.65	0.63	0.55	0.44
Net realized and unrealized gain (loss) on investments (b)	3.57	1.62	3.51	(0.84)	1.10	5.87
Total from investment operations	3.84	2.21	4.16	(0.21)	1.65	6.31

Less distributions from:
Net investment income	(0.57)	(0.67)	(0.69)	(0.50)	(0.51)	(0.41)
Net realized gains	(1.08)	(0.26)	—	(1.45)	(0.43)	—
Total distributions	(1.65)	(0.93)	(0.69)	(1.95)	(0.94)	(0.41)
Net asset value, end of period	$25.08	$22.89	$21.61	$18.14	$20.30	$19.59

TOTAL RETURN (c)	17.72%	10.69%	23.38%	-1.45%	8.68%	46.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$318,464	$282,957	$273,891	$246,397	$268,805	$254,225
Ratio of expenses to average net assets (d)	1.21%	1.21%	1.22%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets (d)	2.32%	2.71%	3.21%	3.31%	2.74%	2.43%
Portfolio turnover rate (c)(e)	19%	27%	22%	31%	36%	41%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	57

Financial Statements — Financial Highlights

Hennessy Total Return Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.16	$13.45	$12.53	$13.47	$13.54	$11.97

Investment operations:
Net investment income (a)	0.15	0.32	0.42	0.40	0.22	0.20
Net realized and unrealized gain (loss) on investments (b)	0.85	0.84	1.47	(0.30)	(0.07)	2.33
Total from investment operations	1.00	1.16	1.89	0.10	0.15	2.53

Less distributions from:
Net investment income	(0.16)	(0.32)	(0.43)	(0.38)	(0.22)	(0.20)
Net realized gains	—	(0.13)	(0.54)	(0.66)	—	(0.76)
Total distributions	(0.16)	(0.45)	(0.97)	(1.04)	(0.22)	(0.96)
Net asset value, end of period	$15.00	$14.16	$13.45	$12.53	$13.47	$13.54

TOTAL RETURN (c)	7.05%	8.85%	15.52%	0.53%	1.12%	21.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,008	$49,213	$49,044	$47,543	$53,356	$54,453
Ratio of expenses to average net assets (d)	2.95%	3.25%	3.62%	3.37%	1.77%	1.35%
Ratio of dividends, interest and borrowing
expense to average net assets (d)	1.71%	1.99%	2.38%	2.12%	0.52%	0.10%
Ratio of expenses to average net assets excluding
dividends, interest, and borrowing expense (d)	1.24%	1.26%	1.24%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	2.05%	2.37%	3.14%	3.05%	1.62%	1.52%
Portfolio turnover rate (c)	30%	35%	32%	36%	24%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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HENNESSY FUNDS	1-800-966-4354	59

Financial Statements — Financial Highlights

Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$13.53	$14.55	$13.23	$13.21	$16.22	$14.22

Investment operations:
Net investment income (a)	0.08	0.12	0.13	0.15	0.13	0.14
Net realized and unrealized gain (loss) on investments (b)	1.05	0.54	2.47	0.38	(1.97)	2.83
Total from investment operations	1.13	0.66	2.60	0.53	(1.84)	2.97

Less distributions from:
Net investment income	(0.07)	(0.12)	(0.14)	(0.15)	(0.13)	(0.16)
Net realized gains	(1.43)	(1.56)	(1.14)	(0.36)	(1.04)	(0.81)
Total distributions	(1.50)	(1.68)	(1.28)	(0.51)	(1.17)	(0.97)
Net asset value, end of period	$13.16	$13.53	$14.55	$13.23	$13.21	$16.22

TOTAL RETURN (c)	9.03%	4.74%	20.85%	3.99%	-12.25%	21.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,378	$19,321	$27,777	$34,710	$47,743	$66,065
Ratio of expenses to average net assets (d)(e)	1.31%	1.26%	1.18%	1.15%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets (d)(e)	1.24%	0.87%	0.97%	1.08%	0.90%	0.91%
Portfolio turnover rate (c)(f)	12%	27%	16%	11%	15%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

60	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.44	$15.52	$14.10	$14.06	$17.26	$15.12

Investment operations:
Net investment income (a)	0.06	0.07	0.09	0.10	0.08	0.09
Net realized and unrealized gain (loss) on investments (b)	1.12	0.58	2.63	0.42	(2.09)	3.01
Total from investment operations	1.18	0.65	2.72	0.52	(2.01)	3.10

Less distributions from:
Net investment income	(0.05)	(0.07)	(0.09)	(0.10)	(0.08)	(0.10)
Net realized gains	(1.52)	(1.66)	(1.21)	(0.38)	(1.11)	(0.86)
Total distributions	(1.57)	(1.73)	(1.30)	(0.48)	(1.19)	(0.96)
Net asset value, end of period	$14.05	$14.44	$15.52	$14.10	$14.06	$17.26

TOTAL RETURN (c)	8.85%	4.35%	20.43%	3.67%	-12.60%	21.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,876	$25,152	$31,749	$34,290	$39,171	$53,967
Ratio of expenses to average net assets (d)(e)	1.66%	1.63%	1.55%	1.52%	1.51%	1.49%
Ratio of net investment income (loss) to average net assets (d)(e)	0.89%	0.50%	0.59%	0.71%	0.53%	0.54%
Portfolio turnover rate (c)(f)	12%	27%	16%	11%	15%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	61

Financial Statements — Financial Highlights

Hennessy Balanced Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.38	$12.06	$11.12	$11.82	$12.39	$10.84

Investment operations:
Net investment income (a)	0.11	0.25	0.32	0.26	0.06	0.02
Net realized and unrealized gain (loss) on investments (b)	0.66	0.46	0.95	(0.27)	(0.15)	1.56
Total from investment operations	0.77	0.71	1.27	(0.01)	(0.09)	1.58

Less distributions from:
Net investment income	(0.11)	(0.25)	(0.32)	(0.25)	(0.05)	(0.03)
Net realized gains	—	(0.14)	(0.01)	(0.44)	(0.43)	—
Total distributions	(0.11)	(0.39)	(0.33)	(0.69)	(0.48)	(0.03)
Net asset value, end of period	$13.04	$12.38	$12.06	$11.12	$11.82	$12.39

TOTAL RETURN (c)	6.25%	6.00%	11.47%	-0.22%	-0.70%	14.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,610	$13,039	$12,711	$12,291	$12,893	$13,531
Ratio of expenses to average net assets (d)	1.80%	1.88%	1.82%	1.84%	1.80%	1.85%
Ratio of net investment income (loss) to average net assets (d)	1.71%	2.06%	2.70%	2.26%	0.49%	0.17%
Portfolio turnover rate (c)	19%	39%	57%	22%	29%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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HENNESSY FUNDS	1-800-966-4354	63

Financial Statements — Financial Highlights

Hennessy Energy Transition Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$29.98	$26.46	$24.68	$24.59	$18.60	$8.85

Investment operations:
Net investment income (a)	0.05	0.20	0.24	0.25	0.23	0.07
Net realized and unrealized gain (loss) on investments (b)	10.77	3.36	1.54	0.02	7.87	9.68
Total from investment operations	10.82	3.56	1.78	0.27	8.10	9.75

Less distributions from:
Net investment income	(0.24)	(0.04)	—	(0.18)	(2.11)	—
Total distributions	(0.24)	(0.04)	—	(0.18)	(2.11)	—
Net asset value, end of period	$40.56	$29.98	$26.46	$24.68	$24.59	$18.60

TOTAL RETURN (c)	36.34%	13.46%	7.21%	1.14%	49.71%	110.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,032	$7,026	$8,139	$11,433	$13,326	$9,448
Ratio of expenses to average net assets:
Before expense reimbursement (d)	2.23%	2.37%	2.28%	2.08%	2.09%	2.61%
After expense reimbursement (d)(e)	2.07%	2.20%	2.11%	1.93%	1.92%	2.39%
Ratio of net investment income (loss) to average net assets (d)	0.27%	0.70%	0.94%	1.07%	1.13%	0.44%
Portfolio turnover rate (c)(f)	16%	33%	14%	28%	31%	74%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Certain service provider expenses were voluntarily waived during the fiscal period.
(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

64	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Energy Transition Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$$29.25	$25.88	$24.22	$24.15	$18.31	$8.74

Investment operations:
Net investment income (a)	0.01	0.09	0.13	0.17	0.16	0.06
Net realized and unrealized gain (loss) on investments (b)	10.51	3.30	1.53	0.02	7.74	9.51
Total from investment operations	10.52	3.39	1.66	0.19	7.90	9.57

Less distributions from:
Net investment income	(0.16)	(0.02)	—	(0.12)	(2.06)	—
Total distributions	(0.16)	(0.02)	—	(0.12)	(2.06)	—
Net asset value, end of period	$39.61	$29.25	$25.88	$24.22	$24.15	$18.31

TOTAL RETURN (c)	36.13%	13.11%	6.85%	0.81%	49.24%	109.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,964	$6,075	$6,474	$8,964	$10,213	$6,802
Ratio of expenses to average net assets:
Before expense reimbursement (d)	2.53%	2.70%	2.61%	2.42%	2.42%	2.96%
After expense reimbursement (d)(e)	2.37%	2.53%	2.44%	2.27%	2.25%	2.74%
Ratio of net investment income (loss) to average net assets (d)	0.08%	0.34%	0.53%	0.74%	0.81%	0.38%
Portfolio turnover rate (c)(f)	16%	33%	14%	28%	31%	74%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Certain service provider expenses were voluntarily waived during the fiscal period.
(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	65

Financial Statements — Financial Highlights

Hennessy Midstream Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023		2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.84	$11.95	$10.43	$9.91		$8.90	$5.68

Investment operations:
Net investment income (loss) (a)	0.03	0.01	0.02	(0.00	) (b)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments (c)	2.70	0.91	2.53	1.55		2.09	4.30
Total from investment operations	2.73	0.92	2.55	1.55		2.04	4.25

Less distributions from:
Net investment income	(0.52)	(0.54)	(0.18)	(0.84)		(0.06)	—
Return of capital	—	(0.49)	(0.85)	(0.19)		(0.97)	(1.03)
Total distributions	(0.52)	(1.03)	(1.03)	(1.03)		(1.03)	(1.03)
Net asset value, end of period	$14.05	$11.84	$11.95	$10.43		$9.91	$8.90

TOTAL RETURN (d)	23.39%	7.01%	25.30%	16.67%		24.41%	78.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,642	$45,312	$46,772	$37,459		$33,062	$30,447
Ratio of expenses to average net assets:
Before expense reimbursement (e)	1.54%	1.52%	1.54%	1.65%		1.69%	1.74%
After expense reimbursement (e)(f)	1.44%	1.44%	1.50%	1.53%		1.51%	1.51%
Ratio of net investment income (loss) to average net assets (e)	0.50%	0.09%	0.21%	(0.00)%	(g)	(0.53)%	(0.66)%
Portfolio turnover rate (d)(h)	0%	6%	6%	16%		33%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Certain service provider expenses were voluntarily waived during the fiscal period.
(g)	Amount represents less than 0.005%.
(h)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

66	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Midstream Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.23	$11.39	$10.02		$9.58	$8.66	$5.55

Investment operations:
Net investment income (loss) (a)	0.01	(0.03)	(0.00	) (b)	(0.02)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments (c)	2.55	0.90	2.40		1.49	2.02	4.21
Total from investment operations	2.56	0.87	2.40		1.47	1.95	4.14

Less distributions from:
Net investment income	(0.52)	(0.54)	(0.18)		(0.84)	(0.06)	—
Return of capital	—	(0.49)	(0.85)		(0.19)	(0.97)	(1.03)
Total distributions	(0.52)	(1.03)	(1.03)		(1.03)	(1.03)	(1.03)
Net asset value, end of period	$13.27	$11.23	$11.39		$10.02	$9.58	$8.66

TOTAL RETURN (d)	23.14%	6.91%	24.81%		16.39%	24.03%	78.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,757	$25,358	$20,531		$16,789	$11,472	$6,720
Ratio of expenses to average net assets:
Before expense reimbursement (e)	1.92%	1.91%	1.94%		2.03%	2.05%	2.11%
After expense reimbursement (e)(f)	1.75%	1.75%	1.75%		1.78%	1.76%	1.76%
Ratio of net investment income (loss) to average net assets (e)	0.19%	(0.23)%	(0.04)%		(0.25)%	(0.79)%	(0.91)%
Portfolio turnover rate (d)(g)	0%	6%	6%		16%	33%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Certain service provider expenses were voluntarily waived during the fiscal period.
(g)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	67

Financial Statements — Financial Highlights

Hennessy Gas Utility Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended	Year Ended October 31,
	April 30, 2026
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.74	$27.50	$22.51	$25.84	$26.01	$24.01

Investment operations:
Net investment income (a)	0.28	0.65	0.67	0.62	0.57	0.59
Net realized and unrealized gain (loss) on investments (b)	4.06	2.69	5.94	(1.70)	1.99	3.99
Total from investment operations	4.34	3.34	6.61	(1.08)	2.56	4.58

Less distributions from:
Net investment income	(0.30)	(0.68)	(0.68)	(0.60)	(0.58)	(0.65)
Net realized gains	(2.58)	(1.42)	(0.94)	(1.65)	(2.15)	(1.93)
Total distributions	(2.88)	(2.10)	(1.62)	(2.25)	(2.73)	(2.58)
Net asset value, end of period	$30.20	$28.74	$27.50	$22.51	$25.84	$26.01

TOTAL RETURN (c)	16.40%	12.48%	30.74%	-4.74%	10.53%	20.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,186	$59,703	$51,199	$56,748	$93,585	$63,062
Ratio of expenses to average net assets (d)	0.68%	0.67%	0.69%	0.71%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets (d)	1.96%	2.31%	2.76%	2.52%	2.13%	2.35%
Portfolio turnover rate (c)(e)	6%	26%	13%	12%	31%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

68	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Gas Utility Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended	Year Ended October 31,
	April 30, 2026
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.82	$27.57	$22.57	$25.91	$26.09	$24.08

Investment operations:
Net investment income (a)	0.24	0.59	0.60	0.54	0.50	0.52
Net realized and unrealized gain (loss) on investments (b)	4.08	2.68	5.95	(1.70)	1.98	4.00
Total from investment operations	4.32	3.27	6.55	(1.16)	2.48	4.52

Less distributions from:
Net investment income	(0.27)	(0.59)	(0.61)	(0.53)	(0.50)	(0.57)
Net realized gains	(2.59)	(1.43)	(0.94)	(1.65)	(2.16)	(1.94)
Total distributions	(2.86)	(2.02)	(1.55)	(2.18)	(2.66)	(2.51)
Net asset value, end of period	$30.28	$28.82	$27.57	$22.57	$25.91	$26.09

TOTAL RETURN (c)	16.25%	12.15%	30.34%	-5.01%	10.14%	19.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$471,786	$433,647	$426,631	$384,374	$459,414	$457,313
Ratio of expenses to average net assets (d)	0.97%	0.97%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (d)	1.68%	2.07%	2.46%	2.21%	1.88%	2.06%
Portfolio turnover rate (c)(e)	6%	26%	13%	12%	31%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	69

Financial Statements — Financial Highlights

Hennessy Japan Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended	Year Ended October 31,
	April 30, 2026
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$50.76	$45.03	$36.32	$30.43	$49.54	$44.19

Investment operations:
Net investment income (loss) (a)	0.23	0.69	0.39	0.30	0.02	(0.03)
Net realized and unrealized gain (loss) on investments (b)	2.81	7.72	10.58	5.59	(18.39)	5.38
Total from investment operations	3.04	8.41	10.97	5.89	(18.37)	5.35

Less distributions from:
Net investment income	(4.77)	(0.59)	—	—	(0.74)	(0.00	)(c)
Net realized gains	(0.87)	(2.09)	(2.26)	—	—	—
Total distributions	(5.64)	(2.68)	(2.26)	—	(0.74)	(0.00	)(c)
Net asset value, end of period	$48.16	$50.76	$45.03	$36.32	$30.43	$49.54

TOTAL RETURN (d)	6.90%	19.41%	31.59%	19.36%	-37.63%	12.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$399,375	$406,780	$361,114	$233,441	$275,240	$727,472
Ratio of expenses to average net assets (e)	1.04%	1.04%	1.02%	1.04%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets (e)	1.00%	1.54%	0.92%	0.84%	0.04%	(0.07)%
Portfolio turnover rate (d)(f)	3%	16%	17%	57%	21%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

70	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Japan Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended	Year Ended October 31,
	April 30, 2026
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$48.70	$43.21	$34.99	$29.43	$47.78	$42.79

Investment operations:
Net investment income (loss) (a)	0.14	0.49	0.19	0.23	(0.11)	(0.23)
Net realized and unrealized gain (loss) on investments (b)	2.70	7.43	10.21	5.33	(17.83)	5.22
Total from investment operations	2.84	7.92	10.40	5.56	(17.94)	4.99

Less distributions from:
Net investment income	(4.60)	(0.42)	—	—	(0.41)	—
Net realized gains	(0.84)	(2.01)	(2.18)	—	—	—
Total distributions	(5.44)	(2.43)	(2.18)	—	(0.41)	—
Net asset value, end of period	$46.10	$48.70	$43.21	$34.99	$29.43	$47.78

TOTAL RETURN (c)	6.72%	18.97%	31.08%	18.89%	-37.86%	11.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,175	$49,636	$52,494	$45,608	$39,550	$86,113
Ratio of expenses to average net assets (d)	1.39%	1.40%	1.42%	1.44%	1.44%	1.43%
Ratio of net investment income (loss) to average net assets (d)	0.63%	1.12%	0.47%	0.65%	(0.30)%	(0.49)%
Portfolio turnover rate (c)(e)	3%	16%	17%	57%	21%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	71

Financial Statements — Financial Highlights

Hennessy Japan Small Cap Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.01	$16.43	$14.56	$12.97	$17.94	$15.58

Investment operations:
Net investment income (a)	0.15	0.28	0.23	0.21	0.18	0.11
Net realized and unrealized gain (loss) on investments (b)	2.56	5.01	1.83	1.54	(4.99)	2.37
Total from investment operations	2.71	5.29	2.06	1.75	(4.81)	2.48

Less distributions from:
Net investment income	(0.35)	(0.24)	(0.19)	(0.16)	(0.09)	(0.12)
Net realized gains	(2.27)	(0.47)	—	—	(0.07)	—
Total distributions	(2.62)	(0.71)	(0.19)	(0.16)	(0.16)	(0.12)
Net asset value, end of period	$21.10	$21.01	$16.43	$14.56	$12.97	$17.94

TOTAL RETURN (c)	14.50%	33.21%	14.23%	13.60%	-27.05%	15.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$89,770	$90,885	$79,158	$70,987	$47,652	$66,581
Ratio of expenses to average net assets (d)	1.09%	1.10%	1.12%	1.11%	1.17%	1.13%
Ratio of dividends, interest and borrowing
expense to average net assets (d)	0.01%	—%	—%	—%	0.00% (e)	—%
Ratio of expenses to average net assets excluding
dividends, interest, and borrowing expense (d)	1.08%	1.10%	1.12%	1.11%	1.17%	1.13%
Ratio of net investment income (loss) to average net assets (d)	1.46%	1.51%	1.42%	1.44%	1.22%	0.63%
Portfolio turnover rate (c)(f)	21%	45%	28%	32%	45%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Amount represents less than 0.005% per share.

(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

72	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022		2021
PER SHARE DATA:
Net asset value, beginning of period	$21.29	$16.63	$14.74	$13.10	$18.12		$15.73

Investment operations:
Net investment income (a)	0.12	0.20	0.16	0.14	0.12		0.03
Net realized and unrealized gain (loss) on investments (b)	2.59	5.08	1.87	1.58	(5.07)		2.40
Total from investment operations	2.71	5.28	2.03	1.72	(4.95)		2.43

Less distributions from:
Net investment income	(0.28)	(0.15)	(0.14)	(0.08)	(0.00	)(c)	(0.04)
Net realized gains	(2.30)	(0.47)	—	—	(0.07)		—
Total distributions	(2.58)	(0.62)	(0.14)	(0.08)	(0.07)		(0.04)
Net asset value, end of period	$21.42	$21.29	$16.63	$14.74	$13.10		$18.12

TOTAL RETURN (d)	14.29%	32.67%	13.79%	13.22%	-27.41%		15.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,060	$38,585	$30,024	$32,557	$31,228		$46,146
Ratio of expenses to average net assets (e)	1.48%	1.49%	1.52%	1.51%	1.57%		1.53%
Ratio of dividends, interest and borrowing
expense to average net assets (e)	0.01%	—%	—%	—%	0.00%	(f)	—%
Ratio of expenses to average net assets excluding
dividends, interest, and borrowing expense (e)	1.47%	1.49%	1.52%	1.51%	1.57%		1.53%
Ratio of net investment income (loss) to average net assets (e)	1.13%	1.10%	0.96%	0.97%	0.83%		0.16%
Portfolio turnover rate (d)(g)	21%	45%	28%	32%	45%		24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005% per share.

(g)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	73

Financial Statements — Financial Highlights

Hennessy Large Cap Financial Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.59	$27.69	$18.76	$25.11	$35.63	$22.44

Investment operations:
Net investment income (loss) (a)	0.05	0.07	0.32	0.43	0.25	(0.03)
Net realized and unrealized gain (loss) on investments (b)	(0.69)	8.06	9.06	(4.99)	(9.10)	13.22
Total from investment operations	(0.64)	8.13	9.38	(4.56)	(8.85)	13.19

Less distributions from:
Net investment income	—	(0.23)	(0.45)	(0.24)	—	—
Net realized gains	(2.67)	—	—	(1.55)	(1.67)	—
Total distributions	(2.67)	(0.23)	(0.45)	(1.79)	(1.67)	—
Net asset value, end of period	$32.28	$35.59	$27.69	$18.76	$25.11	$35.63

TOTAL RETURN (c)	-2.03%	29.50%	50.45%	-19.41%	-25.95%	58.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,895	$8,641	$7,501	$12,576	$22,151	$35,060
Ratio of expenses to average net assets (d)	1.54%	1.55%	1.57%	1.46%	1.33%	1.32%
Ratio of net investment income (loss) to average net assets (d)	0.31%	0.21%	1.35%	1.99%	0.89%	(0.11)%
Portfolio turnover rate (c)(e)	17%	48%	37%	114%	78%	62%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

74	WWW.HENNESSYFUNDS.COM

Financial Statements — Financial Highlights

Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.13		$27.37	$18.57	$24.80	$35.32	$22.33

Investment operations:
Net investment income (loss) (a)	(0.00	)(b)	(0.04)	0.20	0.35	0.15	(0.15)
Net realized and unrealized gain (loss) on investments (c)	(0.68)		7.97	9.00	(4.92)	(9.02)	13.14
Total from investment operations	(0.68)		7.93	9.20	(4.57)	(8.87)	12.99

Less distributions from:
Net investment income	—		(0.17)	(0.40)	(0.13)	—	—
Net realized gains	(2.63)		—	—	(1.53)	(1.65)	—
Total distributions	(2.63)		(0.17)	(0.40)	(1.66)	(1.65)	—
Net asset value, end of period	$31.82		$35.13	$27.37	$18.57	$24.80	$35.32

TOTAL RETURN (d)	-2.16%		29.07%	49.91%	-19.62%	-26.22%	58.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,677		$23,880	$21,295	$16,880	$23,625	$36,424
Ratio of expenses to average net assets (e)	1.86%		1.88%	1.89%	1.79%	1.69%	1.68%
Ratio of net investment income (loss) to average net assets (e)	(0.01)%		(0.13)%	0.84%	1.64%	0.55%	(0.47)%
Portfolio turnover rate (d)(f)	17%		48%	37%	114%	78%	62%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354	75

Financial Statements — Financial Highlights

Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$15.74	$15.89	$11.82	$17.24	$18.57	$10.37

Investment operations:
Net investment income (a)	0.10	0.21	0.33	0.30	0.20	0.21
Net realized and unrealized gain (loss) on investments (b)	2.43	0.79	4.71	(4.14)	(1.14)	8.26
Total from investment operations	2.53	1.00	5.04	(3.84)	(0.94)	8.47

Less distributions from:
Net investment income	(0.36)	(0.44)	(0.56)	(0.31)	(0.34)	(0.27)
Net realized gains	(1.56)	(0.71)	(0.41)	(1.27)	(0.05)	—
Total distributions	(1.92)	(1.15)	(0.97)	(1.58)	(0.39)	(0.27)
Net asset value, end of period	$16.35	$15.74	$15.89	$11.82	$17.24	$18.57

TOTAL RETURN (c)	16.78%	6.19%	43.64%	-24.32%	-5.21%	82.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,299	$6,290	$6,398	$6,872	$20,172	$32,081
Ratio of expenses to average net assets (d)	1.30%	1.33%	1.28%	1.29%	1.22%	1.20%
Ratio of net investment income (loss) to average net assets (d)	1.21%	1.38%	2.35%	2.13%	1.13%	1.31%
Portfolio turnover rate (c)(e)	10%	35%	54%	72%	27%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.95	$27.88	$20.42	$29.47	$31.52	$17.46

Investment operations:
Net investment income (a)	0.12	0.29	0.45	0.43	0.22	0.25
Net realized and unrealized gain (loss) on investments (b)	4.33	1.39	8.20	(7.13)	(1.96)	14.01
Total from investment operations	4.45	1.68	8.65	(6.70)	(1.74)	14.26

Less distributions from:
Net investment income	(0.25)	(0.35)	(0.48)	(0.19)	(0.22)	(0.20)
Net realized gains	(2.76)	(1.26)	(0.71)	(2.16)	(0.09)	—
Total distributions	(3.01)	(1.61)	(1.19)	(2.35)	(0.31)	(0.20)
Net asset value, end of period	$29.39	$27.95	$27.88	$20.42	$29.47	$31.52

TOTAL RETURN (c)	16.61%	5.83%	43.17%	-24.53%	-5.60%	82.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$66,047	$61,168	$80,804	$54,603	$93,403	$140,026
Ratio of expenses to average net assets (d)	1.62%	1.65%	1.62%	1.62%	1.59%	1.58%
Ratio of net investment income (loss) to average net assets (d)	0.87%	1.07%	1.83%	1.83%	0.72%	0.90%
Portfolio turnover rate (c)(e)	10%	35%	54%	72%	27%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Technology Fund

For an Institutional Class share outstanding throughout each period

	Six Months Ended April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.83	$22.98	$17.43	$15.26	$27.65	$21.08

Investment operations:
Net investment income (loss) (a)	(0.03)	(0.05)	0.01	0.03	0.05	0.05
Net realized and unrealized gain (loss) on investments (b)	(0.10)	5.90	5.54	2.21	(5.55)	9.06
Total from investment operations	(0.13)	5.85	5.55	2.24	(5.50)	9.11

Less distributions from:
Net investment income	—	—	—	(0.07)	—	(0.11)
Net realized gains	(4.72)	(1.00)	—	—	(6.89)	(2.43)
Total distributions	(4.72)	(1.00)	—	(0.07)	(6.89)	(2.54)
Net asset value, end of period	$22.98	$27.83	$22.98	$17.43	$15.26	$27.65

TOTAL RETURN (c)	0.08%	26.07%	31.84%	14.77%	-26.28%	45.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,170	$2,298	$2,684	$1,992	$1,387	$2,064
Ratio of expenses to average net assets:
Before expense reimbursement (d)	2.48%	2.60%	2.47%	2.85%	2.73%	2.44%
After expense reimbursement (d)(e)	0.98%	0.99%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (d)	(0.29)%	(0.20)%	0.03%	0.17%	0.27%	0.17%
Portfolio turnover rate (c)(f)	55%	99%	84%	101%	151%	200%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Certain service provider expenses were voluntarily waived during the fiscal period.

(f)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

Hennessy Technology Fund

For an Investor Class share outstanding throughout each period

	Six Months Ended April 30, 2026	Year Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.92	$22.28	$16.94	$14.81	$26.89	$20.50

Investment operations:
Net investment income (loss) (a)	(0.06)	(0.10)	(0.05)	(0.01)	0.00 (b)	(0.02)
Net realized and unrealized gain (loss) on investments (c)	(0.10)	5.71	5.39	2.15	(5.38)	8.82
Total from investment operations	(0.16)	5.61	5.34	2.14	(5.38)	8.80

Less distributions from:
Net investment income	—	—	—	(0.01)	—	(0.04)
Net realized gains	(4.57)	(0.97)	—	—	(6.70)	(2.37)
Total distributions	(4.57)	(0.97)	—	(0.01)	(6.70)	(2.41)
Net asset value, end of period	$22.19	$26.92	$22.28	$16.94	$14.81	$26.89

TOTAL RETURN (d)	-0.09%	25.78%	31.52%	14.47%	-26.44%	45.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,971	$6,205	$5,210	$4,354	$3,989	$6,063
Ratio of expenses to average net assets:
Before expense reimbursement (e)	2.78%	2.88%	2.77%	3.17%	3.06%	2.79%
After expense reimbursement (e)(f)	1.23%	1.24%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets (e)	(0.54)%	(0.44)%	(0.22)%	(0.08)%	0.02%	(0.08)%
Portfolio turnover rate (d)(g)	55%	99%	84%	101%	151%	200%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Certain service provider expenses were voluntarily waived during the fiscal period.

(g)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements

April 30, 2026 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Focus Fund (the “Focus Fund”), the Hennessy Cornerstone Mid Cap 30 Fund (the “Mid Cap 30 Fund”), the Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”), the Hennessy Value Fund (the “Value Fund”), the Hennessy Total Return Fund (the “Total Return Fund”), the Hennessy Equity and Income Fund (the “Equity and Income Fund”), the Hennessy Balanced Fund (the “Balanced Fund”), the Hennessy Energy Transition Fund (the “Energy Transition Fund”), the Hennessy Midstream Fund (the “Midstream Fund”), the Hennessy Gas Utility Fund (the “Gas Utility Fund”), the Hennessy Japan Fund (the “Japan Fund”), the Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”), the Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”), the Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”), and the Hennessy Technology Fund (the “Technology Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended.

The investment objective of the Growth Fund, the Mid Cap 30 Fund, and the Large Growth Fund is long-term growth of capital. The investment objective of the Focus Fund, the Large Cap Financial Fund, and the Small Cap Financial Fund is capital appreciation. The investment objective of the Value Fund and the Total Return Fund is total return, consisting of capital appreciation and current income. The investment objective of the Equity and the Income Fund is long-term capital growth and current income. The investment objective of the Balanced Fund is a combination of capital appreciation and current income. The investment objective of the Energy Transition Fund is to seek total return. The investment objective of the Midstream Fund is to seek capital appreciation through distribution growth along with current income. The investment objective of the Gas Utility Fund is income and capital appreciation. The investment objective of the Japan Fund, the Japan Small Cap Fund, and the Technology Fund, is long-term capital appreciation.

The Midstream Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because the Midstream Fund is treated as a “C” corporation, it is not taxed as a regulated investment company under Subchapter M of the Code and is not required to comply with the diversification requirements applicable to regulated investment companies. The Growth Fund, the Mid Cap 30 Fund, the Large Growth Fund, the Value Fund, the Equity and Income Fund, the Energy Transition Fund, the Gas Utility Fund, the Japan Fund, the Japan Small Cap Fund, and the Technology Fund are diversified funds, but the Japan Fund employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds. The Focus Fund, the Total Return Fund, the Balanced Fund, the Midstream Fund, the Large Cap Financial Fund, and the Small Cap Financial Fund are non-diversified funds.

Each Fund other than the Total Return Fund and the Balanced Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class. The Total Return Fund and the Balanced Fund offer only Investor Class shares.

As investment companies, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Funds’ valuation policies and procedures, as described in Note 3.

b).	Federal Income Taxes – This paragraph applies to all Funds other than the Midstream Fund. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, no Fund has made provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Each Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

This paragraph applies to the Midstream Fund. The Midstream Fund is taxed as a corporation and is obligated to pay U.S. federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 21%. The Midstream Fund invests a substantial portion of its assets in master limited partnerships (“MLPs”), which are treated as partnerships for federal income tax purposes. As a limited partner in MLPs, the Midstream Fund reports its allocable share of each MLP’s taxable income in computing its own taxable income. The Midstream Fund includes any tax expense or benefit in its Statement of Operations based on the component of income or gains/losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the carrying amount of assets and liabilities for income tax purposes. The Midstream Fund recognizes a valuation allowance if, based on the weight of available evidence, it is more likely than not that the Fund will not realize some portion or all of the deferred income tax assets. As of April 30, 2026, the Midstream Fund did not have a valuation allowance on its deferred tax assets.

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c).	Accounting for Uncertainty in Income Taxes – The Funds have accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Funds for the prior three fiscal years are open for examination. The Funds have reviewed all open tax years in major tax jurisdictions and concluded that there is no material impact on the net assets of any Fund and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. With the exception of the Midstream Fund, the major tax jurisdictions of the Funds are U.S. federal and Delaware. The Midstream Fund files U.S. federal income tax returns and various state income tax returns.

d).	Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Each Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees.

For those Funds with multiple classes of shares, income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

Distributions received from investments in MLPs, if applicable, generally consist of ordinary income, capital gains, and return of capital. The Funds record investment income on the ex-date of the distributions. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the applicable Fund.

e).	Distributions to Shareholders – This paragraph applies to all Funds other than the Midstream Fund. Dividends from net investment income, if any, are declared and paid at the end of each calendar quarter for the following Funds: the Total Return Fund, the Equity and Income Fund, the Balanced Fund, and the Gas Utility Fund. Dividends from net investment income, if any, are declared and paid annually, usually in December, for all other Funds. Distributions of net realized capital gains for the Funds, if any, are declared and paid annually, usually in December.

The rest of this subsection applies to the Midstream Fund. The Midstream Fund typically makes cash distributions to its shareholders quarterly at the beginning of the months of March, June, September, and December. Due to the tax treatment of the Midstream Fund’s allocations and distributions from MLPs, a significant portion of the Midstream Fund’s distributions to shareholders typically is treated as return of capital to shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Midstream Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Midstream Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Midstream Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Midstream Fund’s portfolio, the level of allocations of net income and other tax items for the Midstream Fund from its underlying MLP investments, the length of time the Midstream Fund has owned the MLP equity securities in its portfolio, and the extent to which the Midstream Fund disposes of MLP equity securities during a particular year, including to meet Midstream Fund shareholder redemption requests as necessary.

In general, a distribution constitutes a return of capital to a shareholder rather than a dividend to the extent such distribution exceeds the Midstream Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital constitutes a tax-free return of capital to the extent of a shareholder’s cost basis in shares of the Midstream Fund and thereafter generally is taxable to the shareholder as a capital gain. A return-of-capital distribution also reduces the shareholder’s cost basis in shares of the Midstream Fund (but not below zero). A lower cost basis means that a shareholder recognizes more gain or less loss when the shareholder eventually sells shares of the Midstream Fund, which increases the shareholder’s tax liability.

The Midstream Fund attempts to maintain a stable distribution rate and therefore may distribute more or less than the actual amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would increase the Midstream Fund’s net asset value (“NAV”). Correspondingly, such amounts, once distributed, decrease the Midstream Fund’s NAV. In addition, the Midstream Fund may opt not to make distributions in quarters in which the Midstream Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Midstream Fund believes that a distribution may not constitute a tax-free return of capital, as described above.

f).	Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).	Use of Estimates – Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).	Share Valuation – The NAV per share of each Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

i).	Foreign Currency – Values of investments denominated in foreign currencies, if any, are converted into U.S. dollars using the spot market exchange rate at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market

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exchange rate prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included in net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).	Reverse Repurchase Agreements – Transactions involving reverse repurchase agreements by the Total Return Fund are treated as collateralized financing transactions and are recorded at their contracted resell or repurchase amounts, which approximates fair value. Upon entering into a reverse repurchase agreement transaction, the Total Return Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and the Total Return Fund subsequently monitors the account to ensure that it maintains such equivalent value. Interest on reverse repurchase agreements is included in interest payable.

As of April 30, 2026, securities with a fair value of $23,907,232 were pledged by the Total Return Fund to collateralize reverse repurchase agreements, which securities are included in investments in securities in its Statement of Assets and Liabilities.

k).	REIT Equity Securities – Distributions received from real estate investment trusts (“REITs”) may be classified as dividends, capital gains, or return of capital. Investments in REITs may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make any required distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in a Fund’s receipt of cash in excess of the REIT’s earnings. If a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally do not constitute qualified dividend income and do not qualify for the dividends-received deduction.

l).	Partnership Accounting Policy – To the extent a Fund receives distributions from underlying partnerships in which it invests, the Fund records its pro rata share of income/loss and capital gains/losses and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

m).	Offsetting Assets and Liabilities – The Total Return Fund follows the financial reporting rules regarding offsetting assets and liabilities and related netting arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Reverse repurchase transactions are entered into by the Total Return Fund under Master Repurchase Agreements (“MRAs”) that permit the Total Return Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Total Return Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Total Return Fund’s use of the proceeds of the MRA may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Total Return Fund’s obligation to repurchase the securities. For additional information regarding the offsetting of assets and liabilities as of April 30, 2026, please refer to the table in Note 9.

n).	Illiquid Securities – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

o).	Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief operating decision maker (the “CODM”) for the Funds using the information presented in the financial statements and financial highlights. The CODM is Teresa Nilsen, the Executive Vice President and Treasurer of the Funds.

p).	Recent Accounting Pronouncements and Regulatory Updates – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction, and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impacts of these changes on the Funds’ financial statements.

3).  SECURITIES VALUATION

The Funds follow their valuation policies and procedures in determining their respective NAVs and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that a Fund has the ability to access at the date of measurement.
Level 2 –	Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 –	Significant unobservable inputs (including a Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

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The following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities on a recurring basis, as applicable:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, MLPs, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Funds calculate their NAVs because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time a Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies other than exchange-traded funds, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by Hennessy Advisors, Inc. (the “Advisor”), the Funds’ valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures.

The fair value of any foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that a Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Japan Fund and the Japan Small Cap Fund do invest, and the other Funds except the Mid Cap 30 Fund, the Large Growth Fund, the Total Return Fund, and the Balanced Fund may invest, in foreign securities, for example, the value of a Fund’s portfolio securities may change on days when shareholders are unable to purchase or redeem Fund shares.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of each Fund’s securities as of April 30, 2026, are included in its Schedule of Investments.

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4). INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the six months ended April 30, 2026, were as follows:

	Purchases	Sales
Growth Fund	$231,977	$28,735,149
Focus Fund	14,427,650	65,392,070
Mid Cap 30 Fund	0	172,532,271
Large Growth Fund	81,203,514	87,148,038
Value Fund	57,163,658	67,607,797
Total Return Fund	10,475,127	13,072,000
Equity and Income Fund	3,175,677	9,027,324
Balanced Fund	1,269,285	1,476,193
Energy Transition Fund	8,047,090	2,730,533
Midstream Fund	0	8,395,654
Gas Utility Fund	29,963,303	56,272,375
Japan Fund	11,478,798	37,644,285
Japan Small Cap Fund	27,716,763	41,462,135
Large Cap Financial Fund	5,057,927	7,381,509
Small Cap Financial Fund	7,181,329	13,080,568
Technology Fund	4,299,425	4,659,460

Purchases and sales/maturities of long-term U.S. government securities for the Equity and Income Fund during the six months ended April 30, 2026, were $1,795,736 and $2,958,925, respectively. There were no purchases or sales/maturities of long-term U.S. government securities by any other Funds during the six months ended April 30, 2026.

5). INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Funds with investment advisory services under Investment Advisory Agreements between the Advisor and the Trust. The Advisor provides or oversees the provision of all investment advice and furnishes office spaces, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The net investment advisory fees expensed by each Fund during the six months ended April 30, 2026, are included in its Statement of Operations. The fee for each Fund is based on the average daily net assets of the Fund at an annual rate of:

Fund (All Class Shares)	Investment Advisory Fee (As a % of Fund Assets)	Fund (All Class Shares)	Investment Advisory Fee (As a % of Fund Assets)
Growth Fund	0.74%	Energy Transition Fund	1.25%
Focus Fund	0.90%	Midstream Fund	1.10%
Mid Cap 30 Fund	0.74%	Gas Utility Fund	0.40%
Large Growth Fund	0.74%	Japan Fund	0.80%
Value Fund	0.74%	Japan Small Cap Fund	0.80%
Total Return Fund	0.60%	Large Cap Financial Fund	0.90%
Equity and Income Fund	0.80%	Small Cap Financial Fund	0.90%
Balanced Fund	0.60%	Technology Fund	0.74%

The Advisor has delegated the day-to-day management of some of the Funds to a sub-advisor. The Advisor pays all sub-advisory fees from its own assets, and these fees are not an additional expense of the Funds. The following table lists each sub-advised Fund, the sub-advisor for such Fund, and the annual rate used to calculate the sub-advisory fee payable by the Advisor to such Fund’s sub-advisor:

Fund (All Class Shares)	Sub-Advisor	Sub-Advisory Fee (As a % of Fund Assets)
Hennessy Focus Fund	Broad Run Investment Management, LLC	0.29%
Hennessy Equity and Income Fund	FCI Advisors (fixed income allocation)	0.27%
	The London Company of Virginia, LLC (equity allocation)	0.33%
Hennessy Japan Fund	SPARX Asset Management Co., Ltd.	$0-$500 million: 0.35%
		Above $500 million-$1 billion: 0.40%
		Above $1 billion: 0.42%
Hennessy Japan Small Cap Fund	SPARX Asset Management Co., Ltd.	$0-$500 million: 0.35%
		Above $500 million-$1 billion: 0.40%
		Above $1 billion: 0.42%

During the six months ended April 30, 2026, the Advisor paid a sub-advisory fee at the average rate of 0.35% of the daily net assets of each of the Japan Fund and the Japan Small Cap Fund.

The Advisor has contractually agreed to (i) limit total annual operating expenses of the Midstream Fund to 1.75% of its net assets for Investor Class shares and 1.50% of its net assets for Institutional Class shares (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) and (ii) limit total annual operating expenses of the Technology Fund to 0.98% of its net assets for both Investor Class shares and Institutional Class shares (excluding all federal, state, and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Advisor, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities), in each case, through February 28, 2027.

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For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from a Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of April 30, 2026, expenses subject to potential recovery and the fiscal years in which they expire were as follows:

	Fiscal Year 2026	Fiscal Year 2027	Fiscal Year 2028	Fiscal Year 2029	Total
Midstream Fund – Investor Class	$ 9,318	$15,904	$16,987	$ 8,353	$ 50,562
Midstream Fund – Institutional Class	—	—	—	—	—
Technology Fund – Investor Class	35,856	66,424	77,182	37,672	217,134
Technology Fund – Institutional Class	13,509	31,785	32,982	13,453	91,729

The Advisor did not recoup expenses from the Midstream Fund or the Technology Fund during the six months ended April 30, 2026.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of each Fund, which compensates the Advisor for the non-investment advisory services it provides to each Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds attributable to Investor Class shares. The shareholder service fees expensed by each Fund during the six months ended April 30, 2026, are included in its Statement of Operations.

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of Fund shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, each Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plans may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by each Fund during the six months ended April 30, 2026, are included in its Statement of Operations.

The Funds have entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of Fund shares. The agreements provide for periodic payments of sub-transfer agent expenses by the Funds to brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by each Fund during the six months ended April 30, 2026, are included in its Statement of Operations.

The Gas Utility Fund has entered into an Administrative Services Agreement among the Gas Utility Fund, the Advisor, and the American Gas Association (“AGA”), pursuant to which the AGA provides administrative services to the Gas Utility Fund, including overseeing the calculation of the AGA Stock Index. ScottMadden, Inc. performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Gas Utility Fund or the Advisor or make recommendations regarding the purchase or sale of securities by the Gas Utility Fund. Under the terms of the Administrative Services Agreement, which has been approved by the Board, AGA provides the Gas Utility Fund with current information regarding the common stock composition of the AGA Stock Index at least monthly. In addition, on request, AGA provides the Gas Utility Fund and the Advisor with information on the natural gas industry. The Gas Utility Fund pays AGA a fee at an annual rate of 0.04% of the average daily net assets of the Gas Utility Fund.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Funds with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Funds, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Funds’ custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Funds’ expenses and reviewing the Funds’ expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by each Fund during the six months ended April 30, 2026, are included in its Statement of Operations. Fund Services has voluntarily waived all or a portion of its fees for the Energy Transition Fund, the Midstream Fund, and the Technology Fund. The fees voluntarily waived by Fund Services during the six months ended April 30, 2026, are included in the Statement of Operations for the Energy Transition Fund, the Midstream Fund, and the Technology Fund.

Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Funds’ principal underwriter in a continuous public offering of Fund shares.

The officers of the Funds are affiliated with the Advisor. With the exception of the Chief Compliance Officer, such officers receive no compensation from the Funds for serving in their respective roles. The Funds make reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer. The compliance fees expensed by each Fund during the six months ended April 30, 2026, for reimbursement payments to the Advisor are included in its Statement of Operations.

6). GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, each Fund expects the risk of loss to be remote.

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7). LINE OF CREDIT

Each Fund has an uncommitted line of credit with the other Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Fund’s net assets, or 30% for the Gas Utility Fund, the Japan Fund, and the Japan Small Cap Fund, and 10% for the Balanced Fund. The line of credit is intended to provide any necessary short-term financing in connection with shareholder redemptions, subject to certain restrictions. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by each Funds’ assets (as to its own borrowings only). The following table shows the outstanding average daily balance, weighted average interest rate, and maximum amount outstanding during the six months ended April 30, 2026, for each Fund that utilized the line of credit, as well as the amount of borrowings outstanding under the line of credit as of April 30, 2026:

	Outstanding Daily Average Balance	Weighted Average Interest Rate	Maximum Amount Outstanding	Amount Outstanding at April 30, 2026
Growth Fund	$ 16,050	6.75%	$1,662,000	$ —
Mid Cap 30 Fund	85,961	6.89%	3,615,000	—
Large Growth Fund	2,812	6.75%	83,000	—
Value Fund	19,381	7.00%	535,000	—
Equity and Income Fund	3,111	6.99%	145,000	—
Gas Utility Fund	95,851	6.95%	2,587,000	—
Japan Fund	118,597	6.77%	3,527,000	—
Japan Small Cap Fund	103,519	6.75%	3,370,000	—
Large Cap Financial Fund	4,105	7.00%	186,000	—
Small Cap Financial Fund	2,138	6.77%	358,000	—
Technology Fund	133	6.75%	6,000	—

The interest expensed by each Fund under the line of credit during the six months ended April 30, 2026, is included in its Statement of Operations.

8). FEDERAL TAX INFORMATION

a).	All Funds other than the Midstream Fund – As of October 31, 2025, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Focus Fund	Mid Cap 30 Fund	Large Growth Fund
Cost of investments for tax purposes	$416,562,664	$241,248,257	$1,214,240,352	$116,098,190
Gross tax unrealized appreciation	$71,944,397	$368,948,050	$106,735,659	$28,965,070
Gross tax unrealized depreciation	(25,901,881)	(17,251,755)	(43,573,478)	(10,482,348)
Net tax unrealized appreciation/(depreciation)	$46,042,516	$351,696,295	$63,162,181	$18,482,722
Undistributed ordinary income	$147,865	$—	$11,480,084	$1,326,909
Undistributed long-term capital gains	—	175,917,712	—	6,432,399
Total distributable earnings	$147,865	$175,917,712	$11,480,084	$7,759,308
Other accumulated gain/(loss)	$(12,394,639)	$(4,262,031)	$—	$—
Total accumulated gain/(loss)	$33,795,742	$523,351,976	$74,642,265	$26,242,030

	Value Fund	Total Return Fund	Equity and Income Fund	Balanced Fund
Cost of investments for tax purposes	$229,863,655	$63,075,785	$30,961,502	$11,959,927
Gross tax unrealized appreciation	$75,231,674	$7,826,182	$14,721,626	$1,290,693
Gross tax unrealized depreciation	(12,775,033)	(858,658)	(805,549)	(185,285)
Net tax unrealized appreciation/(depreciation)	$62,456,641	$6,967,524	$13,916,077	$1,105,408
Undistributed ordinary income	$6,314,182	$87,735	$675	$18,656
Undistributed long-term capital gains	13,450,796	—	4,554,587	—
Total distributable earnings	$19,764,978	$87,735	$4,555,262	$18,656
Other accumulated gain/(loss)	$—	$(537,111)	$—	$(101,311)
Total accumulated gain/(loss)	$82,221,619	$6,518,148	$18,471,339	$1,022,753

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	Energy Transition Fund	Gas Utility Fund	Japan Fund	Japan Small Cap Fund
Cost of investments for tax purposes	$9,542,929	$255,498,183	$313,824,456	$106,579,085
Gross tax unrealized appreciation	$3,816,868	$261,426,873	$185,481,376	$27,856,699
Gross tax unrealized depreciation	(211,852)	(23,156,297)	(45,926,387)	(6,003,457)
Net tax unrealized appreciation/(depreciation)	$3,605,016	$238,270,576	$139,554,989	$21,853,242
Undistributed ordinary income	$65,021	$—	$41,254,718	$3,539,179
Undistributed long-term capital gains	—	44,009,874	7,435,591	12,396,740
Total distributable earnings	$65,021	$44,009,874	$48,690,309	$15,935,919
Other accumulated gain/(loss)	$(34,046,468)	$—	$—	$—
Total accumulated gain/(loss)	$(30,376,431)	$282,280,450	$188,245,298	$37,789,161

	Large Cap Financial Fund	Small Cap Financial Fund	Technology Fund
Cost of investments for tax purposes	$20,019,292	$55,516,027	$6,880,727
Gross tax unrealized appreciation	$14,121,879	$14,715,569	$2,113,386
Gross tax unrealized depreciation	(1,345,348)	(2,585,214)	(473,973)
Net tax unrealized appreciation/(depreciation)	$12,776,531	$12,130,355	$1,639,413
Undistributed ordinary income	$—	$725,641	$534,774
Undistributed long-term capital gains	2,359,776	5,987,419	909,711
Total distributable earnings	$2,359,776	$6,713,060	$1,444,485
Other accumulated gain/(loss)	$(14,283)	$—	$—
Total accumulated gain/(loss)	$15,122,024	$18,843,415	$3,083,898

Any differences between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) may be attributable to wash sales, partnership adjustments, and investments in passive foreign investment companies.

Capital loss carryforwards available as of October 31, 2025, to offset future gains, as well as capital loss carryforwards utilized during fiscal year 2025, the Funds’ most recent fiscal year end, are as follows:

	Non-Expiring Short Term	Non-Expiring Long Term	Total	Total Capital Loss Carryforwards Utilized
Growth Fund	$12,394,639	$—	$12,394,639	$—
Focus Fund	—	—	—	—
Mid Cap 30 Fund	—	—	—	—
Large Growth Fund	—	—	—	—
Value Fund	—	—	—	—
Total Return Fund	—	537,111	537,111	—
Equity and Income Fund	—	—	—	—
Balanced Fund	22,891	78,420	101,311	—
Energy Transition Fund	18,090,532	15,955,936	34,046,468	2,543,347
Gas Utility Fund	—	—	—	—
Japan Fund	—	—	—	—
Japan Small Cap Fund	—	—	—	—
Large Cap Financial Fund	—	—	—	2,668,608
Small Cap Financial Fund	—	—	—	—
Technology Fund	—	—	—	—

As of October 31, 2025, the following Funds deferred, on a tax basis, a late-year ordinary loss as follows:

Growth Fund	$ —	Energy Transition Fund	$ —
Focus Fund	4,262,031	Gas Utility Fund	—
Mid Cap 30 Fund	—	Japan Fund	—
Large Growth Fund	—	Japan Small Cap Fund	—
Value Fund	—	Large Cap Financial Fund	14,283
Total Return Fund	—	Small Cap Financial Fund	—
Equity and Income Fund	—	Technology Fund	—
Balanced Fund	—

Late-year ordinary losses are net ordinary losses incurred after December 31, 2024, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

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b).	Midstream Fund – As of April 30, 2026, the components of accumulated earnings (losses) for income tax purposes for the Midstream Fund were as follows:

Investments
Cost of investments for tax purposes	$28,573,463
Gross tax unrealized appreciation	$62,560,791
Gross tax unrealized depreciation	—
Net tax unrealized appreciation/(depreciation)	$62,560,791

As of April 30, 2026, deferred tax assets (liabilities) for the Midstream Fund consisted of the following:

Deferred tax assets (liabilities):
Net operating losses	$344,021
Capital loss	—
Unrealized (gain) loss on investments	(12,143,093)
Total deferred tax assets, net	(11,799,072)
Valuation allowance	—
Net	$(11,799,072)

For the six months ended April 30, 2026, the Midstream Fund had an effective tax rate of 0% and a federal statutory rate of 21%, with the difference resulting from a change in the valuation allowance of the deferred tax assets.

Deferred income tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Midstream Fund may carry forward any net capital loss five years to offset any future realized capital gains. The Midstream Fund may carry forward indefinitely any net operating loss arising in a tax year ending after December 31, 2019. As of April 30, 2026, the Midstream Fund did not have any capital loss carryforwards.

As of April 30, 2026, the Midstream Fund had $1,593,480 in net operating loss carryforwards that the Fund may carry forward indefinitely.

Total income taxes of the Midstream Fund have been computed by applying the federal statutory income tax rate of 21% plus a blended state income tax rate. The Midstream Fund applied this effective rate to net investment income and realized and unrealized gains on investments before taxes in computing its total income taxes.

Tax expense (benefit) at statutory rates	$4,166,653
State income tax expense, net of federal benefit	121,473
Tax expense (benefit) on permanent items(1)	(44,389)
Tax expense (benefit) on expired carryforwards	—
Tax expense (benefit) due to change in effective state rates	—
Total current tax expense (benefit)	—
Change in valuation allowance	—
Total tax expense	$4,243,737

(1)  Permanent items consist of dividends-received deductions.

The Midstream Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Midstream Fund’s tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. federal tax returns and state tax returns filed or expected to be filed. No income tax returns are currently under examination. Generally, the tax returns of the Midstream Fund for the prior three fiscal years are open for examination. Due to the nature of the Midstream Fund’s investments, the Midstream Fund may be required to file income tax returns in several states. The Midstream Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

c).	During fiscal year 2026 (year to date) and fiscal year 2025, the tax character of distributions paid by the Funds were as follows (estimated in the case of the Midstream Fund):

	Six Months Ended April 30, 2026	Fiscal Year 2025		Six Months Ended April 30, 2026	Fiscal Year 2025
Growth Fund			Energy Transition Fund
Ordinary income(1)	$147,865	$1,089,939	Ordinary income(1)	$85,104	$15,980
Long-term capital gains	—	66,864,009	Long-term capital gains	—	—
Total distributions	$147,865	$67,953,948	Total distributions	$85,104	$15,980

Focus Fund			Midstream Fund
Ordinary income(1)	$7,976	$—	Ordinary income(1)	$3,050,154	$3,291,449
Long-term capital gains	175,917,739	88,765,083	Return of capital	—	2,960,843
Total distributions	$175,925,715	$88,765,083	Total distributions	$3,050,154	$6,252,292

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Mid Cap 30 Fund			Gas Utility Fund
Ordinary income(1)	$11,480,163	$6,866,089	Ordinary income(1)	$4,954,774	$10,550,912
Long-term capital gains	—	272,691,626	Long-term capital gains	44,009,957	25,147,847
Total distributions	$11,480,163	$279,557,715	Total distributions	$48,964,731	$35,698,759

Large Growth Fund			Japan Fund
Ordinary income(1)	$1,326,919	$2,770,401	Ordinary income(1)	$41,254,718	$5,417,278
Long-term capital gains	6,432,399	3,162,537	Long-term capital gains	7,435,604	19,174,990
Total distributions	$7,759,318	$5,932,938	Total distributions	$48,690,322	$24,592,268

Value Fund			Japan Small Cap Fund
Ordinary income(1)	$7,684,530	$12,060,719	Ordinary income(1)	$3,806,139	$1,423,524
Long-term capital gains	13,450,811	—	Long-term capital gains	12,396,755	3,051,837
Total distributions	$21,135,341	$12,060,719	Total distributions	$16,202,894	$4,475,361

Total Return Fund			Large Cap Financial Fund
Ordinary income(1)	$526,822	$1,146,756	Ordinary income(1)	$—	$187,318
Long-term capital gains	—	485,415	Long-term capital gains	2,359,777	—
Total distributions	$526,822	$1,632,171	Total distributions	$2,359,777	$187,318

Equity and Income Fund			Small Cap Financial Fund
Ordinary income(1)	$196,246	$356,937	Ordinary income(1)	$1,305,783	$2,343,518
Long-term capital gains	4,554,596	6,292,953	Long-term capital gains	5,987,420	2,876,894
Total distributions	$4,750,842	$6,649,890	Total distributions	$7,293,203	$5,220,412

Balanced Fund			Technology Fund
Ordinary income(1)	$116,565	$267,311	Ordinary income(1)	$534,774	$—
Long-term capital gains	—	142,559	Long-term capital gains	909,712	339,647
Total distributions	$116,565	$409,870	Total distributions	$1,444,486	$339,647

(1)  Ordinary income includes short-term capital gains.

9). REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, the Total Return Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Total Return Fund. Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities. Interest payments made under reverse repurchase agreements during the six months ended April 30, 2026, totaled $428,372 and are recorded as interest expense in the Statement of Operations.

During the six months ended April 30, 2026, the average daily balance and average interest rate in effect for reverse repurchase agreements held by the Total Return Fund were $21,155,644 and 4.03%, respectively. Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements held by the Total Return Fund as of April 30, 2026:

Maturity Date	Amount	Interest Rate
May 07, 2026	$7,196,000	3.85%
June 11, 2026	7,196,000	3.87%
July 9, 2026	7,196,000	3.87%

Outstanding reverse repurchase agreements as of April 30, 2026, comprised 43.17% of the Total Return Fund’s net assets.

Below is information about reverse repurchase agreements held by the Total Return Fund that are eligible for offset in the Statement of Assets and Liabilities, on both a gross and net basis:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
$21,588,000	$—	$21,588,000	$21,588,000	$—	$—
$21,588,000	$—	$21,588,000	$21,588,000	$—	$—

For additional information, please refer to the “Offsetting Assets and Liabilities” section in Note 2.

10). GLOBAL EVENTS

A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may adversely impact financial markets and the broader economy. These events could also have negative effects on the Funds’ investments that cannot be foreseen at the present time. As global systems, economies and financial markets are increasingly interconnected, events that once had

HENNESSY FUNDS	1-800-966-4354	89

only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Your investment would be negatively impacted if the value of your portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Advisor or other key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, or exacerbate pre-existing risks to the applicable Fund.

11). EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional Information (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The trustee fees and compliance expenses for the Hennessy mutual funds are included in the financial statements and related footnotes.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on March 11, 2026, the Board of Trustees of Hennessy Funds Trust (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreements and, as applicable, sub-advisory agreements of the Hennessy Cornerstone Growth Fund, the Hennessy Focus Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Value Fund, the Hennessy Total Return Fund, the Hennessy Equity and Income Fund, the Hennessy Balanced Fund, the Hennessy Energy Transition Fund, the Hennessy Midstream Fund, the Hennessy Gas Utility Fund, the Hennessy Japan Fund, the Hennessy Japan Small Cap Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund (each, a “Fund,” and collectively, the “Funds”). As part of the process, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed interested persons (as defined by the Investment Company Act of 1940, as amended) of the Funds (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements. As part of their discussion, the Independent Trustees confirmed their understanding of the need to have asked about, and received answers to, any matters that they believed are relevant to determining whether to approve the continuation of the advisory and sub-advisory agreements.

In advance of the meeting, Hennessy Advisors, Inc. (the “Advisor”) sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

●	a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

●	a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

●	summaries of the advisory and sub-advisory agreements;

●	the Advisor’s financial statements from its most recent Form 10-K and Form 10-Q, which included information about the Advisor’s profitability;

●	a recent fact sheet for each Fund, which included, among other things, Fund performance over various periods;

●	a description of the range of services provided by the Advisor and the sub-advisors and the distinction between the Advisor-provided services and the sub-advisor provided services;

●	a peer expense comparison of the net expense ratio and investment advisory fee for each Fund; and

●	a memorandum from the Advisor regarding economies of scale.

The Advisor also sent information regarding each sub-advisor that included, but was not limited to:

●	a completed questionnaire from the sub-advisor;

●	a summary of the sub-advisor’s responses to the questionnaire, as well as relevant information from the sub-advisor’s Form ADV and the certifications submitted by the sub-advisor each quarter;

●	financial information of the sub-advisor or its ultimate parent or holding company; and

●	the sub-advisor’s Code of Ethics.

The Trustees reviewed and discussed all of the information provided by the Advisor and the sub-advisors. Following this review, and further discussion with the Advisor, the Trustees concluded that the information provided before and at the meeting addressed all of the relevant matters that they wanted to consider in assessing the performance of the Fund and the performance of the Advisor and the sub-advisors under the advisory and sub-advisory agreements, and that said information provided them with a fulsome understanding of the advisory and sub-advisory agreements and the services provided by the Advisor and the sub-advisors.

All of the factors discussed were considered as a whole by the Trustees, as well as by the Independent Trustees meeting in executive session. The Trustees viewed the relevant factors in their totality, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

HENNESSY FUNDS	1-800-966-4354	91

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

●	the nature and quality of the advisory services provided by the Advisor and the sub-advisors;

●	a comparison of the fees and expenses of each Fund to other similar funds;

●	whether economies of scale are recognized by each Fund;

●	the costs and profitability of the Funds to the Advisor and the sub-advisors;

●	the performance of each Fund; and

●	any benefits to the Advisor and, if applicable, the sub-advisor, from serving as an investment advisor to the Funds (other than the advisory fee and, if applicable, the sub-advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

●	The Trustees considered the services identified below that are provided by the Advisor. Based on this review and an assessment of the Advisor’s performance, the Trustees concluded that the Advisor provides high quality services to the Fund, and they noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

●	The Advisor acts as the portfolio manager for each Fund that is not sub-advised. In this capacity, the Advisor does the following for each such Fund:

●	manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

●	seeks best execution for the Fund’s portfolio;

●	manages the use of soft dollars for the Fund; and

●	manages proxy voting for the Fund.

●	The Advisor oversees the sub-advisor for each sub-advised Fund, and the sub-advisor acts as the portfolio manager for each such Fund by providing portfolio management services.

●	The Advisor performs a daily reconciliation of portfolio positions and cash for all Funds.

●	The Advisor monitors the liquidity of each Fund.

●	The Advisor monitors each Fund’s compliance with its investment objectives and restrictions and federal securities laws.

●	The Advisor maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the sub-advisors and other service providers (including their codes of ethics, as appropriate), conducts on site visits to the sub-advisors and other service providers as feasible, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

●	The Advisor oversees the selection and continued employment of each sub-advisor, reviews the applicable Fund’s investment performance, and monitors each sub-advisor’s adherence to the applicable Fund’s investment objectives, policies, and restrictions.

●	The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to each Fund.

●	The Advisor maintains in-house marketing and distribution departments on behalf of each Fund.

●	The Advisor prepares or directs the preparation of all regulatory filings for each Fund, including writing and annually updating each Fund’s prospectus and related documents.

●	For each Fund’s annual report, the Advisor either prepares a written summary of the Fund’s performance during the most recent 12-month period or reviews the written summary that has been prepared by each sub-advisor of the Fund.

●	The Advisor oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Fidelity, TD Ameritrade, and Pershing. The Advisor participates in no transaction fee (“NTF”) programs with these companies on behalf of the Funds, which allow customers to purchase the Funds through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

●	The Advisor pays the incentive compensation of the Funds’ compliance officer and employs other staff such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

●	The Advisor provides a quarterly compliance certification to the Board.

●	The Advisor prepares or reviews all Board materials, presents to and leads discussions with the Board, prepares or reviews all meeting minutes, and arranges for Board training and education.

●	The Trustees considered the services identified below that are provided by each sub-advisor with respect to the applicable sub-advised Fund. Based on this review and an assessment of each sub-advisor’s performance, the Trustees concluded that the sub-advisors provide high-quality services to the sub-advised Funds. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the sub-advised Funds by the sub-advisors and that the nature and extent of the services provided by the sub-advisors were appropriate to assure that each sub-advised Fund’s portfolio aligns properly with its investment objective and principal investment strategies.

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●	The sub-advisor acts as the portfolio manager for the Fund. In this capacity, the sub-advisor does the following:

●	manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

●	seeks best execution for the Fund’s portfolio;

●	manages the use of soft dollars for the Fund (except that this is not applicable to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund); and

●	manages proxy voting for the Fund.

●	Each sub-advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the sub-advisor’s duties as a portfolio manager to the Fund.

●	For each annual report of the Fund, each sub-advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

●	Each sub-advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the sub-advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

●	With respect to the sub-advised Funds, the Trustees considered the distinction between the services performed by the Advisor and the sub-advisors. The Trustees noted that the management of each sub-advised Fund, including the oversight of the sub-advisor, involves more comprehensive and substantive duties than the duties of the sub-advisor. Specifically, the Trustees considered the list of Advisor services previously identified and concluded that the services performed by the Advisor for each sub-advised Fund require a higher level of service and oversight than the services performed by the sub-advisors. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the sub-advisors is reasonable.

●	The Trustees compared the performance of each Fund to benchmark indices over various periods and noted that the Trustees review and discuss reports comparing the investment performance of each Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and, as applicable, the sub-advisors, manage each Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of each Fund over various periods warranted the continuation of the advisory and sub-advisory agreements.

●	The Trustees reviewed the advisory fees and overall expense ratios of each Fund compared to other funds similar in asset size and investment objective using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of each Fund falls within a reasonable range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

●	The Trustees also considered whether the Advisor was realizing economies of scale that should be shared with the Funds’ shareholders. The Trustees noted that many of the expenses incurred to manage the Funds were variable asset-based fees, so the Advisor would not realize material economies of scale relating to these expenses as the assets of a Fund increased. For example, third-party platform fees and sub-advisory fees increase as a Fund’s assets grow.

●	The Trustees considered the profitability of the Advisor and, as applicable, the sub-advisors, including the impact of platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Funds. The Trustees then concluded that the profits of the Advisor and the sub-advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

●	The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees and concluded that this was beneficial to each Fund and its shareholders.

●	The Trustees considered any benefits to the Advisor and, as applicable, the sub-advisors from serving as an advisor to a Fund other than the advisory fee or sub-advisory fee. The Trustees noted that the Advisor and the sub-advisors may derive ancillary benefits from, by way of example, their association with a Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for such Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the sub-advisors from their relationship with a Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and sub-advisors’ own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the sub-advisors could derive benefits from the conversion of Fund shareholders into separate account clients, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and, as applicable, the sub-advisors, the performance of the Funds, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the sub-advisors’ written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354	93

Federal Tax Distribution Information (Unaudited)

For fiscal year 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Growth Fund	100.00%	Energy Transition Fund	100.00%
Focus Fund	0.00%	Gas Utility Fund	100.00%
Mid Cap 30 Fund	100.00%	Japan Fund	100.00%
Large Growth Fund	100.00%	Japan Small Cap Fund	98.57%
Value Fund	100.00%	Large Cap Financial Fund	100.00%
Total Return Fund	99.48%	Small Cap Financial Fund	96.17%
Equity and Income Fund	100.00%	Technology Fund	0.00%
Balanced Fund	84.02%

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2025 were as follows:

Growth Fund	100.00%	Energy Transition Fund	100.00%
Focus Fund	0.00%	Gas Utility Fund	100.00%
Mid Cap 30 Fund	100.00%	Japan Fund	0.00%
Large Growth Fund	100.00%	Japan Small Cap Fund	0.00%
Value Fund	58.24%	Large Cap Financial Fund	100.00%
Total Return Fund	99.48%	Small Cap Financial Fund	96.24%
Equity and Income Fund	100.00%	Technology Fund	0.00%
Balanced Fund	84.05%

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Funds were as follows:

Growth Fund	0.00%	Energy Transition Fund	0.00%
Focus Fund	0.00%	Gas Utility Fund	0.00%
Mid Cap 30 Fund	0.00%	Japan Fund	0.00%
Large Growth Fund	50.91%	Japan Small Cap Fund	0.00%
Value Fund	27.68%	Large Cap Financial Fund	0.00%
Total Return Fund	0.00%	Small Cap Financial Fund	46.01%
Equity and Income Fund	0.00%	Technology Fund	0.00%
Balanced Fund	0.00%

For fiscal year 2025, the Japan Fund and Japan Small Cap Fund earned foreign-source income and paid foreign taxes as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Fund Name	Country	Gross Foreign Income	Foreign Tax Paid
Japan Fund	Japan	$10,446,020	$895,455
Japan Small Cap Fund	Japan	$ 3,286,481	$328,648

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For information, questions, or assistance, please call
The Hennessy Funds
800-966-4354 or 415-899-1555

INVESTMENT ADVISOR

Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, AND SHAREHOLDER SERVICING AGENT

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 219381
Kansas City, Missouri 64121-9381

CUSTODIAN

U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES

Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Doug Franklin
Claire Garvie
Gerald P. Richardson

COUNSEL

Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR

Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

HENNESSY
FUNDS

Investing, Uncompromised

www.hennessyfunds.com | 800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

HENNESSY
FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

HENNESSY SUSTAINABLE ETF

(The Nasdaq Stock Market LLC: STNC)

Investing, Uncompromised

www.hennessyetfs.com | 1-877-671-3199

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-877-671-3199

Financial Statements — Schedule of Investments

as of April 30, 2026 (Unaudited)

COMMON STOCKS – 96.9%	Shares	Value
Communication Services – 7.8%
AT&T, Inc.	93,438	$2,441,535
Charter Communications, Inc. – Class A (a)	12,391	2,046,621
Comcast Corp. – Class A	99,616	2,693,617
		7,181,773

Consumer Discretionary – 17.1%
Carnival Corp.	46,455	1,231,522
Ford Motor Co.	103,305	1,247,924
General Motors Co.	21,230	1,632,375
Hilton Worldwide Holdings, Inc.	7,976	2,584,782
Home Depot, Inc.	3,032	996,922
Lululemon Athletica, Inc. (a)	2,291	315,471
Marriott International, Inc./MD – Class A	5,789	2,093,823
Ross Stores, Inc.	12,533	2,854,892
The TJX Companies, Inc.	17,362	2,721,494
		15,679,205

Consumer Staples – 8.5%
Constellation Brands, Inc. – Class A	18,167	2,844,589
PepsiCo, Inc.	16,972	2,689,892
Tyson Foods, Inc. – Class A	34,537	2,212,786
		7,747,267

Financials – 6.3%
American Express Co.	6,675	2,156,359
Regions Financial Corp.	36,162	1,032,425
The PNC Financial Services Group, Inc.	11,708	2,610,884
		5,799,668

Health Care – 13.7%
Amgen, Inc.	7,218	2,499,232
Bristol-Myers Squibb Co.	6,841	414,496
Gilead Sciences, Inc.	18,651	2,440,297
Labcorp Holdings, Inc.	9,570	2,457,576
Medtronic PLC	31,860	2,579,704
Pfizer, Inc.	68,144	1,819,445
Viatris, Inc.	24,403	364,581
		12,575,331

Industrials – 14.8%
A O Smith Corp.	35,590	2,200,886
Cummins, Inc.	1,529	1,025,974
GE Vernova, Inc.	586	634,908
PACCAR, Inc.	21,937	2,606,116
Pentair PLC	30,402	2,453,745
Rollins, Inc.	44,907	2,502,667
WW Grainger, Inc.	1,793	2,082,300
		13,506,596
	Shares	Value
Information Technology – 19.8%
Applied Materials, Inc.	7,185	$2,834,411
Corning, Inc.	15,296	2,512,215
Intel Corp. (a)	40,771	3,852,044
Jabil, Inc.	9,063	3,058,672
Lam Research Corp.	8,997	2,319,967
Seagate Technology Holdings PLC	635	427,761
TE Connectivity PLC	4,996	1,057,453
Western Digital Corp.	4,860	2,111,767
		18,174,290

Materials – 4.1%
Newmont Corp.	21,215	2,356,774
Nucor Corp.	3,461	779,729
Sherwin-Williams Co.	1,964	631,642
		3,768,145

Utilities – 4.8%
Edison International	25,224	1,752,815
Exelon Corp.	56,907	2,617,153
		4,369,968

TOTAL COMMON STOCKS
(Cost $84,167,404)		88,802,243

REAL ESTATE INVESTMENT TRUSTS – 2.9%

Real Estate – 2.9%
Federal Realty Investment Trust	23,741	2,632,877

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,557,755)		2,632,877

RIGHTS – 0.0% (b)
Health Care – 0.0% (b)
Sycamore Partners LLC,
Expires 08/28/2026, Exercise Price $3.00 (a)(c)	167,900	0

TOTAL RIGHTS
(Cost $0)		0

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Schedule of Investments

as of April 30, 2026 (Unaudited)

MONEY MARKET FUNDS – 0.1%	Shares	Value
First American Government
Obligations Fund – Class X, 3.58% (d)	119,307	$119,307

TOTAL MONEY MARKET FUNDS
(Cost $119,307)		119,307

TOTAL INVESTMENTS – 99.9%
(Cost $86,844,466)		91,554,427

Other Assets in Excess of Liabilities – 0.1%		68,713

TOTAL NET ASSETS – 100.0%		$91,623,140

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

LLC – Limited Liability Company

PLC – Public Limited Company

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Summary of Fair Value Exposure as of April 30, 2026

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2026 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks:	Level 1	Level 2	Level 3	Total
Communication Services	$7,181,773	$—	$—	$7,181,773
Consumer Discretionary	15,679,205	—	—	15,679,205
Consumer Staples	7,747,267	—	—	7,747,267
Financials	5,799,668	—	—	5,799,668
Health Care	12,575,331	—	—	12,575,331
Industrials	13,506,596	—	—	13,506,596
Information Technology	18,174,290	—	—	18,174,290
Materials	3,768,145	—	—	3,768,145
Utilities	4,369,968	—	—	4,369,968
Common Stocks – Total	88,802,243	—	—	88,802,243
Real Estate Investment Trusts:
Real Estate	2,632,877	—	—	2,632,877
Real Estate Investment Trusts – Total	2,632,877	—	—	2,632,877
Rights:
Health Care	—	—	0	0
Rights – Total	—	—	0	0
Money Market Funds	119,307	—	—	119,307
Total Investments	$91,554,427	$—	$0	$91,554,427

Fair Value Measurement Using Significant Unobservable Inputs				Level 3
Beginning balance as of October 31, 2025				$0
Ending balance as of April 30, 2026				$0
Change in unrealized appreciation/depreciation still held as of April 30, 2026				$0

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199	3

Financial Statements — Statement of Assets and Liabilities

as of April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$91,554,427
Dividends receivable	130,687
Dividend tax reclaims receivable	1,074
Total assets	91,686,188

LIABILITIES:
Payable to advisor	63,048
Total liabilities	63,048
NET ASSETS	$91,623,140

NET ASSETS CONSISTS OF:
Paid-in capital	$98,004,418
Total accumulated losses	(6,381,278)
Total net assets	$91,623,140

Net Assets	$91,623,140
Capital shares issued and outstanding (100,000,000 shares authorized, $0.001 par value)	2,571,142
Net asset value per share	$35.64

Investments, at cost	$86,844,466

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Statement of Operations

for the six months ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$974,682
Less: issuance fees	(74)
Total investment income	974,608

EXPENSES:
Investment advisory fee (See Note 5)	440,156
Total expenses	440,156
Expense reimbursement by advisor (See Note 5)	(46,332)
Net expenses	393,824
NET INVESTMENT INCOME	580,784

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,094,441)
In-kind redemptions	11,800,844
Net realized gain (loss)	6,706,403
Net change in unrealized appreciation (depreciation) on:
Investments	1,708,372
Net change in unrealized appreciation (depreciation)	1,708,372
Net realized and unrealized gain (loss)	8,414,775
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,995,559

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199	5

Financial Statements — Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2026	Year Ended
	(Unaudited)	October 31, 2025
OPERATIONS:
Net investment income (loss)	$580,784	$1,035,966
Net realized gain (loss)	6,706,403	6,067,523
Net change in unrealized appreciation (depreciation)	1,708,372	121,566
Net increase (decrease) in net assets from operations	8,995,559	7,225,055

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(965,525)	(943,473)
Total distributions to shareholders	(965,525)	(943,473)

CAPITAL TRANSACTIONS:
Shares sold	80,232,592	81,647,451
Shares redeemed	(90,604,239)	(93,788,832)
Net increase (decrease) in net assets from capital transactions	(10,371,647)	(12,141,381)
NET INCREASE (DECREASE) IN NET ASSETS	(2,341,613)	(5,859,799)

NET ASSETS:
Beginning of the period	93,964,753	99,824,552
End of the period	$91,623,140	$93,964,753

SHARES TRANSACTIONS:
Shares sold	2,360,000	2,615,000
Shares redeemed	(2,655,000)	(3,000,000)
Total increase (decrease) in shares outstanding	(295,000)	(385,000)

The accompanying notes are an integral part of these financial statements.

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Financial Statements — Financial Highlights

For a share outstanding throughout each period

	Six Months			Two-Month
	Ended	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	April 30, 2026	October 31,	October 31,	October 31,		August 31,	August 31,	August 31,
	(Unaudited)	2025	2024	2023		2023 (i)	2022 (i)	2021 (a)(i)
PER SHARE DATA:
Net asset value, beginning of period	$32.78	$30.70	$23.97	$26.73		$24.80	$27.82	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.21	0.34	0.20	(0.00	) (c)	0.07	0.20	0.02
Net realized and unrealized gain (loss) on investments (d)	2.99	2.03	6.55	(2.76)		2.01	(3.10)	2.80
Total from investment operations	3.20	2.37	6.75	(2.76)		2.08	(2.90)	2.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.29)	(0.02)	—		(0.15)	(0.10)	—
Net realized gains	—	—	—	—		—	(0.02)	—
Total distributions	(0.34)	(0.29	(0.02)	—		(0.15)	(0.12)	—
Net asset value, end of period	$35.64	$32.78	$30.70	$23.97		$26.73	$24.80	$27.82

TOTAL RETURN (e)
	9.80%	7.77%	28.18%	-10.31%		8.39%	-10.50%	11.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$91,623	$93,965	$99,825	$40,395		$45,306	$42,530	$37,285
Ratio of expenses to average net assets:
Before expense reimbursement (f)	0.95%	0.95%	0.95%	0.95%		0.95%	0.95%	0.95%
After expense reimbursement (f)	0.85%	0.85%	0.85%	0.85%		0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (f)	1.25%	1.09%	0.68%	(0.01)%		0.27%	0.74%	0.19%
Portfolio turnover rate (e)(g)	138%	275%	291% (h)	62%		274%	290%	180%

(a)	Inception date of the Fund was March 15, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	The cost of purchases and proceeds from sales of securities that were incurred to realign the CCM Small/Mid-Cap Impact Value Fund and CCM Core Impact Equity Fund portfolios subsequent to November 10, 2023 and February 23, 2024, the reorganization dates, respectively, are excluded from the portfolio turnover rate calculation. See Note 10 of the Notes to Financial Statements for further information regarding this reorganization. If such amounts had not been excluded, the portfolio turnover rate would have been 316% for the year ended October 31, 2024.

(i)	Data prior to the close of business on December 22, 2022 is of the Predecessor Fund, the Stance Equity ESG Large Cap ETF.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199	7

Notes to the Financial Statements

April 30, 2026 (Unaudited)

1).	ORGANIZATION

The Hennessy Sustainable ETF (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. Prior to May 12, 2025, the Fund was known as the Hennessy Stance ESG ETF. The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund and offers one class of shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Fund’s valuation policies and procedures, as described in Note 3.

b).	Federal Income Taxes – The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund has made no provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of partnership income and wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).	Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major tax jurisdictions and concluded that there is no material impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).	Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of the Fund. As discussed further in Note 5, most expenses of the Fund are paid by Hennessy Advisors, Inc. (the “Advisor”) under a unitary fee arrangement.

e).	Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).	Security Transactions – Investment transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).	Use of Estimates - Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).	Share Valuation – The NAV per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading.

i).	Illiquid Securities – Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

j).	Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief operating decision maker (the “CODM”) for the Fund using the information presented in the financial statements and financial highlights. The CODM is Teresa Nilsen, the Executive Vice President and Treasurer of the Funds.

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k).	Recent Accounting Pronouncements and Regulatory Updates – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction, and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impacts of these changes on the Fund’s financial statements.

3).  SECURITIES VALUATION

The Fund follows its valuation policies and procedures in determining its NAV and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last- quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies other than exchange-traded funds, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by the Advisor, the Fund’s valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The fair value of any foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant

HENNESSY FUNDS	1-877-671-3199	9

American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when shareholders are unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2026, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2026, were $128,290,277, and $128,241,802, respectively. There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2026.

Purchases and sales of in-kind transactions for the Fund during the six months ended April 30, 2026, were $79,820,911 and $90,474,442, respectively.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement (the “Investment Advisory Agreement”). The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a unitary management fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.95%. From the unitary management fee, the Advisor pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2026, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the portfolio composition of the Fund to a sub-advisor, Stance Capital, LLC (“Stance Capital “), and has delegated the responsibility for selecting broker-dealers to execute purchase and sale transactions for the Fund to Vident Advisory, LLC (“Vident”), as instructed by Stance Capital and subject to the supervision of the Advisor and the Board. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2026, the Advisor (not the Fund) paid a sub-advisory fee to Stance Capital at the average rate of 0.40% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement with Stance Capital, the Advisor pays sub-advisory fees to Stance Capital at an annual rate of 0.40% of the average daily net assets up to $125 million, 0.37% of average daily net assets for assets over $125 million and up to $250 million, and 0.35% for average daily net assets over $250 million. During the six months ended April 30, 2026, the Advisor (not the Fund) paid a sub-advisory fee to Vident at the average rate of 0.05% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement with Vident, the Advisor pays sub-advisory fees to Vident of at an annual rate of 0.05% of the Fund’s average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million, subject to a minimum sub-advisory fee to of $18,750 on an annual basis.

The Advisor has contractually agreed to waive a portion of its unitary management fee to the extent necessary to limit the Fund’s annual operating expenses (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) to 0.85% of the Fund’s net assets through February 28, 2027.

During the six months ended April 30, 2026, the Advisor waived $46,332 of its unitary management fee.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s administrative, accounting, custody, and transfer agency fees.

Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Fund’s principal underwriter in a continuous public offering of Fund shares.

The officers of the Fund are affiliated with the Advisor. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s Chief Compliance Officer fees.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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7).  FEDERAL TAX INFORMATION

As of October 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$91,126,716
Gross tax unrealized appreciation	$6,348,362
Gross tax unrealized depreciation	(3,480,031)
Net tax unrealized appreciation/(depreciation)	$2,868,331
Undistributed ordinary income	$744,754
Undistributed long-term capital gains	—
Total distributable earnings	$744,754
Other accumulated gain/(loss)	$(18,024,397)
Total accumulated gain/(loss)	$(14,411,312)

As of October 31, 2025, the Fund had $15,759,267 in unlimited short-term capital loss carryforwards, $1,618,025 in limited short-term capital loss carryforwards, $105,449 in unlimited long-term capital loss carryforwards, and $541,656 in limited long-term capital loss carryforwards. As of October 31, 2025, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2024, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2026 (year to date) and fiscal year 2025, the tax character of distributions paid by the Fund were as follows:

	Six Months Ended	Fiscal Year
	April 30, 2026	2025
Ordinary income(1)	$965,525	$943,473
Long-term capital gains	—	—
Total distributions	$965,525	$943,473

(1)	Ordinary income includes short-term capital gains.

8).  SHARE TRANSACTIONS

Shares of the Fund were listed and traded on The Nasdaq Stock Market LLC (the “Exchange”) during the six months ended April 30, 2026. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants “). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants and do not have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. Shares of the Fund have equal rights and privileges.

From time to time, settlement of securities related to in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

9).  GLOBAL EVENTS

A rise in protectionist trade policies, the possibility of a national or global recession, risks associated with pandemic and epidemic diseases, trade tensions, the possibility of changes to some international trade agreements, political events, and continuing political tension and armed conflicts may adversely impact financial markets and the broader economy. These events could also have negative effects on the Fund’s investments that cannot be foreseen at the present time. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Your investment would be negatively impacted if the value of your portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Advisor or other key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, or exacerbate pre-existing risks to the Fund.

HENNESSY FUNDS	1-877-671-3199	11

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2026, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional Information (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. All fund expenses, including trustee fee and compliance expenses, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Statement of Additional Information for the Hennessy Sustainable ETE.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on March 11, 2026, the Board of Trustees of Hennessy Funds Trust (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Hennessy Sustainable ETF (the “Fund”) with Hennessy Advisors, Inc. (the “Advisor”), the sub-advisory agreement for portfolio management services for the Fund with Stance Capital, LLC, and the sub-advisory agreement for trading services for the Fund with Vident Advisory, LLC. As part of the process, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed interested persons (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements. As part of their discussion, the Independent Trustees confirmed their understanding of the need to have asked about, and received answers to, any matters that they believed are relevant to determining whether to approve the continuation of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub- advisory agreements. This information included, but was not limited to, the following:

●	a memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

●	a memorandum from outside legal counsel regarding the Board’s oversight responsibilities with respect to an exchange-traded fund;

●	a memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub- advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

●	summaries of the advisory and sub-advisory agreements;

●	the Advisor’s financial statements from its most recent Form 10-K and Form 10-Q, which included information about the Advisor’s profitability;

●	a recent Fund fact sheet, which included, among other things, Fund performance over various periods;

●	a description of the range of services provided by the Advisor and the sub-advisors and the distinction between the Advisor-provided services and the sub-advisor provided services;

●	a peer expense comparison of the unitary fee for the Fund; and

●	a memorandum from the Advisor regarding economies of scale.

The Advisor also sent information regarding each sub-advisor that included, but was not limited to:

●	a completed questionnaire from the sub-advisor;

●	a summary of the sub-advisor’s responses to the questionnaire, as well as relevant information from the sub-advisor’s Form ADV and the certifications submitted by the sub-advisor each quarter;

●	financial information of the sub-advisor or its ultimate parent or holding company; and

●	the sub-advisor’s Code of Ethics.

The Trustees reviewed and discussed all of the information provided by the Advisor and the sub-advisors. Following this review, and further discussion with the Advisor, the Trustees concluded that the information provided before and at the meeting addressed all of the relevant matters that they wanted to consider in assessing the performance of the Fund and the performance of the Advisor and the sub-advisors under the advisory and sub-advisory agreements, and that said information provided them with a fulsome understanding of the advisory and sub- advisory agreements and the services provided by the Advisor and the sub-advisors.

All of the factors discussed were considered as a whole by the Trustees, as well as by the Independent Trustees meeting in executive session. The Trustees viewed the relevant factors in their totality, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

HENNESSY FUNDS	1-877-671-3199	13

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

●	the nature and quality of the advisory services provided by the Advisor and the sub-advisors;

●	a comparison of the fees of the Fund to other similar funds;

●	whether economies of scale are recognized by the Fund;

●	the costs and profitability of the Fund to the Advisor and the sub-advisors;

●	the performance of the Fund; and

●	any benefits to the Advisor and the sub-advisors from serving as an investment advisor to the Fund (other than the advisory and sub- advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

●	The Trustees considered the services identified below that are provided by the Advisor. Based on this review and an assessment of the Advisor’s performance, the Trustees concluded that the Advisor provides high quality services to the Fund, and they noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

●	The Advisor oversees the sub-advisors for the Fund, and the sub-advisors act as the portfolio manager for the Fund by providing portfolio management and trading services.

●	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

●	The Advisor monitors the liquidity of the Fund.

●	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions and federal securities laws.

●	The Advisor maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the sub-advisors and other service providers (including their codes of ethics, as appropriate), conducts on site visits to the sub- advisors and other service providers as feasible, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

●	The Advisor oversees the selection and continued employment of each sub-advisor, reviews the Fund’s investment performance, and monitors each sub-advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

●	The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

●	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

●	The Advisor prepares or directs the preparation of all regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

●	For the Fund’s annual report, the Advisor reviews the written summary prepared by Stance Capital, LLC.

●	The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Fidelity, TD Ameritrade, and Pershing. The Advisor participates in no transaction fee (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates a number of these third-party providers of NTF programs out of its own revenues.

●	The Advisor pays the compensation of the Fund’s compliance officer and employs other staff such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

●	The Advisor provides a quarterly compliance certification to the Board.

●	The Advisor prepares or reviews all Board materials, presents to and leads discussions with the Board, prepares or reviews all meeting minutes, and arranges for Board training and education.

●	The Trustees considered the services identified below that are provided by the sub-advisors. Based on this review and an assessment of each sub-advisor’s performance, the Trustees concluded that the sub-advisors provide high-quality services to the Fund. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the sub-advisors and that the nature and extent of the services provided by the sub-advisors were appropriate to assure that the Fund’s portfolio aligns properly with its investment objective and principal investment strategies.

●	The sub-advisors act as the portfolio manager for the Fund. In this capacity, the sub-advisors do the following:

●	manage the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

●	seek best execution for the Fund’s portfolio;

●	manage the use of soft dollars for the Fund; and

●	manage proxy voting for the Fund.

●	Each sub-advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the sub-advisor’s duties as a portfolio manager to the Fund.

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●	For each annual report of the Fund, each sub-advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

●	Each sub-advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the sub-advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

●	The Trustees considered the distinction between the services performed by the Advisor and the sub-advisors. The Trustees noted that the management of each sub-advised Fund, including the oversight of the sub-advisor, involves more comprehensive and substantive duties than the duties of the sub-advisor. Specifically, the Trustees considered the list of Advisor services previously identified and concluded that the services performed by the Advisor for each sub-advised Fund require a higher level of service and oversight than the services performed by the sub-advisors. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the sub-advisors is reasonable.

●	The Trustees compared the performance of the Fund to benchmark indices over various periods and noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the sub-advisors manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted the continuation of the advisory and sub-advisory agreements.

●	The Trustees reviewed the advisory fees of the Fund compared to other funds similar in asset size and investment objective using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee of the Fund falls within a reasonable range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub- advisory agreements.

●	The Trustees also considered whether the Advisor was realizing economies of scale that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund were variable asset-based fees, so the Advisor would not realize material economies of scale relating to these expenses as the assets of the Fund increased. For example, third-party platform fees and sub-advisory fees increase as the Fund’s assets grow.

●	The Trustees considered the profitability of the Advisor and the sub-advisors, including the impact of platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the sub-advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

●	The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees and concluded that this was beneficial to the Fund and its shareholders.

●	The Trustees considered any benefits to the Advisor and the sub-advisors from serving as an advisor to a Fund other than the advisory fee or sub-advisory fee. The Trustees noted that the Advisor and the sub-advisors may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the sub-advisors from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and sub-advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the sub-advisors could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the sub-advisors, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the sub-advisors’ written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-877-671-3199	15

Federal Tax Distribution Information (Unaudited)

For fiscal year 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income is as follows:

100.00%

For corporate shareholder, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2025 is as follows:

100.00%

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund is as follows:

0.00%

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The trustee fees and compliance expenses for the Hennessy mutual funds are included in the financial statements and related footnotes filed under Item 7(a) of this Form N-CSR.

This item is not applicable to the Hennessy Sustainable ETF. All fund expenses for the Hennessy Sustainable ETF, including trustee fee and compliance expenses, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Statement of Additional Information for the Hennessy Sustainable ETF.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by such Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy President

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neil J. Hennessy	Date: July 2, 2026
Neil J. Hennessy, President and Principal Executive Officer

By:	/s/ Teresa M. Nilsen	Date: July 2, 2026
Teresa M. Nilsen, Treasurer and Principal Financial Officer